Registration Nos. 033-54963/811-07209

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

         Post-Effective Amendment No. 7                           /X/

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

         Amendment No. 8                                          /X/

                         T. ROWE PRICE VALUE FUND, INC.
                         ------------------------------
                Exact Name of Registrant as Specified in Charter

                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                     Address of Principal Executive Offices

                                  410-345-2000
                                  ------------
               Registrant's Telephone Number, Including Area Code

                                Henry H. Hopkins
                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                     Name and Address of Agent for Service

            Approximate Date of Proposed Public Offering May 1, 2000
                                                         -----------

         It is proposed that this filing will become effective (check appropriate box):

/ /      Immediately upon filing pursuant to paragraph (b)
/X/      On May 1, 2000, pursuant to paragraph (b)
/ /      60 days after filing pursuant to paragraph (a)(1)
/ /      On (date), pursuant to paragraph (a)(1)
/ /      75 days after filing pursuant to paragraph (a)(2)
/ /      On (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



PAGE 2
SUBJECT TO COMPLETION

         Information contained herein is subject to completion or amendment. A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

         The Registration Statement of the T. Rowe Price Value Fund, Inc. (the "REGISTRANT") on Form N-1A (File Nos. 033-54963/811-07209) is hereby amended under the Securities Act of 1933 to update the Registrant's financial statements, make other changes in the Registrant's Prospectus and Statement of Additional Information, and to satisfy the annual amendment requirements of Rule 8b-16 under the Investment Company Act of 1940.

PROSPECTUS
                                                                  March 31, 2000
T. ROWE PRICE

Value Fund--Advisor Class

 A stock fund for investors seeking long-term capital growth through a value approach to stock selection. This class of shares is sold only through financial intermediaries.
TROWEPRICELOGO
 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

T. Rowe Price Value Fund, Inc.
  T. Rowe Price Value Fund--Advisor Class
Prospectus

March 31, 2000

              ABOUT THE FUND
1
              Objective, Strategy, Risks, and Expenses    1

              -----------------------------------------------
              Other Information About the Fund            4

              -----------------------------------------------
              Some Basics of

               Investing
              -----------------------------------------------


              ABOUT YOUR ACCOUNT
2
              Pricing Shares and Receiving                6
              Sale Proceeds
              -----------------------------------------------
              Distributions and Taxes                     7

              -----------------------------------------------
              Transaction Procedures and                  8
              Special Requirements
              -----------------------------------------------


              MORE ABOUT THE FUND
3
              Organization and Management                10

              -----------------------------------------------
              Understanding Performance Information      12

              -----------------------------------------------
              Investment Policies and Practices          13

              -----------------------------------------------
              Financial Highlights                       17

              -----------------------------------------------


              INVESTING WITH T. ROWE PRICE
4
              Account Requirements                       19
              and Transaction Information
              -----------------------------------------------
              Rights Reserved by the Fund                20

              -----------------------------------------------



 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc., and its affiliates managed $179.9 billion for more than eight million individual and institutional investor accounts as of December 31, 1999.
 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

 ABOUT THE FUND
 OBJECTIVE, STRATEGY, RISKS, AND EXPENSES
 ----------------------------------------------------------
   To help you decide whether this fund is appropriate for you, this section reviews its major characteristics.

   A word about the fund's name and structure. The Value Fund -Advisor Class is a share class of the T. Rowe Price Value Fund. The Advisor Class is not a separate mutual fund. It is sold only through brokers, dealers, banks, insurance companies, and other financial intermediaries that provide various distribution and administrative services.


 What is the fund's objective?

   The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.


 What is the fund's principal investment strategy?

   In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the portfolio manager regards as undervalued. Holdings are expected to consist primarily of large-company stocks, but may also include smaller companies.

   Our in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, we generally look for the following:

  . low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company's peers, or its own historic norm;

  . low stock price relative to a company's underlying asset values;

  . a plan to improve the business through restructuring; and

  . a sound balance sheet and other positive financial characteristics.

   While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

  . For details about the fund's investment program, please see the Investment
   Policies and Practices section.

T. ROWE PRICE                                 2
 What are the main risks of investing in the fund?

   As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

   The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. Small- and midsize-company stocks are typically more volatile than larger ones.

   Fund investments in foreign stocks are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options are subject to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

  . The fund's share price may decline, so when you sell your shares, you may lose money.


 How can I tell if the fund is appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you are investing through an intermediary and you seek a somewhat conservative equity investment that provides potential for capital growth with some dividend income, the fund could be an appropriate part of your overall investment strategy. This fund should not represent your complete investment program or be used for short-term trading purposes.

   The fund can be used in both regular and tax-deferred accounts, such as IRAs.

  . Equity investors should have a long-term investment horizon and be willing to wait out bear markets.


 How has the fund performed in the past?

   Value-Advisor Class shares were first offered on March 31, 2000, and do not have a full calendar year of performance history. As a point of comparison, however, the following bar chart and table show calendar year returns for the existing class of the Value Fund./a/

                                             3
   The bar chart and table indicate risk by showing how much returns can differ from one year to the next and over time. Of course, past performance is no guarantee of future returns.

                      Calendar Year Total Returns
             "95"       "96"       "97"      "98"      "99"
 -------------------------------------------------------------------
            39.85      28.51      29.25      6.85      9.16
 -------------------------------------------------------------------


          Quarter ended              Total return

 Best quarter                            6/30/99 15.02%

 Worst quarter                           9/30/98 -13.40%

 Table 1  Average Annual Total Returns
                                         Periods ended December 31, 1999
                                                            Since inception
                                        1 year   5 years       (9/30/94)
 ---------------------------------------------------------------------------
  Value Fund                             9.16%    22.06%        21.61%

  S&P 500 Stock Index                   21.04     28.56         27.02
  Lipper Multi-Cap Value Funds Average   7.78     18.48         13.26
 ---------------------------------------------------------------------------


 /a/Figures in the bar chart and table include changes in principal value, reinvested dividends, and capital gain distributions, if any. Because Value-Advisor Class is expected to have higher expenses than the existing class of the Value Fund, its performance, had it existed over the periods shown, would have been lower. The existing class of the Value Fund and the Value Fund-Advisor Class share the same portfolio. Shares of the existing class of the fund are offered in a separate prospectus.


 What fees or expenses will I pay?

   The numbers in the next table provide an estimate of how much it will cost to operate the Advisor Class for a year. These are costs you pay indirectly because they are deducted from net assets before the daily share price is calculated.

T. ROWE PRICE                                 4

 Table 2  Fees and Expenses of the Advisor Class
                                                        Annual fund operating expenses
                                                 (expenses that are deducted from fund assets)
 ----------------------------------------------------------------------------------------------
  Management fee                                                    0.67%
  Distribution and service (12b-1) fees                             0.25%
  Other expenses                                                    0.18%
  Total annual fund operating expenses                              1.10%/a/
 ----------------------------------------------------------------------------------------------


 /a/To limit the class's expenses during its initial period of operations, T.
   Rowe Price is contractually obligated to bear any expenses (other than management fees) through December 31, 2001, that would cause the class's ratio of expenses to average net assets to exceed 1.10%. Expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price by the fund whenever the class's expense ratio is below 1.10%; however, no reimbursement will be made after December 31, 2003, or if it would result in the expense ratio exceeding 1.10%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the class.


   Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you compare the cost of investing in this class with that of other funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods:

   1 year       3 years       5 years        10 years
 -------------------------------------------------------
    $112          $350          $606          $1,340
 -------------------------------------------------------




 OTHER INFORMATION ABOUT THE FUND
 ----------------------------------------------------------

 What are some of the fund's potential rewards?

   Generally, careful selection of stocks having value characteristics can, over time, limit the downside risk of a value-oriented portfolio compared with the broad market.


 What is meant by a "value" investment approach?

   Value investors seek to invest in companies whose stock prices are low in relation to their real worth or future prospects. By identifying companies whose stocks are currently out of favor or misunderstood, value investors hope to realize significant appreciation as other investors recognize the stock's intrinsic value and the price rises accordingly.

  . Value investors look for undervalued assets.

                                             5
 What are some examples of undervalued situations?

   There are numerous situations in which a company's value may not be reflected in its stock price. For example, a company may own a substantial amount of real estate that is valued on its financial statements well below market levels. If those properties were to be sold, or if their hidden value became recognized in some other manner, the company's stock price could rise. In another example, a company's management could spin off an unprofitable division into a separate company, potentially increasing the value of the parent. Or, in the reverse, a parent company could spin off a profitable division that has not drawn the attention it deserves, potentially resulting in higher valuations for both entities.

   Sometimes new management can revitalize companies that have grown fat or lost their focus, eventually leading to improved profitability. Management could increase shareholder value by using excess cash flow to pay down debt, buying back outstanding shares of common stock, or raising the dividend.


 Is there other information I can review before making a decision?

   Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

 ABOUT YOUR ACCOUNT
 PRICING SHARES AND RECEIVING SALE PROCEEDS
 ----------------------------------------------------------
   Here are some procedures you should know when investing in a T. Rowe Price fund.


 How and when shares are priced

   The share price (also called "net asset value" or NAV per share) for each class of shares is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day the New York Stock Exchange is open for business. To calculate the NAV, the fund's assets are valued and totaled, liabilities are subtracted, and each class's proportionate share of the balance, called net assets, is divided by the number of shares outstanding of that class. Current market values are used to price fund shares.


 How your purchase, sale, or exchange price is determined

   Advisor Class shares are intended for purchase and may be held only through various third-party intermediaries including brokers, dealers, banks, insurance companies, and others. Consult your intermediary to find out about how to purchase, sell, or exchange your shares, cut-off times, and other applicable procedures for these transactions. The intermediary may charge a fee for its services.

   The fund may have an agreement with your intermediary that permits the intermediary to accept orders on behalf of the fund up until 4 p.m. ET. In such cases, if your order is received by the intermediary in good form by 4 p.m. ET and transmitted to the fund in accordance with the agreement, it will be priced at the next NAV computed after the intermediary received your order.

   Note: The time at which transactions and shares are priced and the time until which orders are accepted by the fund or an intermediary may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.


 Sale

   How proceeds are received
   Normally, the fund transmits proceeds to intermediaries for redemption orders received in good form on either the next or third business day after receipt, depending on the arrangement with the intermediary. Under certain circumstances and when deemed to be in the fund's best interests, proceeds may not be sent for up to seven calendar days after receipt of the redemption order. You must contact your intermediary about procedures for receiving your redemption proceeds.

                                             7
 USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES
 ----------------------------------------------------------
  . All net investment income and realized capital gains are distributed to shareholders.


 Dividends and Other Distributions

   Dividend and capital gain distributions can be reinvested in additional fund shares in your account or paid in cash. Contact your intermediary for information. The advantage of reinvesting distributions arises from compounding; that is, you receive income dividends and capital gain distributions on a rising number of shares.

   No interest will accrue on amounts represented by uncashed distribution or redemption checks.

   Income dividends
  . The fund declares and pays dividends (if any) annually.

  . A portion of fund dividends may be eligible for the 70% deduction for dividends received by corporations.

   Capital gains
  . A capital gain or loss is the difference between the purchase and sale price of a security.

  . If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month.


 Tax Information

   You should contact your intermediary for the tax information that will be sent to you and reported to the IRS.

   You need to be aware of the possible tax consequences when:

  . You sell fund shares, including an exchange from one fund to another.

  . The fund makes a distribution to your account.

   Taxes on fund redemptions
   When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is still a sale for tax purposes.

   Taxes on fund distributions
  . The following summary does not apply to retirement accounts, such as IRAs, which are not subject to current tax.

T. ROWE PRICE                                 8
   The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income and long-term gains on securities held more than 12 months are taxed at a maximum rate of 20%. However, if you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss will be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares.

   Gains and losses from the sale of foreign currencies and the foreign currency gain or loss resulting from the sale of a foreign debt security can increase or decrease an ordinary income dividend. Net foreign currency losses may cause a dividend to be classified as a return of capital.

  . Distributions are taxable whether reinvested in additional shares or received in cash.

   Tax effect of buying shares before a capital gain or dividend distribution
   If you buy shares shortly before or on the "record date" - the date that establishes you as the person to receive the upcoming distribution - you will receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund's record date before investing. Of course, a fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions.



 TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS
 ----------------------------------------------------------

 Purchase Conditions for Intermediaries

   Nonpayment
   If the fund receives a check or ACH transfer that does not clear or the payment is not timely received, the purchase will be canceled. Any losses or expenses incurred by the fund or transfer agent will be the responsibility of the intermediary, and the fund can redeem shares that the intermediary owns in this or another identically registered T. Rowe Price fund as reimbursement. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

   U.S. dollars; type of check
   All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

                                             9
 Sale (Redemption) Conditions

   Holds on immediate redemptions: 10-day hold
   If an intermediary sells shares that it just purchased and paid for by check or ACH transfer, the fund will process the redemption but will generally delay sending the proceeds for up to 10 calendar days to allow the check or transfer to clear. If the redemption request was sent by mail or mailgram, proceeds will be mailed no later than the seventh calendar day following receipt unless the check or ACH transfer has not cleared. (The 10-day hold does not apply to purchases paid for by bank wire.)

   Redemptions over $250,000
   Large sales can adversely affect a portfolio manager's ability to implement a fund's investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.


 Excessive Trading

  . T. Rowe Price may bar excessive traders from purchasing shares.

   Frequent trades in your account or accounts controlled by you can disrupt management of the fund and raise its expenses. To deter such activity, we have adopted an excessive trading policy. If you violate our excessive trading policy, you may be barred indefinitely and without further notice from further purchases of T. Rowe Price funds.

   You can make one purchase and sale involving the same fund within any 120-day period. If you exceed this limit, or if you hold fund shares for less than 60 calendar days, you are in violation of our excessive trading policy.

   Systematic purchases or redemptions are exempt from this policy.


 Signature Guarantees

   An intermediary may need to obtain a signature guarantee in certain situations and should consult its T. Rowe Price Financial Institutions representative.

   You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

 MORE ABOUT THE FUND
 ORGANIZATION AND MANAGEMENT
 ----------------------------------------------------------

 How is the fund organized?

   The fund was incorporated in Maryland in 1994 and is a "diversified, open-end investment company," or mutual fund. In 2000, the fund issued a separate class of shares known as the Advisor Class. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.

  . Shareholders benefit from T. Rowe Price's 63 years of investment management experience.


 What is meant by "shares"?

   As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund's authorized capital stock, but share certificates are not issued.

   Each share and fractional share entitles the shareholder to:

  . Receive a proportional interest in income and capital gain distributions of the class.

   The income dividends for the Value-Advisor Class shares will generally differ from those of the regular Value Fund shares to the extent that the expense ratio of the Value-Advisor Class shares differs.

  . Cast one vote per share on certain fund matters, including the election of fund directors, changes in fundamental policies, or approval of changes in the fund's management contract. Value-Advisor Class shareholders have exclusive voting rights on matters affecting only the Value-Advisor Class shares.


 Do T. Rowe Price funds have annual shareholder meetings?

   The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

                                             11
 Who runs the fund?

   General Oversight
   The fund is governed by a Board of Directors that meets regularly to review the fund's investments, performance, expenses, and other business affairs. The Board elects the fund's officers. The policy of the fund is that the majority of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price).

  . All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price - specifically by the fund's portfolio managers.

   Portfolio Management
   The fund has an Investment Advisory Committee with the following members:
   Brian C. Rogers, Chairman, Stephen W. Boesel, Richard P. Howard, Kara Cheseby Landers, Robert W. Sharps, and David J. Wallack. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund's investment program. Mr. Rogers has been chairman of the fund's committee since 1994. He joined T. Rowe Price in 1982 and has been managing investments since 1983.

   The Management Fee
   This fee has two parts - an "individual fund fee," which reflects a fund's particular characteristics, and a "group fee." The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except the Spectrum Funds, and any institutional, index, or private label mutual funds). The group fee schedule (shown below) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.

   Group Fee Schedule
     0.334%/a/         First $50 billion

     0.305%            Next $30 billion

     0.300%            Next $40 billion

     0.295%            Thereafter
    --------------------------------------


   /a/     Represents a blended group fee rate containing various break points.


   The fund's portion of the group fee is determined by the ratio of its daily net assets to the daily net assets of all the T. Rowe Price funds described previously. Based on combined T. Rowe Price funds' assets of over $106 billion at December 31, 1999, the group fee was 0.32%. The individual fund fee is 0.35%.

T. ROWE PRICE                                 12
 Distribution, Shareholder Servicing, and Recordkeeping Fees

   Value-Advisor Class has adopted a 12b-1 plan under which it pays a fee at the rate of up to 0.25% of its net assets per year to various intermediaries for distribution and servicing of its shares. These payments may be more or less than the costs incurred by the intermediaries. Because the fees are paid from the Advisor Class net assets on an ongoing basis, they will increase the cost of your investment and could result in your paying more than with other types of sales charges. The Advisor Class may also separately compensate intermediaries at a rate of up to 0.10% of net assets per year for various recordkeeping and transfer agent type services they perform.



 UNDERSTANDING PERFORMANCE INFORMATION
 ----------------------------------------------------------
   This section should help you understand the terms used to describe fund performance.


 Total Return

   This tells you how much an investment has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

   Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.


 Cumulative Total Return

   This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.


 Average Annual Total Return

   This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, provided you held it for the entire period.

                                             13
 INVESTMENT POLICIES AND PRACTICES
 ----------------------------------------------------------
   This section takes a detailed look at some of the types of fund portfolio securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

   Shareholder approval is required to substantively change fund objectives and certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies," which can be changed without shareholder approval. However, significant changes are discussed with shareholders in fund reports. Fund investment restrictions and policies are adhered to at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

   Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in hybrid instruments are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in hybrid instruments could have significantly more of an impact on a fund's share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all the other fund investments.

   Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you.

  . Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.


 Types of Portfolio Securities

   In seeking to meet its investment objective, we may invest in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with the fund's investment program. The following pages describe various types of fund portfolio securities and investment management practices.

   Fundamental policy The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of its total assets would be invested in securities of a single issuer, or if more than 10% of the voting securities of the issuer would be held by the fund.

   Fund investments are primarily in common stocks (normally, at least 65% of total assets) and, to a lesser degree, other types of securities as described below.

T. ROWE PRICE                                 14
   Common and Preferred Stocks
   Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

   Convertible Securities and Warrants
   Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years).

   Foreign Securities
   Investments may be made in foreign securities. These include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as ADRs). Such investments increase a portfolio's diversification and may enhance return, but they also involve some special risks, such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment's value (favorable changes can increase its value). These risks are heightened for investments in developing countries, and there is no limit on the amount of fund foreign investments that may be made in such countries.

   Operating policy The fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.

                                             15
   Fixed Income Securities
   From time to time, the fund may invest in debt securities of any type, including municipal securities, without regard to quality or rating. Such securities would be purchased in companies, municipalities, or entities which meet the investment criteria for the fund. The price of a bond fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise.

   High-Yield, High-Risk Investing
   The total return and yield of lower-quality (high-yield, high-risk) bonds, commonly referred to as "junk" bonds, can be expected to fluctuate more than the total return and yield of higher-quality, shorter-term bonds, but not as much as those of common stocks. Junk bonds (those rated below BBB or in default) are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.

   Operating policy The fund may purchase any type of noninvestment-grade debt security (or junk bond) including those in default. The fund will not purchase this type of security if immediately after such purchase the fund would have more than 10% of its total assets invested in such securities. The fund's investments in convertible securities are not subject to this limit.

   Hybrid Instruments
   These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under some conditions, the redemption value of such an investment could be zero.

  . Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

   Operating policy Fund investments in hybrid instruments are limited to 10% of total assets.

   Private Placements
   These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

   Operating policy Fund investments in illiquid securities are limited to 15% of net assets.

T. ROWE PRICE                                 16
 Types of Investment Management Practices

   Reserve Position
   A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or more
   T. Rowe Price internal money market funds. Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. The effect of taking such a position is that the fund may not achieve its investment objective. The reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.

   Borrowing Money and Transferring Assets
   Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

   Fundamental policy Borrowings may not exceed 33/1//\\/3/\\% of total fund assets.

   Operating policy Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33/1//\\/3/\\% of the fund's total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

   Futures and Options
   Futures (a type of potentially high-risk derivative) are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options (another type of potentially high-risk derivative) give the investor the right (where the investor purchases the option), or the obligation (where the investor writes (sells) the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage fund exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting fund overall exposure to certain markets; in an effort to enhance income; as a cash management tool; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies.

   Operating policies Futures: Initial margin deposits and premiums on options used for nonhedging purposes will not exceed 5% of fund net asset value. Options on securities: The total market value of securities against which call or

                                             17
   put options are written may not exceed 25% of its total assets. No more than 5% of fund total assets will be committed to premiums when purchasing call or put options.

   Managing Foreign Currency Risk
   Investors in foreign securities may "hedge" their exposure to potentially unfavorable currency changes by purchasing a contract to exchange one currency for another on some future date at a specified exchange rate. In certain circumstances, a "proxy currency" may be substituted for the currency in which the investment is denominated, a strategy known as "proxy hedging." Foreign currency transactions, if used, would be designed primarily to protect a fund's foreign securities from adverse currency movements relative to the dollar. Such transactions involve the risk that anticipated currency movements will not occur, and fund total return could be reduced.

   Lending of Portfolio Securities
   Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. The principal risk is the potential insolvency of the broker-dealer or other borrower. In this event, the fund could experience delays in recovering its securities and possibly capital losses.

   Fundamental policy The value of loaned securities may not exceed 33/1//\\/3/\\% of total fund assets.

   Portfolio Turnover
   The fund will not generally trade in securities (either common stocks or bonds) for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. A high turnover rate may increase transaction costs and result in higher capital gain distributions by the fund.The fund's portfolio turnover rates for the fiscal years ending December 31, 1999, 1998, and 1997, were 67.8%, 72.1%, and 67.2%, respectively.



 FINANCIAL HIGHLIGHTS
 ----------------------------------------------------------
   Value-Advisor Class first issued shares on March 31, 2000, and therefore has no financial history. As a point of comparison, however, Table 3 provides historical information about the Value Fund because Value-Advisor Class participates in the fund's management program and investment portfolio. (Prior to the inception of Value-Advisor Class, Value Fund had no other share classes.) This information is based on a single share of the Value Fund outstanding throughout each of its fiscal years.

T. ROWE PRICE                                 18
   This table is part of the Value Fund's financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The financial statements in the annual report were audited by the fund's independent accountants, PricewaterhouseCoopers LLP.

   Had the Value-Advisor Class existed during the period reflected in the table, some financial information would be different because of its higher anticipated expense ratio.


 Table 3  Financial Highlights
                                      Year ended December 31, 1999
                           1995        1996       1997       1998       1999
 -------------------------------------------------------------------------------------

  Net asset value,
  beginning of period    $ 10.24    $  13.21    $  15.76   $  18.24   $  18.31
  Income From Investment Operations
  Net investment income    0.27/a/     0.27/a/      0.21       0.19       0.22
                         --------------------------------------------------------
  Net gains or losses
  on securities (both
  realized and              3.78        3.45        4.31       1.04       1.38
  unrealized)
                         --------------------------------------------------------
  Total from investment
  operations                4.05        3.72        4.52       1.23       1.60
  Less Distributions
  Dividends (from net      (0.26)      (0.26)      (0.21)     (0.20)     (0.21)
  investment income)
                         --------------------------------------------------------
  Distributions (from      (0.82)      (0.91)      (1.83)     (0.96)     (2.20)
  capital gains)
                         --------------------------------------------------------
  Returns of capital          --          --          --         --         --
                         --------------------------------------------------------
  Total distributions      (1.08)      (1.17)      (2.04)     (1.16)     (2.41)
                         --------------------------------------------------------
  Net asset value, end   $ 13.21    $  15.76    $  18.24   $  18.31   $  17.50
  of period
                         --------------------------------------------------------
  Total return/b/          39.85%/a/   28.51%/a/   29.25%      6.85%      9.16%
  Ratios/Supplemental Data
  Net assets, end of     $46,582    $197,846    $546,375   $774,514   $851,419
  period (in thousands)
                         --------------------------------------------------------
  Ratio of expenses to      1.10%/a/    1.10%/a/    1.05%      0.98%      0.92%
  average net assets
                         --------------------------------------------------------
  Ratio of net income       2.03%/a/    1.71%/a/    1.26%      1.06%      1.14%
  to average net assets
                         --------------------------------------------------------
  Portfolio turnover        89.7%       68.0%       67.2%      72.1%      67.8%
  rate
 -------------------------------------------------------------------------------------


 /a/
   Excludes expenses in excess of a 1.10% voluntary expense limitation in effect through December 31, 1996.

 /b/Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

 INVESTING WITH T. ROWE PRICE
 ACCOUNT REQUIREMENTS AND TRANSACTION INFORMATION
 ----------------------------------------------------------
                                                       Tax Identification Number
The intermediary must provide us with its certified Social Security or tax identification number (TIN). Otherwise, federal law requires the fund to withhold a percentage (currently 31%) of dividends, capital gain distributions, and redemptions, and may subject the intermediary or account holder to an IRS fine. If this information is not received within 60 days after the account is established, the account may be redeemed, priced at the NAV on the date of redemption.

 The information in this section is for use by intermediaries only. Shareholders of the Advisor Class should contact their intermediary for information regarding the intermediary's policies on purchasing, exchanging, and redeeming fund shares, as well as initial and subsequent investment minimums. All initial and subsequent investments by intermediaries must be made by bank wire.

Opening a New Account
Intermediaries should call Financial Institutional Services for an account number and assignment to a dedicated service representative and give the following wire information to your bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh) Receiving Bank ABA#:  043000096
Beneficiary: T. Rowe Price [fund name] Beneficiary Account: 1004397951 Originator to Beneficiary Information (OBI): name of owner(s) and account number

Complete a New Account Form and mail it to one of the appropriate addresses listed below. The intermediaries must also enter into a separate agreement with the fund or its agent.

Mail via United States Postal Service
T. Rowe Price Financial Institution Services P.O. Box 17603 Baltimore, MD 21297-1603

Mail via private carriers/overnight services
T. Rowe Price Financial Institution Services Four Financial Center 4515 Painters Mill Road Owings Mills, MD 21117-4842

T. ROWE PRICE                                 20
                                            Purchasing Additional Shares By Wire
Intermediaries should call Financial Institution Services or use the wire address listed in Opening a New Account.

                                                                Exchange Service
You can move money from one account to an existing identically registered account or open a new identically registered account. Intermediaries should call their Financial Institution Services representative.

                                                                     Redemptions
Unless otherwise indicated, redemption proceeds will be wired to the intermediaries' designated bank. Intermediaries should contact their Financial Institution Services representative.



 RIGHTS RESERVED BY THE FUND
 ----------------------------------------------------------
The fund and its agents reserve the following rights: (1) to refuse any purchase or exchange order; (2) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (3) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (4) to otherwise modify the conditions of purchase and any services at any time; and (5) to act on instructions believed to be genuine. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect the fund from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of the fund, except upon approval of the fund's management.

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager's recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call your intermediary.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Infor-mation on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

LOGO
T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202
                                                                E207-040 3/31/00
1940 Act File No. 811-07209

  STATEMENT OF ADDITIONAL INFORMATION
   The date of this Statement of Additional Information is May 1, 1999, revised to March 31, 2000.

         T. ROWE PRICE BALANCED FUND, INC.
         T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

              T. Rowe Price Blue Chip Growth Fund-Advisor Class
         T. ROWE PRICE CAPITAL APPRECIATION FUND
         T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.
         T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.
         T. ROWE PRICE DIVIDEND GROWTH FUND, INC.
         T. ROWE PRICE EQUITY INCOME FUND
              T. Rowe Price Equity Income Fund-Advisor Class
         T. ROWE PRICE FINANCIAL SERVICES FUND, INC.
         T. ROWE PRICE GROWTH & INCOME FUND, INC.
         T. ROWE PRICE GROWTH STOCK FUND, INC.
         T. ROWE PRICE HEALTH SCIENCES FUND, INC.
         T. ROWE PRICE INDEX TRUST, INC.
              T. Rowe Price Equity Index 500 Fund
              T. Rowe Price Extended Equity Market Index Fund
              T. Rowe Price Total Equity Market Index Fund
         T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.
         T. ROWE PRICE MID-CAP GROWTH FUND, INC.

              T. Rowe Price Mid-Cap Growth Fund-Advisor Class
         T. ROWE PRICE MID-CAP VALUE FUND, INC.
         T. ROWE PRICE NEW AMERICA GROWTH FUND
         T. ROWE PRICE NEW ERA FUND, INC.
         T. ROWE PRICE NEW HORIZONS FUND, INC.
         T. ROWE PRICE REAL ESTATE FUND, INC.
         T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

              T. Rowe Price Science & Technology Fund-Advisor Class
         T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

              T. Rowe Price Small-Cap Stock Fund-Advisor Class
         T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

              T. Rowe Price Small-Cap Value Fund-Advisor Class
         T. ROWE PRICE VALUE FUND, INC.

              T. Rowe Price Value Fund-Advisor Class
                                       and
         INSTITUTIONAL EQUITY FUNDS, INC.
              Institutional Large-Cap Value Fund
              Institutional Small-Cap Stock Fund
              Mid-Cap Equity Growth Fund
 -------------------------------------------------------------------------------

                                                                 C20-043 3/31/00

   Mailing Address: T. Rowe Price Investment Services, Inc. 100 East Pratt Street Baltimore, Maryland 21202 1-800-638-5660


   This Statement of Additional Information is not a prospectus but should be read in conjunction with the appropriate fund prospectus dated May 1, 1999 (or March 31, 2000, for the T. Rowe Price Blue Chip Growth Fund-Advisor Class, T. Rowe Price Equity Income Fund-Advisor Class, T. Rowe Price Mid-Cap Growth Fund -Advisor Class, T. Rowe Price Science & Technology Fund-Advisor Class, T. Rowe Price Small-Cap Stock Fund-Advisor Class, T. Rowe Price Small-Cap Value Fund-Advisor Class, T. Rowe Price Value Fund-Advisor Class, Institutional Large-Cap Value Fund, and Institutional Small-Cap Stock Fund), which may be obtained from T. Rowe Price Investment Services, Inc. ("Investment Services").

   Each fund's financial statements for the year ended December 31, 1999, and the report of independent accountants are included in each fund's Annual Report and incorporated by reference into this Statement of Additional Information.

   If you would like a prospectus or an annual or semiannual shareholder report for a fund of which you are not a shareholder, please call 1-800-638-5660. A prospectus with more complete information, including management fees and expenses, will be sent to you. Please read it carefully.

                              TABLE OF CONTENTS
                              -----------------
                              Page                                       Page
                              ----                                       ----
Capital Stock                   68       Legal Counsel                       70
------------------------------------     --------------------------------------
Code of Ethics                  56       Management of the Funds             29
------------------------------------     --------------------------------------
Custodian                       56       Net Asset Value Per Share           63
------------------------------------     --------------------------------------
Distributor for the Funds       55       Organization of the Funds           69
------------------------------------     --------------------------------------
Dividends and Distributions     63       Portfolio Management Practices      15
------------------------------------     --------------------------------------
Federal Registration of         70       Portfolio Transactions              57
Shares
------------------------------------     --------------------------------------
Independent Accountants         70       Pricing of Securities               62
------------------------------------     --------------------------------------
Investment Management           49       Principal Holders of                48
Services                                 Securities
------------------------------------     --------------------------------------
Investment Objectives and        3       Ratings of Corporate Debt           73
Policies                                 Securities
------------------------------------     --------------------------------------
Investment Performance          65       Risk Factors                         3
------------------------------------     --------------------------------------
Investment Program               6       Services by Outside Parties         54
------------------------------------     --------------------------------------
Investment Restrictions         27       Tax Status                          64
------------------------------------     --------------------------------------






 INVESTMENT OBJECTIVES AND POLICIES
 -------------------------------------------------------------------------------
   The following information supplements the discussion of each fund's investment objectives and policies discussed in each fund's prospectus.

   The funds will not make a material change in their investment objectives without obtaining shareholder approval. Unless otherwise specified, the investment programs and restrictions of the funds are not fundamental policies. Each fund's operating policies are subject to change by each Board of Directors/Trustees without shareholder approval. However, shareholders will be notified of a material change in an operating policy. Each fund's fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented. References to the following are as indicated:

                  Investment Company Act of 1940 ("1940 Act")
                  Securities and Exchange Commission ("SEC")
                  T. Rowe Price Associates, Inc. ("T. Rowe Price")
                  Moody's Investors Service, Inc. ("Moody's")
                  Standard & Poor's Corporation ("S&P")
                  Internal Revenue Code of 1986 ("Code")
                  Rowe Price-Fleming International, Inc. ("Price-Fleming")

   Throughout this Statement of Additional Information, "the fund" is intended to refer to each fund listed on the cover page, unless otherwise indicated.



 RISK FACTORS
 -------------------------------------------------------------------------------
   Reference is also made to the sections entitled "Types of Securities" and "Portfolio Management Practices" for discussions of the risks associated with the investments and practices described therein as they apply to the fund.

   Because of its investment policy, the fund may or may not be suitable or appropriate for all investors. The fund is not a money market fund and is not an appropriate investment for those whose primary objective is principal stability. The fund will normally have substantially all (for the Balanced Fund 50-70% and for the Capital Appreciation Fund at least 50%) of its assets in equity securities (e.g., common stocks). This portion of the fund's assets will be subject to all of the risks of investing in the stock market. There is risk in every investment. The value of the portfolio securities of the fund will fluctuate based upon market conditions. Although the fund seeks to reduce risk by investing in a diversified portfolio, such diversification does not eliminate all risk. There can, of course, be no assurance that the fund will achieve its investment objective.

   Foreign Securities (All Funds other than Equity Index 500, Extended Equity Market, and Total Equity Market Funds)
   The fund may invest in U.S. dollar-denominated and non-U.S.
   dollar-denominated securities of foreign issuers.

   Risk Factors of Foreign Investing There are special risks in foreign investing. Certain of these risks are inherent in any mutual fund while others relate more to the countries in which the fund will invest.

  . Political and Economic Factors Individual foreign economies of certain countries differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The internal politics of certain foreign countries are not as stable as in the United States. For example, in 1991, the existing government in Thailand was overthrown in a military coup. In 1994-1995, the Mexican peso plunged in value setting off a severe crisis in the Mexican economy. Asia is still coming to terms with its own crisis and recessionary conditions sparked off by widespread currency weakness in late 1997. In 1998, there was substantial turmoil in markets throughout the world. In 1999, the democratically elected government of Pakistan was over thrown by a military coup. The Russian government also defaulted on all its domestic debt. In addition, significant external political risks currently affect some foreign countries. Both Taiwan and China still claim sovereignty of one another and there is a demilitarized border and hostile relations between North and South Korea.

   Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

  . Currency Fluctuations The fund invests in securities denominated in various currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the fund's assets denominated in that currency. Such changes will also affect the fund's income. Generally, when a given currency appreciates against the dollar (the dollar weakens) the value of the fund's securities denominated in that currency will rise. When a given currency depreciates against the dollar (the dollar strengthens) the value of the fund's securities denominated in that currency would be expected to decline.

  . Investment and Repatriation Restrictions Foreign investment in the securities markets of certain foreign countries is restricted or controlled in varying degrees. These restrictions limit at times and preclude investment in certain of such countries and increase the cost and expenses of the fund. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the funds invest. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. For example, capital invested in Chile normally cannot be repatriated for one year. In 1998, the government of Malaysia imposed currency controls which effectively made it impossible for foreign investors to convert Malaysian ringgits to foreign currencies.

  . Market Characteristics It is contemplated that most foreign securities will be purchased in over-the-counter markets or on securities exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Investments in certain markets may be made through American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") traded in the United States or on foreign exchanges. Foreign securities markets are generally not as developed or efficient as, and more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the fund's portfolio securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. Commissions on foreign securities are generally higher than commissions on United States exchanges, and while there is an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the fund.

  . Investment Funds The fund may invest in investment funds which have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. The fund's investment in these funds is subject to the provisions of the 1940 Act. If the fund invests in such investment funds, the fund's shareholders will bear not only their proportionate share of the expenses of the fund (including operating expenses and the fees of the investment manager), but also will bear indirectly similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.

  . Information and Supervision There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to United States companies. It also is often more difficult to keep currently informed of corporate actions which affect the prices of portfolio securities.

  . Taxes The dividends and interest payable on certain of the fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the fund's shareholders.

  . Other With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the funds, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

  . Eastern Europe and Russia Changes occurring in Eastern Europe and Russia today could have long-term potential consequences. As restrictions fall, this could result in rising standards of living, lower manufacturing costs, growing consumer spending, and substantial economic growth. However, investment in most countries of Eastern Europe and Russia is highly speculative at this time. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. The collapse of the ruble from its crawling peg exchange rate against the U.S. dollar has set back the path of reform for several years. In many of the countries of Eastern Europe and Russia, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property. In addition, these countries may have national policies which restrict investments in companies deemed sensitive to the country's national interest. Further, the governments in such countries may require governmental or quasi-governmental authorities to act as custodian of the fund's assets invested in such countries, and these authorities may not qualify as a foreign custodian under the 1940 Act and exemptive relief from such Act may be required. All of these considerations are among the factors which could cause significant risks and uncertainties to investment in Eastern Europe and Russia. The fund will only invest in a company located in, or a government of, Eastern Europe and Russia, if it believes the potential return justifies the risk.

  . Latin America

   Inflation Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

   Political Instability The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets.

   Foreign Currency Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the value of the Mexican peso lost more than one-third of its value relative to the dollar. In 1999, the Brazalian real lost 30% of its value against the U.S. dollar. Certain Latin American countries may impose restrictions on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the fund to engage in foreign currency transactions designed to protect the value of the fund's interests in securities denominated in such currencies.

   Sovereign Debt A number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.



 INVESTMENT PROGRAM
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                               Types of Securities

   Set forth below is additional information about certain of the investments described in each fund's prospectus.


                               Hybrid Instruments

   Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depository instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

   Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid.

   The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

   Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

   Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

   Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party or issuer of the Hybrid Instrument would be an additional risk factor which the fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

   The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the fund. Accordingly, the fund will limit its investments in

   Hybrid Instruments to 10% of total assets. However, because of their volatility, it is possible that the fund's investment in Hybrid Instruments will account for more than 10% of the fund's return (positive or negative).


                        Illiquid or Restricted Securities

   Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, the fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the fund's Board of Directors/Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the fund should be in a position where more than 15% of the value of its net assets is invested in illiquid assets, including restricted securities, the fund will take appropriate steps to protect liquidity.

   Notwithstanding the above, the fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. T. Rowe Price, under the supervision of the fund's Board of Directors/Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, T. Rowe Price will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, T. Rowe Price could consider the following: (1) frequency of trades and quotes; (2) number of dealers and potential purchases; (3) dealer undertakings to make a market; and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


                                    Warrants

   The fund may acquire warrants. Warrants can be highly volatile and have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.


                                 Debt Securities

   Balanced, Blue Chip Growth, Capital Appreciation, Capital Opportunity, Dividend Growth, Equity Income, Financial Services, Growth & Income, Health Sciences, Institutional Large-Cap Value, Institutional Small-Cap Stock, Media & Telecommunications, Mid-Cap Value, New Era, Real Estate, Small-Cap Stock, Small-Cap Value, and Value Funds

   Debt Obligations Although a majority of the fund's assets are invested in common stocks, the fund may invest in convertible securities, corporate debt securities, and preferred stocks which hold the prospect of contributing to the achievement of the fund's objectives. Yields on short-, intermediate-, and long-term securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the credit quality and rating of the issuer. Debt securities with longer maturities tend to have higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of the fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the debt securities in which the fund invests to meet their obligations for the payment of interest and principal when due. The fund's investment program permits it to purchase below investment-grade securities. Since investors generally perceive that there are greater risks associated with investment in lower-quality securities, the yields from such securities normally exceed those obtainable from higher-quality securities. However, the principal value of lower-rated securities generally will fluctuate more widely than higher-quality securities. Lower-quality investments entail a higher risk of default-that is, the nonpayment of interest and principal by the issuer than higher-quality investments. Such securities are also subject to special risks, discussed below. Although the fund seeks to reduce risk by portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets, such efforts will not eliminate all risk. There can, of course, be no assurance that the fund will achieve its investment objective.

   After purchase by the fund, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither event will require a sale of such security by the fund. However, T. Rowe Price will consider such event in its determination of whether the fund should continue to hold the security. To the extent that the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus.

   Special Risks of High-Yield Investing The fund may invest in low-quality bonds commonly referred to as "junk bonds." Junk bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in low- and lower-medium-quality bonds involves greater investment risk, to the extent the fund invests in such bonds, achievement of its investment objective will be more dependent on T. Rowe Price's credit analysis than would be the case if the fund were investing in higher-quality bonds. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. A projection of an economic downturn, or higher interest rates, for example, could cause a decline in high-yield bond prices because the advent of such events could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. In addition, the secondary trading market for high-yield bonds may be less liquid than the market for higher-grade bonds, which can adversely affect the ability of a fund to dispose of its portfolio securities. Bonds for which there is only a "thin" market can be more difficult to value inasmuch as objective pricing data may be less available and judgment may play a greater role in the valuation process.

   Fixed income securities in which the fund may invest include, but are not limited to, those described below.

  . U.S. Government Obligations Bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. government and differ mainly in the length of their maturities.

  . U.S. Government Agency Securities Issued or guaranteed by U.S.
   government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

  . Bank Obligations Certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The fund may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

  . Short-Term Corporate Debt Securities Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

  . Commercial Paper and Commercial Notes Short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates and may contain options, exercisable by either the buyer or the seller, that extend or shorten the maturity of the note.

  . Foreign Government Securities Issued or guaranteed by a foreign government, province, instrumentality, political subdivision, or similar unit thereof.

  . Savings and Loan Obligations Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

  . Supranational Agencies Securities of certain supranational entities, such as the International Development Bank.


             When-Issued Securities and Forward Commitment Contracts

   The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for When-Issueds, but may be substantially longer for Forwards. During the period between purchase and settlement, no payment is made by the fund to the issuer and no interest accrues to the fund. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks are. At the time the fund makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The fund will cover these securities by maintaining cash, liquid, high-grade debt securities, or other suitable cover as permitted by the SEC with its custodian bank equal in value to commitments for them during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the fund (to the extent of the securities used for cover). Such securities either will mature or, if necessary, be sold on or before the settlement date.

   To the extent the fund remains fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the fund's net asset value than if the fund did not purchase them.


                           Mortgage-Related Securities

   Balanced Fund

   Mortgage-related securities in which the fund may invest include, but are not limited to, those described below.

  . Mortgage-Backed Securities Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year fixed rate, graduated payment, and 15-year. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the fund. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities' weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the fund. This principal is returned to the fund at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

  . U.S. Government Agency Mortgage-Backed Securities These are obligations issued or guaranteed by the United States government or one of its agencies or instrumentalities, such as the Government National

   Mortgage Association ("Ginnie Mae" or "GNMA"), the Federal National Mortgage Association ("Fannie Mae" or "FNMA") the Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC"), and the Federal Agricultural Mortgage Corporation ("Farmer Mac" or "FAMC"). FNMA, FHLMC, and FAMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but they are supported by the instrumentality's right to borrow from the United States Treasury. U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. Each of GNMA, FNMA, FHLMC, and FAMC guarantees timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions.

  . Ginnie Mae Certificates Ginnie Mae is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veterans Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the United States government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the United States Treasury with no limitations as to amount.

  . Fannie Mae Certificates Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. FNMA Certificates represent a pro-rata interest in a group of mortgage loans purchased by Fannie Mae. FNMA guarantees the timely payment of principal and interest on the securities it issues. The obligations of FNMA are not backed by the full faith and credit of the U.S. government.

  . Freddie Mac Certificates Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended ("FHLMC Act"). Freddie Mac Certificates represent a pro-rata interest in a group of mortgage loans ("Freddie Mac Certificates") purchased by Freddie Mac. Freddie Mac guarantees timely payment of interest and principal on certain securities it issues and timely payment of interest and eventual payment of principal on other securities it issues. The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. government.

  . Farmer Mac Certificates Farmer Mac is a federally chartered instrumentality of the United States established by Title VIII of the Farm Credit Act of 1971, as amended ("Charter Act"). Farmer Mac was chartered primarily to attract new capital for financing of agricultural real estate by making a secondary market in certain qualified agricultural real estate loans. Farmer Mac provides guarantees of timely payment of principal and interest on securities representing interests in, or obligations backed by, pools of mortgages secured by first liens on agricultural real estate ("Farmer Mac Certificates"). Similar to Fannie Mae and Freddie Mac, Farmer Mac Certificates are not supported by the full faith and credit of the U.S. government; rather, Farmer Mac may borrow from the U.S. Treasury to meet its guaranty obligations.

   As discussed above, prepayments on the underlying mortgages and their effect upon the rate of return of a mortgage-backed security, is the principal investment risk for a purchaser of such securities, like the fund. Over time, any pool of mortgages will experience prepayments due to a variety of factors, including (1) sales of the underlying homes (including foreclosures), (2) refinancings of the underlying mortgages, and (3) increased amortization by the mortgagee. These factors, in turn, depend upon general economic factors, such as level of interest rates and economic growth. Thus, investors normally expect prepayment rates to increase during periods of strong economic growth or declining interest rates, and to decrease in recessions and rising interest rate environments. Accordingly, the life of the mortgage-backed security is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular mortgage-backed security, but FHA statistics indicate that 25- to 30-year single family dwelling mortgages have an average life of approximately 12 years. The majority of Ginnie Mae Certificates are backed by mortgages of this type, and, accordingly, the generally accepted practice treats Ginnie Mae Certificates as 30-year securities which prepay in full in the 12th year. FNMA and Freddie Mac Certificates may have differing prepayment characteristics.

   Fixed rate mortgage-backed securities bear a stated "coupon rate" which represents the effective mortgage rate at the time of issuance, less certain fees to GNMA, FNMA and FHLMC for providing the guarantee, and the issuer for assembling the pool and for passing through monthly payments of interest and principal.

   Payments to holders of mortgage-backed securities consist of the monthly distributions of interest and principal less the applicable fees. The actual yield to be earned by a holder of mortgage-backed securities is calculated by dividing interest payments by the purchase price paid for the mortgage-backed securities (which may be at a premium or a discount from the face value of the certificate).

   Monthly distributions of interest, as contrasted to semiannual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on mortgage-backed securities. Because of the variation in the life of the pools of mortgages which back various mortgage-backed securities, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of mortgage-backed securities will differ significantly from the yield estimated by using an assumption of a certain life for each mortgage-backed security included in such a portfolio as described above.

  . Collateralized Mortgage Obligations (CMOs) CMOs are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a "tranche." Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under such CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate and long final maturities and expected average lives.

   In recent years, new types of CMO tranches have evolved. These include floating rate CMOs, planned amortization classes, accrual bonds and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these new structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

   The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the deal (priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

  . U.S. Government Agency Multiclass Pass-Through Securities Unlike CMOs, U.S.
   Government Agency Multiclass Pass-Through Securities, which include FNMA Guaranteed REMIC Pass-Through Certificates and FHLMC Multi-Class Mortgage Participation Certificates, are ownership interests in a pool of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities.

  . Multi-Class Residential Mortgage Securities Such securities represent interests in pools of mortgage loans to residential home buyers made by commercial banks, savings and loan associations or other financial institutions. Unlike GNMA, FNMA and FHLMC securities, the payment of principal and interest on Multi-Class Residential Mortgage Securities is not guaranteed by the U.S. government or any of its agencies. Accordingly, yields on Multi-Class Residential Mortgage Securities have been historically higher than the yields on U.S. government mortgage securities. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government or its agencies. Additionally, pools of such securities may be divided into senior or subordinated segments. Although subordinated mortgage securities may have a higher yield than senior mortgage securities, the risk of loss of principal is greater because losses on the underlying mortgage loans must be borne by persons holding subordinated securities before those holding senior mortgage securities.

  . Privately Issued Mortgage-Backed Certificates These are pass-through certificates issued by non-governmental issuers. Pools of conventional residential or commercial mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance or the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the fund's quality standards. The fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the fund's quality standards.

  . Stripped Mortgage-Backed Securities These instruments are a type of potentially high-risk derivative. They represent interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. "IOs" (interest only securities) receive the interest portion of the cash flow while "POs" (principal only securities) receive the principal portion. IOs and POs are usually structured as tranches of a CMO. Stripped Mortgage-Backed Securities may be issued by U.S. government agencies or by private issuers similar to those described above with respect to CMOs and privately issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates. Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the fund.

   The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the case of IOs, prepayments affect the amount, but not the timing, of cash flows provided to the investor. In contrast, prepayments on the mortgage pool affect the timing, but not the amount, of cash flows received by investors in POs. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to fully recoup its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

   The staff of the SEC has advised the fund that it believes the fund should treat IOs and POs, other than government-issued IOs or POs backed by fixed rate mortgages, as illiquid securities and, accordingly, limit its investments in such securities, together with all other illiquid securities, to 15% of the fund's net assets. Under the staff's position, the determination of whether a particular government-issued IO or PO backed by fixed rate mortgages is liquid may be made on a case by case basis under guidelines and standards established by the fund's Board of Directors/Trustees. The fund's Board of Directors/Trustees has delegated to T. Rowe Price the authority to determine the liquidity of these investments based on the following guidelines: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue's structure, including the number of tranches; size of the issue and the number of dealers who make a market in the IO or PO.


                             Asset-Backed Securities

   The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as pass-through certificates or collateralized obligations.

   Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool.

   Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support. See "Types of Credit Support."

   Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support (see "Types of Credit Support"), the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.


                            Real Estate and REIT Risk

   Primarily Real Estate Fund (but also any other fund investing in REITs) Investors in the fund may experience many of the same risks involved with investing in real estate directly. These risks include: declines in real estate values, risks related to local or general economic conditions, particularly lack of demand, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, heavy cash flow dependency, possible lack of availability of mortgage funds, obsolescence, losses due to natural disasters, condemnation of properties, regulatory limitations on rents and fluctuations in rental income, variations in market rental rates, and possible environmental liabilities. Real Estate Investment Trusts ("REITs") may own real estate properties (Equity REITs) and be subject to these risks directly, or may make or purchase mortgages (Mortgage REITs) and be subject to these risks indirectly through underlying construction, development, and long-term mortgage loans that may default or have payment problems.

   Equity REITs can be affected by rising interest rates that may cause investors to demand a high annual yield from future distributions which, in turn, could decrease the market prices for the REITs. In addition, rising interest rates also increase the costs of obtaining financing for real estate projects. Since many real estate projects are dependent upon receiving financing, this could cause the value of the Equity REITs in which the fund invests to decline.

   Mortgage REITs may hold mortgages that the mortgagors elect to prepay during periods of declining interest rates which may diminish the yield on such REITs. In addition, borrowers may not be able to repay mortgages when due which could have a negative effect on the fund.

   Some REITs have relatively small market capitalizations which could increase their volatility. REITs tend to be dependent upon specialized management skills and have limited diversification so they are subject to risks inherent in operating and financing a limited number of properties. In addition, when the fund invests in REITs, a shareholder will bear his proportionate share of fund expenses and, indirectly bear similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders. In addition, both equity and mortgage REITs are subject to the risks of failing to qualify for tax-free status of income under the Code or failing to maintain exemption from the 1940 Act.



 PORTFOLIO MANAGEMENT PRACTICES
 -------------------------------------------------------------------------------

                         Lending of Portfolio Securities

   Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under its investment program. While the securities are being lent, the fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The fund has a right to call each loan and obtain the securities, within such period of time which coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The fund will not have the right to vote on securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by T. Rowe Price to be of good standing and will not be made unless, in the judgment of T. Rowe Price, the consideration to be earned from such loans would justify the risk.


                         Interfund Borrowing and Lending

   The fund is a party to an exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits it to borrow money from and/or lend money to other funds in the T. Rowe Price complex ("Price Funds"). All loans are set at an interest rate between the rate charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of Directors of the Price Funds.


                              Repurchase Agreements

   The fund may enter into a repurchase agreement through which an investor (such as the fund) purchases a security (known as the "underlying security") from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price's approved list and have a credit rating with respect to its short-term debt of at least A1 by S&P, P1 by Moody's, or the equivalent rating by T. Rowe Price. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements which do not provide for payment within seven days will be treated as illiquid securities. The fund will only enter into repurchase agreements where (1) the underlying securities are of the type (excluding maturity limitations) which the fund's investment guidelines would allow it to purchase directly, (2) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (3) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.


                          Reverse Repurchase Agreements

   Although the fund has no current intention of engaging in reverse repurchase agreements, the fund reserves the right to do so. Reverse repurchase agreements are ordinary repurchase agreements in which a fund is the seller of, rather than the investor in, securities, and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. A reverse repurchase agreement may be viewed as a type of borrowing by the fund, subject to Investment Restriction (1). (See "Investment Restrictions.")


                              Money Market Reserves

   It is expected that the fund will invest its cash reserves primarily in one or more money market funds established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price and Price-Fleming. Currently, two such money market funds are in operation-Reserve Investment Fund ("RIF") and Government Reserve Investment Fund ("GRF"), each a series of the Reserve Investment Funds, Inc. Additional series may be created in the future. These funds were created and operate under an Exemptive Order issued by the SEC (Investment Company Act Release No. IC-22770, July 29, 1997).

   Both funds must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. The RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. The GRF invests primarily in a portfolio of U.S. government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon.

   The RIF and GRF provide a very efficient means of managing the cash reserves of the fund. While neither RIF or GRF pay an advisory fee to the Investment Manager, they will incur other expenses. However, the RIF and GRF are expected by T. Rowe Price to operate at very low expense ratios. The fund will only invest in RIF or GRF to the extent it is consistent with its objective and program.

   Neither fund is insured or guaranteed by the U.S. government, and there is no assurance they will maintain a stable net asset value of $1.00 per share.

   All Funds except Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds


                                     Options

   Options are a type of potentially high-risk derivative.


                          Writing Covered Call Options

   The fund may write (sell) American or European style "covered" call options and purchase options to close out options previously written by the fund. In writing covered call options, the fund expects to generate additional premium income which should serve to enhance the fund's total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in T. Rowe Price's opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the fund.

   A call option gives the holder (buyer) the "right to purchase", and the writer (seller) has the "obligation to sell", a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

   The fund generally will write only covered call options. This means that the fund will either own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the "covered" option. From time to time, the fund will write a call option that is not covered as indicated above but where the fund will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as permitted by the SEC having a value equal to the fluctuating market value of the optioned securities or currencies. While such an option would be "covered" with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the fund to the risks of writing uncovered options.

   Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the fund generally will not do), but capable of enhancing the fund's total return. When writing a covered call option, a fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the fund has written expires, the fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the fund will realize a gain or loss from the sale of the underlying security or currency. The fund does not consider a security or currency covered by a call to be "pledged" as that term is used in the fund's policy which limits the pledging or mortgaging of its assets. If the fund writes an uncovered option as described above, it will bear the risk of having to purchase the security subject to the option at a price higher than the exercise price of the option. As the price of a security could appreciate substantially, the fund's loss could be significant.

   The premium received is the market value of an option. The premium the fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, T. Rowe Price, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the fund for writing covered call options will be recorded as a liability of the fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

   Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the fund desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the fund will be able to effect such closing transactions at favorable prices. If the fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When the fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

   Call options written by the fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

   The fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the fund.

   The fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering written call or put options exceeds 25% of the market value of the fund's net assets. In calculating the 25% limit, the fund will offset, against the value of assets covering written calls and puts, the value of purchased calls and puts on identical securities or currencies with identical maturity dates.


                           Writing Covered Put Options

   The fund may write American or European style covered put options and purchase options to close out options previously written by the fund. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment to the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

   The fund would write put options only on a covered basis, which means that the fund would maintain in a segregated account cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as determined by the SEC, in an amount not less than the exercise price or the fund will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.)

   The fund would generally write covered put options in circumstances where T. Rowe Price wishes to purchase the underlying security or currency for the fund's portfolio at a price lower than the current market price of the security or currency. In such event the fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the fund. In addition, the fund, because it does not own the specific securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

   The fund will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the fund's net assets. In calculating the 25% limit, the fund will offset, against the value of assets covering written puts and calls, the value of purchased puts and calls on identical securities or currencies with identical maturity dates.


                             Purchasing Put Options

   The fund may purchase American or European style put options. As the holder of a put option, the fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided next.

   The fund may purchase a put option on an underlying security or currency (a "protective put") owned by the fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where T. Rowe Price deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

   The fund may also purchase put options at a time when the fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

   The fund will not commit more than 5% of its assets to premiums when purchasing put and call options. The premium paid by the fund when purchasing a put option will be recorded as an asset of the fund. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the latest bid price. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.


                             Purchasing Call Options

   The fund may purchase American or European style call options. As the holder of a call option, the fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided next.

   Call options may be purchased by the fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the fund in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

   The fund will not commit more than 5% of its assets to premiums when purchasing call and put options. The fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.


                        Dealer (Over-the-Counter) Options

   The fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the fund would look to a clearing corporation to exercise exchange-traded options, if the fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the fund as well as loss of the expected benefit of the transaction.

   Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, the fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the fund originally wrote the option. While the fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the fund, there can be no assurance that the fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the contra party, the fund may be unable to liquidate a dealer option. With respect to options written by the fund, the inability to enter into a closing transaction may result in material losses to the fund. For example, since the fund must maintain a secured position with respect to any call option on a security it writes, the fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair a fund's ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

   The Staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. The fund may treat the cover used for written Over-the-Counter ("OTC") options as liquid if the dealer agrees that the fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option.

   Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds


                                     Options

   Options are a type of potentially high-risk derivative.

   The only option activity the funds currently may engage in is the purchase of S&P 500 call options for the Equity Index 500 Fund, or the purchases of call options on any indices that may be consistent with the investment programs for the Extended Equity Market Index and Total Equity Market Index Funds. Such activity is subject to the same risks described above under "Purchasing Call Options." However, the funds reserve the right to engage in other options activity.

   All Funds


                                Futures Contracts

   Futures contracts are a type of potentially high-risk derivative.

   Transactions in Futures

   The fund may enter into futures contracts including stock index, interest rate, and currency futures ("futures" or "futures contracts").

   The New Era Fund may also enter into futures contracts on commodities related to the types of companies in which it invests, such as oil and gold futures. The Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds may only enter into stock index futures which are appropriate for their investment programs to provide an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. They will not use futures for hedging purposes. Otherwise the nature of such futures and the regulatory limitations and risks to which they are subject are the same as those described below.

   Stock index futures contracts may be used to provide a hedge for a portion of the fund's portfolio, as a cash management tool, or as an efficient way for
   T. Rowe Price to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The fund may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the fund's portfolio successfully, the fund must sell futures contacts with respect to indices or subindices whose movements will have a significant correlation with movements in the prices of the fund's portfolio securities.

   Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the fund. In this regard, the fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

   The fund will enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the fund's objectives in these areas.

   Regulatory Limitations
   If the fund purchases or sells futures contracts or related options which do not qualify as bona fide hedging under applicable CFTC rules, the aggregate initial margin deposits and premium required to establish those positions cannot exceed 5% of the liquidation value of the fund after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy, options on futures contracts and foreign currency options traded on a commodities exchange will be considered "related options." This policy may be modified by the Board of Directors/Trustees without a shareholder vote and does not limit the percentage of the fund's assets at risk to 5%.

   In instances involving the purchase of futures contracts or the writing of call or put options thereon by the fund, an amount of cash, liquid assets, or other suitable cover as permitted by the SEC, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified by the fund to cover the position, or alternative cover (such as owning an offsetting position) will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a fund's assets to cover or identified accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

   If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the fund would comply with such new restrictions.

   Trading in Futures Contracts
   A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

   Unlike when the fund purchases or sells a security, no price would be paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the fund's open positions in futures contracts, the fund would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or liquid assets known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

   If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the fund.

   These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

   Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the fund realizes a gain; if it is less, the fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the fund is not able to enter into an offsetting transaction, the fund will continue to be required to maintain the margin deposits on the futures contract.

   For example, the S&P's 500 Stock Index is made up of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of futures contracts on the S&P 500 Index, the contracts are to buy or sell 250 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash occurs. Over the life of the contract, the gain or loss realized by the fund will equal the difference between the purchase (or sale) price of the contract and the price at which the contract is terminated. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

               Special Risks of Transactions in Futures Contracts

  . Volatility and Leverage The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

   Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

   Margin deposits required on futures trading are low. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

  . Liquidity The fund may elect to close some or all of its futures positions at any time prior to their expiration. The fund would do so to reduce exposure represented by long futures positions or short futures positions. The fund may close its positions by taking opposite positions which would operate to terminate the fund's position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the fund, and the fund would realize a loss or a gain.

   Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described next, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

  . Hedging Risk A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market or interest rate trends. There are several risks in connection with the use by the fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. T. Rowe Price will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the fund's underlying instruments sought to be hedged.

   Successful use of futures contracts by the fund for hedging purposes is also subject to T. Rowe Price's ability to correctly predict movements in the direction of the market. It is possible that, when the fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the fund's portfolio might decline. If this were to occur, the fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, T. Rowe Price believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that, if the fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the fund would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if the fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

   In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets and, as a result, the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by T. Rowe Price might not result in a successful hedging transaction over a very short time period.


                          Options on Futures Contracts

   The fund may purchase and sell options on the same types of futures in which it may invest.

   Options (another type of potentially high-risk derivative) on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

   As an alternative to writing or purchasing call and put options on stock index futures, the fund may write or purchase call and put options on financial indices. Such options would be used in a manner similar to the use of options on futures contracts. From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of the fund and other T. Rowe Price funds. Such aggregated orders would be allocated among the funds and the other T. Rowe Price funds in a fair and nondiscriminatory manner.


          Special Risks of Transactions in Options on Futures Contracts

   The risks described under "Special Risks in Transactions on Futures Contracts" are substantially the same as the risks of using options on futures. If the fund were to write an option on a futures contract, it would be required to deposit and maintain initial and variation margin in the same manner as a regular futures contract. In addition, where the fund seeks to close out an option position by writing or buying an offsetting option covering the same index, underlying instrument or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.


                    Additional Futures and Options Contracts

   Although the fund has no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.


                           Foreign Futures and Options

   Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the fund trades foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from the fund for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the fund's order is placed and the time it is liquidated, offset or exercised.

   All Funds except Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds


                          Foreign Currency Transactions

   A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

   The fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. The fund's use of such contracts would include, but not be limited to, the following:

   First, when the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

   Second, when T. Rowe Price believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parties will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, T. Rowe Price believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the fund will be served.

   The fund may enter into forward contacts for any other purpose consistent with the fund's investment objective and program. However, the fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the fund's holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s) or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the fund may net offsetting positions.

   At the maturity of a forward contract, the fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

   If the fund retains the portfolio security and engages in an offsetting transaction, the fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

   The fund's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by T. Rowe Price. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

   Although the fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.


    Federal Tax Treatment of Options, Futures Contracts, and Forward Foreign
                               Exchange Contracts

   Options, futures and forward foreign exchange contracts, including options and futures on currencies, which offset a foreign dollar-denominated bond or currency position may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle will be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an "in-the-money qualified covered call" option on an equity security will not include the period of time the option is outstanding.

   Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital losses, if the security covering the option was held for more than 12 months prior to the writing of the option.

   In order for the fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent that net gain realized from option, futures or foreign forward exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

   As a result of the "Taxpayer Relief Act of 1997," entering into certain options, futures contracts, or forward contracts may result in the "constructive sale" of offsetting stocks or debt securities of the fund.



 INVESTMENT RESTRICTIONS
 -------------------------------------------------------------------------------
   Fundamental policies may not be changed without the approval of the lesser of
   (1) 67% of the fund's shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a fund's outstanding shares. Other restrictions in the form of operating policies are subject to change by the fund's Board of Directors/Trustees without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the fund. Calculation of the fund's total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the fund's prospectus or Statement of Additional Information will not include cash collateral held in connection with securities lending activities.


                              Fundamental Policies

   As a matter of fundamental policy, the fund may not:

   (1) Borrowing Borrow money except that the fund may (i) borrow for non-leveraging, temporary or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the fund's investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33/1//\\/3/\\% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The fund may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;

   (2) Commodities Purchase or sell physical commodities; except that it may enter into futures contracts and options thereon;

   (3) (a)
       Industry Concentration (All Funds except Health Sciences, Financial Services, and Real Estate Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

       (b)
       Industry Concentration (Health Sciences, Financial Services, and Real Estate Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that (i) the Health Sciences Fund will invest more than 25% of its total assets in the health sciences industry as defined in the fund's prospectus; (ii) the Financial Services Fund will invest more than 25% of its total assets in the financial services industry as defined in the fund's prospectus; (iii) the Real Estate Fund will invest more than 25% of its total assets in the real estate industry as defined in the fund's prospectus.

   (4) Loans Make loans, although the fund may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33/1//\\/3/\\% of the value of the fund's total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;

   (5) Percent Limit on Assets Invested in Any One Issuer Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the fund's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

   (6) Percent Limit on Share Ownership of Any One Issuer Purchase a security if, as a result, with respect to 75% of the value of the fund's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the fund (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities);

   (7) Real Estate Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

   (8) Senior Securities Issue senior securities except in compliance with the 1940 Act; or

   (9) Underwriting Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.


                                      NOTES

       The following Notes should be read in connection with the above-described fundamental policies. The Notes are not fundamental policies.

       With respect to investment restriction (2), the fund does not consider currency contracts or hybrid investments to be commodities.

       For purposes of investment restriction (3), U.S., state or local governments, or related agencies or instrumentalities, are not considered an industry. Industries are determined by reference to the classifications of industries set forth in the fund's semiannual and annual reports. It is the position of the Staff of the SEC that foreign governments are industries for purposes of this restriction.

       For purposes of investment restriction (4), the fund will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

                               Operating Policies

   As a matter of operating policy, the fund may not:

   (1) Borrowing Purchase additional securities when money borrowed exceeds 5% of its total assets;

   (2) Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

   (3) Futures Contracts Purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the fund's net asset value;

   (4) Illiquid Securities Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities;

   (5) Investment Companies Purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act; or (ii) securities of the Reserve Investment or Government Reserve Investment Funds;

   (6) Margin Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and
       (ii) it may make margin deposits in connection with futures contracts or other permissible investments;

   (7) Mortgaging Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the fund as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33/1//\\/3/\\% of the fund's total assets at the time of borrowing or investment;

   (8) Oil and Gas Programs Purchase participations or other direct interests in, or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the fund would be invested in such programs;

   (9) Options, etc. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the prospectus and Statement of Additional Information;

   (10) Short Sales Effect short sales of securities; or

   (11) Warrants Invest in warrants if, as a result thereof, more than 10% of the value of the net assets of the fund would be invested in warrants.

   For Blue Chip Growth, Capital Opportunity, Diversified Small-Cap Growth, Financial Services, Health Sciences, Media & Telecommunications, Mid-Cap Value, Real Estate, and Value Funds:

   Notwithstanding anything in the above fundamental and operating restrictions to the contrary, the fund may invest all of its assets in a single investment company or a series thereof in connection with a "master-feeder" arrangement. Such an investment would be made where the fund (a "Feeder"), and one or more other funds with the same investment objective and program as the fund, sought to accomplish its investment objective and program by investing all of its assets in the shares of another investment company (the "Master"). The Master would, in turn, have the same investment objective and program as the fund. The fund would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.



 MANAGEMENT OF THE FUNDS
 -------------------------------------------------------------------------------
   The officers and directors/trustees of the fund are listed below. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202. Except as indicated, each has been an employee of T. Rowe Price for more than five years. In the list below, the fund's directors/trustees who are considered "interested persons" of T. Rowe Price as defined under Section 2(a)(19) of the 1940 Act are noted with an asterisk (*). These directors/trustees are referred to as inside directors by virtue of their officership, directorship, and/or employment with T. Rowe Price.

   All Funds


                       Independent Directors/Trustees/(a)/

   DONALD W. DICK, JR., 1/27/43, Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm; formerly (5/89-6/95) Principal, Overseas Partners, Inc., a financial investment firm; formerly (6/65-3/89) Director and Vice President; Consumer Products Division, McCormick & Company, Inc., international food processors; Director, Waverly, Inc., Baltimore, Maryland; Address: P.O.Box 491, Chilmark, Massacusetts 02535

   DAVID K. FAGIN, 4/9/38, Director, Western Exploration and Development, Ltd. (6/97 to present); Director (5/92 to present); formerly: (Chairman (5/92 to 12/97) and Chief Executive Officer (5/92 to 5/96) of Golden Star Resources Ltd.; formerly: President, Chief Operating Officer, and Director, Homestake Mining Company; (5/86 to 7/91); Address: 1700 Lincoln Street, Suite 4710, Denver, Colorado 80203

   HANNE M. MERRIMAN, 11/16/41, Retail business consultant; Director, Ann Taylor Stores Corporation, Central Illinois Public Service Company, Ameren Corp., Finlay Enterprises, Inc., The Rouse Company, State Farm Mutual Automobile Insurance Company and USAirways Group, Inc.; Address: 3201 New Mexico Avenue, N.W., Suite 350, Washington, D.C. 20016

   HUBERT D. VOS, 8/2/33, Owner/President, Stonington Capital Corporation, a private investment company; Address: 1114 State Street, Suite 247, P.O. Box 90409, Santa Barbara, California 93190-0409

   PAUL M. WYTHES, 6/23/33, Founding Partner of Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high technology companies throughout the United States; Director, Teltone Corporation and InterVentional Technologies Inc.; Address: 755 Page Mill Road, Suite A200, Palo Alto, California 94304-1005

  (a) Unless otherwise indicated, the Independent Directors/Trustees have been at their respective companies for at least five years.


                                    Officers

   HENRY H. HOPKINS, 12/23/42, Vice President-Vice President, Price-Fleming and
   T. Rowe Price Retirement Plan Services, Inc.; Director and Managing Director,
   T. Rowe Price; Vice President and Director, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc. and T. Rowe Price Trust Company

   PATRICIA B. LIPPERT, 1/12/53, Secretary-Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

   CARMEN F. DEYESU, 8/1/41, Treasurer-Vice President, T. Rowe Price, T. Rowe Price Services, Inc., and T. Rowe Price Trust Company

   DAVID S. MIDDLETON, 1/18/56, Controller-Vice President, T. Rowe Price and T. Rowe Price Trust Company

   J. JEFFREY LANG, 1/10/62, Assistant Vice President-Assistant Vice President,
   T. Rowe Price; Vice President, T. Rowe Price Trust Company

   INGRID I. VORDEMBERGE, 9/27/35, Assistant Vice President-Employee, T. Rowe Price

   Balanced Fund

  * JAMES A.C. KENNEDY, 8/17/53, Director and Vice President-Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

  * JAMES S. RIEPE, 6/25/43, Chairman of the Board-Vice Chairman of the Board, Managing Director, and Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price

   Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, President, and Trust Officer, T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation

  * M. DAVID TESTA, 4/22/44, Director and Vice President-Chairman of the Board and Director, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director,
   T. Rowe Price Trust Company; Chartered Financial Analyst

   RICHARD T. WHITNEY, 5/7/58, President-Managing Director, T. Rowe Price; Vice President, Price-Fleming and T. Rowe Price Trust Company; Chartered Financial Analyst

   STEPHEN W. BOESEL, 12/28/44, Vice President-Managing Director, T. Rowe Price; Vice President, T. Rowe Price Trust Company and T. Rowe Price Retirement Plan Services, Inc.

   ANDREW M. BROOKS, 2/16/56, Vice President-Vice President, T. Rowe Price

   RAYMOND A. MILLS, PHD, 12/3/60, Vice President-Assistant Vice President, T. Rowe Price; formerly a Principal Systems Engineer at TASC, Inc.

   EDMUND M. NOTZON, 10/1/45, Vice President-Managing Director, T. Rowe Price; Vice President, T. Rowe Price Trust Company; Chartered Financial Analyst

   DONALD J. PETERS, 7/3/59, Vice President-Vice President, T. Rowe Price; formerly portfolio manager, Geewax Terker and Company

   MARK J. VASELKIV, 7/22/58, Vice President-Vice President, T. Rowe Price

   Blue Chip Growth Fund

  * JAMES A.C. KENNEDY, 8/17/53, Director-Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

  * JAMES S. RIEPE, 6/25/43, Director and Vice President-Vice Chairman of the Board, Managing Director, and Director, T. Rowe Price; Chairman of the Board,
   T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, President, and Trust Officer, T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation

  * M. DAVID TESTA, 4/22/44, Director-Chairman of the Board and Director, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst

   LARRY J. PUGLIA, 8/25/60, President-Managing Director, T. Rowe Price; Chartered Financial Analyst

   BRIAN W.H. BERGHUIS, 12/12/58, Vice President-Managing Director, T. Rowe Price; Chartered Financial Analyst

   STEPHANIE C. CLANCY, 12/19/64, Vice President-Vice President, T. Rowe Price

   ROBERT N. GENSLER, 10/18/57, Vice President-Vice President, T. Rowe Price

   JILL L. HAUSER, 6/23/58, Vice President-Vice President, T. Rowe Price


   THOMAS J. HUBER, 9/23/66, Vice President-Vice President, T. Rowe Price; formerly a Corporate Banking Officer with NationsBank; Chartered Financial Analyst

   STEPHEN C. JANSEN, 12/12/68, Vice President-Assistant Vice President, T. Rowe Price; formerly an Investment Analyst at Schroder & Co.

   KRIS H. JENNER, M.D., 2/5/62, Vice President-Vice President, T. Rowe Price; formerly with the Laboratory of Biological Cancer, The Brigham & Women's Hospital, Harvard Medical School

   ROBERT W. SHARPS, 6/10/71, Vice President-Assistant Vice President, T. Rowe Price; formerly Senior Consultant, KPMG Peat Marwick; Chartered Financial Analyst

   ROBERT W. SMITH, 4/11/61, Vice President-Managing Director, T. Rowe Price; Vice President, Price-Fleming

   WILLIAM J. STROMBERG, 3/10/60, Vice President-Managing Director, T. Rowe Price; Chartered Financial Analyst

   Capital Appreciation Fund

  * JAMES A.C. KENNEDY, 8/17/53, Trustee-Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

  * JAMES S. RIEPE, 6/25/43, Trustee and Vice President-Vice Chairman of the Board, Managing Director, and Director, T. Rowe Price; Chairman of the Board,
   T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, President, and Trust Officer, T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation

  * M. DAVID TESTA, 4/22/44, Chairman of the Board-Chairman of the Board and Director, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director,
   T. Rowe Price Trust Company; Chartered Financial Analyst

   RICHARD P. HOWARD, 9/16/46, President-Vice President, T. Rowe Price; Chartered Financial Analyst

   ARTHUR B. CECIL III, 9/15/42, Vice President-Vice President, T. Rowe Price; Chartered Financial Analyst

   STEPHANIE C. CLANCY, 12/19/64, Vice President-Vice President, T. Rowe Price

   CHARLES A. MORRIS, 1/3/63, Vice President-Managing Director, T. Rowe Price; Chartered Financial Analyst

   CHARLES M. OBER, 4/20/50, Vice President-Vice President, T. Rowe Price; Chartered Financial Analyst

   BRIAN C. ROGERS, 6/27/55, Vice President-Director and Managing Director, T. Rowe Price; Vice President, T. Rowe Price Trust Company; Chartered Financial Analyst

   Capital Opportunity Fund

  * JOHN H. LAPORTE, JR., 7/26/45, Director and President-Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

  * JAMES S. RIEPE, 6/25/43, Director and Vice President-Vice Chairman of the Board, Managing Director, and Director, T. Rowe Price; Chairman of the Board,
   T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, President, and Trust Officer, T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation

  * M. DAVID TESTA, 4/22/44, Director-Chairman of the Board and Director, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst

   JOHN F. WAKEMAN, 11/25/62, Executive Vice President-Vice President, T. Rowe Price

   MARC L. BAYLIN, 11/17/67, Vice President-Vice President, T. Rowe Price; formerly financial analyst, Rausher Pierce Refsnes; Chartered Financial Analyst

   BRIAN W.H. BERGHUIS, 12/12/58, Vice President-Managing Director, T. Rowe Price; Chartered Financial Analyst

   STEPHANIE C. CLANCY, 12/19/64, Vice President-Vice President, T. Rowe Price

   LARRY J. PUGLIA, 8/25/60, Vice President-Managing Director, T. Rowe Price; Chartered Financial Analyst

   ROBERT W. SHARPS, 6/10/71, Vice President-Assistant Vice President, T. Rowe Price; formerly Senior Consultant, KPMG Peat Marwick; Chartered Financial Analyst

   Diversified Small-Cap Growth Fund

  * JOHN H. LAPORTE, JR., 7/26/45, Director and Vice President-Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

  * JAMES S. RIEPE, 6/25/43, Director and Vice President-Vice Chairman of the Board, Managing Director, and Director, T. Rowe Price; Chairman of the Board,
   T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, President, and Trust Officer, T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation

  * M. DAVID TESTA, 4/22/44, Director-Chairman of the Board and Director, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst

   RICHARD T. WHITNEY, 5/7/58, President-Managing Director, T. Rowe Price; Vice President, Price-Fleming and T. Rowe Price Trust Company; Chartered Financial Analyst

   MARC L. BAYLIN, 11/17/67, Vice President-Vice President, T. Rowe Price; formerly financial analyst, Rausher Pierce Refsnes; Chartered Financial Analyst

   KRISTEN F. CULP, 9/28/62, Vice President-Vice President, T. Rowe Price and T. Rowe Price Trust Company

   DONALD J. PETERS, 7/3/59, Vice President-Vice President, T. Rowe Price; formerly portfolio manager, Geewax Terker and Company

   PAUL J. WOJCIK, 11/28/70, Vice President-Assistant Vice President, T. Rowe Price; formerly Senior Programmer/Analyst, Fidelity Investments; Chartered Financial Analyst

   Dividend Growth Fund

  * JAMES A.C. KENNEDY, 8/17/53, Director-Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

  * JAMES S. RIEPE, 6/25/43, Director and Vice President-Vice Chairman of the Board, Managing Director, and Director, T. Rowe Price; Chairman of the Board,
   T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, President, and Trust Officer, T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation

  * M. DAVID TESTA, 4/22/44, Director-Chairman of the Board and Director, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst

   WILLIAM J. STROMBERG, 3/10/60, President-Managing Director, T. Rowe Price; Chartered Financial Analyst

   BRIAN C. ROGERS, 6/27/55, Executive Vice President-Director and Managing Director, T. Rowe Price; Vice President, T. Rowe Price Trust Company; Chartered Financial Analyst

   ARTHUR B. CECIL III, 9/15/42, Vice President-Vice President, T. Rowe Price; Chartered Financial Analyst

   STEPHANIE C. CLANCY, 12/19/64, Vice President-Vice President, T. Rowe Price

   MICHAEL W. HOLTON, 9/25/68, Vice President-Vice President, T. Rowe Price; formerly Research Analyst at Bowles, Hollowell, Conner and Company; Chartered Financial Analyst

   THOMAS J. HUBER, 9/23/66, Vice President-Vice President, T. Rowe Price; formerly a Corporate Banking Officer with NationsBank; Chartered Financial Analyst

   DAVID M. LEE, 11/13/62, Vice President-Vice President, T. Rowe Price; Chartered Financial Analyst; formerly Marketing Representative at IBM

   DONALD J. PETERS, 7/3/59, Vice President-Vice President, T. Rowe Price; formerly portfolio manager, Geewax Terker and Company

   LARRY J. PUGLIA, 8/25/60, Vice President-Managing Director, T. Rowe Price; Chartered Financial Analyst

   DAVID J. WALLACK, 7/2/60, Vice President-Vice President, T. Rowe Price

   Equity Income Fund

  * JAMES A.C. KENNEDY, 8/17/53, Trustee-Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

  * JAMES S. RIEPE, 6/25/43, Trustee and Vice President-Vice Chairman of the Board, Managing Director, and Director, T. Rowe Price; Chairman of the Board,
   T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, President, and Trust Officer, T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation

  * M. DAVID TESTA, 4/22/44, Trustee-Chairman of the Board and Director, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst

   BRIAN C. ROGERS, 6/27/55, President-Director and Managing Director, T. Rowe Price; Vice President, T. Rowe Price Trust Company; Chartered Financial Analyst

   STEPHEN W. BOESEL, 12/28/44, Vice President-Managing Director, T. Rowe Price; Vice President, T. Rowe Price Trust Company and T. Rowe Price Retirement Plan Services, Inc.

   ANDREW M. BROOKS, 2/16/56, Vice President-Vice President, T. Rowe Price

   ARTHUR B. CECIL III, 9/15/42, Vice President-Vice President, T. Rowe Price; Chartered Financial Analyst

   GIRI DEVULAPALLY, 11/18/67, Vice President-Employee, T. Rowe Price; formerly Senior Consultant, Anderson Consulting

   RICHARD P. HOWARD, 9/16/46, Vice President-Vice President, T. Rowe Price; Chartered Financial Analyst

   WILLIAM J. STROMBERG, 3/10/60, Vice President-Managing Director, T. Rowe Price; Chartered Financial Analyst

   MARK J. VASELKIV, 7/22/58, Vice President-Vice President, T. Rowe Price

   Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds

  * JAMES A.C. KENNEDY, 8/17/53, Director-Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

  * JAMES S. RIEPE, 6/25/43, Director and Vice President-Vice Chairman of the Board, Managing Director, and Director, T. Rowe Price; Chairman of the Board,
   T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, President, and Trust Officer, T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation

  * M. DAVID TESTA, 4/22/44, Director-Chairman of the Board and Director, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst

   RICHARD T. WHITNEY, 5/7/58, President-Managing Director, T. Rowe Price; Vice President, Price-Fleming and T. Rowe Price Trust Company; Chartered Financial Analyst

   KRISTEN F. CULP, 9/28/62, Executive Vice President-Vice President, T. Rowe Price and T. Rowe Price Trust Company

   STEPHANIE C. CLANCY, 12/19/64, Vice President-Vice President, T. Rowe Price

   WENDY R. DIFFENBAUGH, 10/2/53, Vice President-Assistant Vice President, T. Rowe Price

   RAYMOND A. MILLS, PHD, 12/3/60, Vice President-Assistant Vice President, T. Rowe Price; formerly a Principal Systems Engineer at TASC, Inc.

   MARY C. MUNOZ, 12/2/62, Vice President-Assistant Vice President, T. Rowe
   Price

   DONALD J. PETERS, 7/3/59, Vice President-Vice President, T. Rowe Price; formerly portfolio manager, Geewax Terker and Company

   PAUL J. WOJCIK, 11/28/70, Vice President-Assistant Vice President, T. Rowe Price; formerly Senior Programmer/Analyst, Fidelity Investments; Chartered Financial Analyst

   Financial Services Fund

  * JAMES A.C. KENNEDY, 8/17/53, Director-Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

  * JAMES S. RIEPE, 6/25/43, Director and Vice President-Vice Chairman of the Board, Managing Director, and Director, T. Rowe Price; Chairman of the Board,
   T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, President, and Trust Officer, T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation

  * M. DAVID TESTA, 4/22/44, Chairman of the Board-Chairman of the Board and Director, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director,
   T. Rowe Price Trust Company; Chartered Financial Analyst

   LARRY J. PUGLIA, 8/25/60, President-Managing Director, T. Rowe Price; Chartered Financial Analyst

   STEPHEN W. BOESEL, 12/28/44, Vice President-Managing Director, T. Rowe Price; Vice President, T. Rowe Price Trust Company and T. Rowe Price Retirement Plan Services, Inc.

   ANNA M. DOPKIN, 9/5/67, Vice President-Assistant Vice President, T. Rowe Price; formerly 1996-1991, Analyst, Goldman Sachs; Chartered Financial Analyst

   ROBERT N. GENSLER, 10/18/57, Vice President-Vice President, T. Rowe Price

   ROBERT J. MARCOTTE, 3/6/62, Vice President-Vice President, T. Rowe Price

   ROBERT W. SHARPS, 6/10/71, Vice President-Assistant Vice President, T. Rowe Price; formerly Senior Consultant, KPMG Peat Marwick; Chartered Financial Analyst

   WILLIAM J. STROMBERG, 3/10/60, Vice President-Managing Director, T. Rowe Price; Chartered Financial Analyst

   SUSAN J. KLEIN, 4/18/50, Assistant Vice President-Employee, T. Rowe Price

   Growth & Income Fund

  * JAMES A.C. KENNEDY, 8/17/53, Director-Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

  * JAMES S. RIEPE, 6/25/43, Chairman of the Board-Vice Chairman of the Board, Managing Director, and Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, President, and Trust Officer, T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation

  * M. DAVID TESTA, 4/22/44, Director-Chairman of the Board and Director, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst

   STEPHEN W. BOESEL, 12/28/44, President-Managing Director, T. Rowe Price; Vice President, T. Rowe Price Trust Company and T. Rowe Price Retirement Plan Services, Inc.

   ANDREW M. BROOKS, 2/16/56, Vice President-Vice President, T. Rowe Price

   ARTHUR B. CECIL III, 9/15/42, Vice President-Vice President, T. Rowe Price; Chartered Financial Analyst

   KARA M. CHESEBY, 10/9/63, Vice President-Vice President, T. Rowe Price; formerly Vice President, Legg Mason Wood Walker; Chartered Financial Analysis

   DAVID M. LEE, 11/13/62, Vice President-Vice President, T. Rowe Price; Chartered Financial Analyst; formerly Marketing Representative at IBM

   GREGORY A. MCCRICKARD, 10/19/58, Vice President-Managing Director, T. Rowe Price; Vice President, T. Rowe Price Trust Company; Chartered Financial Analyst

   LARRY J. PUGLIA, 8/25/60, Vice President-Managing Director, T. Rowe Price; Chartered Financial Analyst

   BRIAN C. ROGERS, 6/27/55, Vice President-Director and Managing Director, T. Rowe Price; Vice President, T. Rowe Price Trust Company; Chartered Financial Analyst

   ROBERT W. SMITH, 4/11/61, Vice President-Managing Director, T. Rowe Price; Vice President, Price-Fleming

   MARK J. VASELKIV, 7/22/58, Vice President-Vice President, T. Rowe Price

   DAVID J. WALLACK, 7/2/60, Vice President-Vice President, T. Rowe Price

   RICHARD T. WHITNEY, 5/7/58, Vice President-Managing Director, T. Rowe Price; Vice President, Price-Fleming and T. Rowe Price Trust Company; Chartered Financial Analyst

   Growth Stock Fund

  * JAMES A.C. KENNEDY, 8/17/53, Director and Vice President-Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

  * JAMES S. RIEPE, 6/25/43, Director and Vice President-Vice Chairman of the Board, Managing Director, and Director, T. Rowe Price; Chairman of the Board,
   T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, President, and Trust Officer, T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation

  * M. DAVID TESTA, 4/22/44, Chairman of the Board-Chairman of the Board and Director, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director,
   T. Rowe Price Trust Company; Chartered Financial Analyst

   ROBERT W. SMITH, 4/11/61, President-Managing Director, T. Rowe Price; Vice President, Price-Fleming

   BRIAN W.H. BERGHUIS, 12/12/58, Vice President-Managing Director, T. Rowe Price; Chartered Financial Analyst

   ROBERT N. GENSLER, 10/18/57, Vice President-Vice President, T. Rowe Price

   JILL L. HAUSER, 6/23/58, Vice President-Vice President, T. Rowe Price

   THOMAS J. HUBER, 9/23/66, Vice President-Vice President, T. Rowe Price; formerly a Corporate Banking Officer with NationsBank; Chartered Financial Analyst

   CHARLES A. MORRIS, 1/3/63, Vice President-Managing Director, T. Rowe Price; Chartered Financial Analyst

   D. JAMES PREY III, 11/26/59, Vice President-Vice President, T. Rowe Price

   LARRY J. PUGLIA, 8/25/60, Vice President-Managing Director, T. Rowe Price; Chartered Financial Analyst

   CAROL G. BARTHA, 1/4/42, Assistant Vice President-Employee, T. Rowe Price

   Health Sciences Fund

  * JOHN H. LAPORTE, JR., 7/26/45, Director and President-Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

  * JAMES S. RIEPE, 6/25/43, Director and Vice President-Vice Chairman of the Board, Managing Director, and Director, T. Rowe Price; Chairman of the Board,
   T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, President, and Trust Officer, T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation

  * M. DAVID TESTA, 4/22/44, Director-Chairman of the Board and Director, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst

   KRIS H. JENNER, M.D., 2/5/62, Vice President-Vice President, T. Rowe Price; formerly with the Laboratory of Biological Cancer, The Brigham & Women's Hospital, Harvard Medical School

   CHARLES A. MORRIS, 1/3/63, Vice President-Managing Director, T. Rowe Price; Chartered Financial Analyst

   CHARLES G. PEPIN, 4/23/66, Vice President-Vice President, T. Rowe Price

   D. JAMES PREY III, 11/26/59, Vice President-Vice President, T. Rowe Price

   DARRELL M. RILEY, 2/18/58, Vice President-Vice President, T. Rowe Price

   BRIAN C. ROGERS, 6/27/55, Vice President-Director and Managing Director, T. Rowe Price; Vice President, T. Rowe Price Trust Company; Chartered Financial Analyst


   Institutional Equity Funds

  * JAMES A.C. KENNEDY, 8/17/53, Director and Vice President-Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

  * JAMES S. RIEPE, 6/25/43, Chairman of the Board-Vice Chairman of the Board, Managing Director, and Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, President, and Trust Officer, T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation

  * M. DAVID TESTA, 4/22/44, Director and President-Chairman of the Board and Director, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director,
   T. Rowe Price Trust Company; Chartered Financial Analyst

   BRIAN W.H. BERGHUIS, 12/12/58, Executive Vice President-Managing Director, T. Rowe Price; Chartered Financial Analyst

   GREGORY A. MCCRICKARD, 10/19/58, Executive Vice President-Managing Director,
   T. Rowe Price; Vice President, T. Rowe Price Trust Company; Chartered Financial Analyst

   BRIAN C. ROGERS, 6/27/55, Executive Vice President-Director and Managing Director, T. Rowe Price; Vice President, T. Rowe Price Trust Company; Chartered Financial Analyst

   PRESTON G. ATHEY, 7/17/49, Vice President-Managing Director, T. Rowe Price; Vice President, T. Rowe Price Trust Company; Chartered Financial Analyst

   MARC L. BAYLIN, 11/17/67, Vice President-Vice President, T. Rowe Price; formerly financial analyst, Rausher Pierce Refsnes; Chartered Financial Analyst

   STEPHEN W. BOESEL, 12/28/44, Vice President-Managing Director, T. Rowe Price; Vice President, T. Rowe Price Trust Company and T. Rowe Price Retirement Plan Services, Inc.

   KARA M. CHESEBY, 10/9/63, Vice President-Vice President, T. Rowe Price; formerly Vice President, Legg Mason Wood Walker; Chartered Financial Analysis

   STEPHANIE C. CLANCY, 12/19/64, Vice President-Vice President, T. Rowe Price

   ANNA M. DOPKIN, 9/5/67, Vice President-Assistant Vice President, T. Rowe Price; formerly 1996-1991, Analyst, Goldman Sachs; Chartered Financial Analyst

   HUGH M. EVANS III, 5/17/66, Vice President-Vice President, T. Rowe Price; Chartered Financial Analyst

   MARCY L. FISHER, 8/5/59, Vice President-Vice President, T. Rowe Price

   ROBERT N. GENSLER, 10/18/57, Vice President-Vice President, T. Rowe Price

   MICHAEL W. HOLTON, 9/25/68, Vice President-Vice President, T. Rowe Price; formerly Research Analyst at Bowles, Hollowell, Conner and Company; Chartered Financial Analyst

   RICHARD P. HOWARD, 9/16/46, Vice President-Vice President, T. Rowe Price; Chartered Financial Analyst

   THOMAS J. HUBER, 9/23/66, Vice President-Vice President, T. Rowe Price; formerly a Corporate Banking Officer with NationsBank; Chartered Financial Analyst

   KRIS H. JENNER, M.D., 2/5/62, Vice President-Vice President, T. Rowe Price; formerly with the Laboratory of Biological Cancer, The Brigham & Women's Hospital, Harvard Medical School

   ROBERT J. MARCOTTE, 3/6/62, Vice President-Vice President, T. Rowe Price

   JOSEPH M. MILANO, 9/14/72, Vice President-Assistant Vice President, T. Rowe Price; formerly 1996-1994 Research Assistant, Brookings Institution

   CHARLES G. PEPIN, 4/23/66, Vice President-Vice President, T. Rowe Price

   ROBERT W. SHARPS, 6/10/71, Vice President-Assistant Vice President, T. Rowe Price; formerly Senior Consultant, KPMG Peat Marwick; Chartered Financial Analyst

   MICHAEL F. SOLA, 7/21/69, Vice President-Vice President, T. Rowe Price; formerly Systems Analyst/ Programmer at SRA Corporation; Chartered Financial Analyst

   JOHN F. WAKEMAN, 11/25/62, Vice President-Vice President, T. Rowe Price

   DAVID J. WALLACK, 7/2/60, Vice President-Vice President, T. Rowe Price

   RICHARD T. WHITNEY, 5/7/58, Vice President-Managing Director, T. Rowe Price; Vice President, Price-Fleming and T. Rowe Price Trust Company; Chartered Financial Analyst

   Media & Telecommunications Fund

  * JAMES S. RIEPE, 6/25/43, Chairman of the Board-Vice Chairman of the Board, Managing Director, and Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, President, and Trust Officer, T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation

  * M. DAVID TESTA, 4/22/44, Director-Chairman of the Board and Director, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst

   BRIAN D. STANSKY, 10/14/63, President-Vice President, T. Rowe Price; Chartered Financial Analyst

   CHARLES A. MORRIS, 1/3/63, Executive Vice President-Managing Director, T. Rowe Price; Chartered Financial Analyst

   ROBERT N. GENSLER, 10/18/57, Vice President-Vice President, T. Rowe Price


   D. JAMES PREY III, 11/26/59, Vice President-Vice President, T. Rowe Price

   JOHN F. WAKEMAN, 11/25/62, Vice President-Vice President, T. Rowe Price

   Mid-Cap Growth Fund

  * JAMES A.C. KENNEDY, 8/17/53, Director-Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

   JOHN H. LAPORTE, JR., 7/26/45, Director-Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

  * JAMES S. RIEPE, 6/25/43, Chairman of the Board-Vice Chairman of the Board, Managing Director, and Director, T. Rowe Price; Chairman of the Board, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, President, and Trust Officer, T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation

   BRIAN W.H. BERGHUIS, 12/12/58, President-Managing Director, T. Rowe Price; Chartered Financial Analyst

   MARC L. BAYLIN, 11/17/67, Vice President-Vice President, T. Rowe Price; formerly financial analyst, Rausher Pierce Refsnes; Chartered Financial Analyst

   ANNA M. DOPKIN, 9/5/67, Vice President-Assistant Vice President, T. Rowe Price; formerly 1996-1991, Analyst, Goldman Sachs; Chartered Financial Analyst

   ROBERT N. GENSLER, 10/18/57, Vice President-Vice President, T. Rowe Price

   THOMAS J. HUBER, 9/23/66, Vice President-Vice President, T. Rowe Price; formerly a Corporate Banking Officer with NationsBank; Chartered Financial Analyst

   ROBERT J. MARCOTTE, 3/6/62, Vice President-Vice President, T. Rowe Price

   CHARLES A. MORRIS, 1/3/63, Vice President-Managing Director, T. Rowe Price; Chartered Financial Analyst

   JOHN F. WAKEMAN, 11/25/62, Vice President-Vice President, T. Rowe Price

   Mid-Cap Value Fund

  * JAMES A.C. KENNEDY, 8/17/53, Director and Vice President-Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

  * JAMES S. RIEPE, 6/25/43, Director and Vice President-Vice Chairman of the Board, Managing Director, and Director, T. Rowe Price; Chairman of the Board,
   T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, President, and Trust Officer, T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation

  * M. DAVID TESTA, 4/22/44, Director-Chairman of the Board and Director, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst

   GREGORY A. MCCRICKARD, 10/19/58, President-Managing Director, T. Rowe Price; Vice President, T. Rowe Price Trust Company; Chartered Financial Analyst

   PRESTON G. ATHEY, 7/17/49, Vice President-Managing Director, T. Rowe Price; Vice President, T. Rowe Price Trust Company; Chartered Financial Analyst

   HUGH M. EVANS III, 5/17/66, Vice President-Vice President, T. Rowe Price; Chartered Financial Analyst

   MARCY L. FISHER, 8/5/59, Vice President-Vice President, T. Rowe Price

   BRIAN C. ROGERS, 6/27/55, Vice President-Director and Managing Director, T. Rowe Price; Vice President, T. Rowe Price Trust Company; Chartered Financial Analyst

   LAUREN A. ROMEO, 9/20/67, Vice President-Assistant Vice President, T. Rowe Price; Chartered Financial Analyst

   DAVID J. WALLACK, 7/2/60, Vice President-Vice President, T. Rowe Price

   New America Growth Fund

  * JOHN H. LAPORTE, JR., 7/26/45, Trustee and President-Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

  * JAMES S. RIEPE, 6/25/43, Trustee and Vice President-Vice Chairman of the Board, Managing Director, and Director, T. Rowe Price; Chairman of the Board,
   T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, President, and Trust Officer, T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation

  * M. DAVID TESTA, 4/22/44, Trustee-Chairman of the Board and Director, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst

   BRIAN W.H. BERGHUIS, 12/12/58, Executive Vice President-Managing Director, T. Rowe Price; Chartered Financial Analyst

   MARC L. BAYLIN, 11/17/67, Vice President-Vice President, T. Rowe Price; formerly financial analyst, Rausher Pierce Refsnes; Chartered Financial Analyst

   KARA M. CHESEBY, 10/9/63, Vice President-Vice President, T. Rowe Price; formerly Vice President, Legg Mason Wood Walker; Chartered Financial Analysis

   ROBERT N. GENSLER, 10/18/57, Vice President-Vice President, T. Rowe Price


   THOMAS J. HUBER, 9/23/66, Vice President-Vice President, T. Rowe Price; formerly a Corporate Banking Officer with NationsBank; Chartered Financial Analyst

   CHARLES G. PEPIN, 4/23/66, Vice President-Vice President, T. Rowe Price

   JOHN F. WAKEMAN, 11/25/62, Vice President-Vice President, T. Rowe Price

   New Era Fund

   JAMES A.C. KENNEDY, 8/17/53, Director and Vice President-Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

  * JAMES S. RIEPE, 6/25/43, Director and Vice President-Vice Chairman of the Board, Managing Director, and Director, T. Rowe Price; Chairman of the Board,
   T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, President, and Trust Officer, T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation

  * M. DAVID TESTA, 4/22/44, Director-Chairman of the Board and Director, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst

   CHARLES M. OBER, 4/20/50, Vice President-Vice President, T. Rowe Price; Chartered Financial Analyst

   DAVID J. WALLACK, 7/2/60, Vice President-Vice President, T. Rowe Price

   HUGH M. EVANS III, 5/17/66, Vice President-Vice President, T. Rowe Price; Chartered Financial Analyst

   RICHARD P. HOWARD, 9/16/46, Vice President-Vice President, T. Rowe Price; Chartered Financial Analyst

   DAVID M. LEE, 11/13/62, Vice President-Vice President, T. Rowe Price; Chartered Financial Analyst; formerly Marketing Representative at IBM

   ROBERT J. MARCOTTE, 3/6/62, Vice President-Vice President, T. Rowe Price

   GEORGE A. ROCHE, 7/6/41, Vice President-President, Director, Chairman of the Board, and Managing Director, T. Rowe Price; Director, Price-Fleming and T. Rowe Price Retirement Plan Services, Inc.

   New Horizons Fund

  * JOHN H. LAPORTE, JR., 7/26/45, Director and President-Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

  * JAMES S. RIEPE, 6/25/43, Director and Vice President-Vice Chairman of the Board, Managing Director, and Director, T. Rowe Price; Chairman of the Board,
   T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, President, and Trust Officer, T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation

  * M. DAVID TESTA, 4/22/44, Director-Chairman of the Board and Director, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst

   PRESTON G. ATHEY, 7/17/49, Vice President-Managing Director, T. Rowe Price; Vice President, T. Rowe Price Trust Company; Chartered Financial Analyst

   MARC L. BAYLIN, 11/17/67, Vice President-Vice President, T. Rowe Price; formerly financial analyst, Rausher Pierce Refsnes; Chartered Financial Analyst

   BRIAN W.H. BERGHUIS, 12/12/58, Vice President-Managing Director, T. Rowe Price; Chartered Financial Analyst

   ANNA M. DOPKIN, 9/5/67, Vice President-Assistant Vice President, T. Rowe Price; formerly 1996-1991, Analyst, Goldman Sachs; Chartered Financial Analyst

   MARCY L. FISHER, 8/5/59, Vice President-Vice President, T. Rowe Price

   ROBERT N. GENSLER, 10/18/57, Vice President-Vice President, T. Rowe Price

   JILL L. HAUSER, 6/23/58, Vice President-Vice President, T. Rowe Price

   THOMAS J. HUBER, 9/23/66, Vice President-Vice President, T. Rowe Price; formerly a Corporate Banking Officer with NationsBank; Chartered Financial Analyst

   KRIS H. JENNER, M.D., 2/5/62, Vice President-Vice President, T. Rowe Price; formerly with the Laboratory of Biological Cancer, The Brigham & Women's Hospital, Harvard Medical School

   JOSEPH M. MILANO, 9/14/72, Vice President-Assistant Vice President, T. Rowe Price; formerly 1996-1994 Research Assistant, Brookings Institution

   CHARLES A. MORRIS, 1/3/63, Vice President-Managing Director, T. Rowe Price; Chartered Financial Analyst

   CHARLES G. PEPIN, 4/23/66, Vice President-Vice President, T. Rowe Price

   DARRELL M. RILEY, 2/18/58, Vice President-Vice President, T. Rowe Price

   MARK R. SCHLARBAUM, 12/23/69, Vice President-Vice President, T. Rowe Price

   MICHAEL F. SOLA, 7/21/69, Vice President-Vice President, T. Rowe Price; formerly Systems Analyst/ Programmer at SRA Corporation; Chartered Financial Analyst

   JOHN F. WAKEMAN, 11/25/62, Vice President-Vice President, T. Rowe Price

   FRANCIES W. HAWKS, 2/2/44, Assistant Vice President-Assistant Vice President,
   T. Rowe Price

   Real Estate Fund

  * JAMES A.C. KENNEDY, 8/17/53, Director and Vice President-Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

  * JAMES S. RIEPE, 6/25/43, Director and Vice President-Vice Chairman of the Board, Managing Director, and Director, T. Rowe Price; Chairman of the Board,
   T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, President, and Trust Officer, T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation

  * M. DAVID TESTA, 4/22/44, Director-Chairman of the Board and Director, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst

   WILLIAM J. STROMBERG, 3/10/60, President-Managing Director, T. Rowe Price; Chartered Financial Analyst

   DAVID M. LEE, 11/13/62, Vice President-Vice President, T. Rowe Price; Chartered Financial Analyst; formerly Marketing Representative at IBM

   STEPHEN W. BOESEL, 12/28/44, Vice President-Managing Director, T. Rowe Price; Vice President, T. Rowe Price Trust Company and T. Rowe Price Retirement Plan Services, Inc.

   ANNA M. DOPKIN, 9/5/67, Vice President-Assistant Vice President, T. Rowe Price; formerly 1996-1991, Analyst, Goldman Sachs; Chartered Financial Analyst

   CHARLES M. OBER, 4/20/50, Vice President-Vice President, T. Rowe Price; Chartered Financial Analyst

   BRIAN C. ROGERS, 6/27/55, Vice President-Director and Managing Director, T. Rowe Price; Vice President, T. Rowe Price Trust Company; Chartered Financial Analyst

   Science & Technology Fund

  * JOHN H. LAPORTE, JR., 7/26/45, Chairman of the Board-Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

  * JAMES S. RIEPE, 6/25/43, Director and Vice President-Vice Chairman of the Board, Managing Director, and Director, T. Rowe Price; Chairman of the Board,
   T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, President, and Trust Officer, T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation

  * M. DAVID TESTA, 4/22/44, Director-Chairman of the Board and Director, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst

   CHARLES A. MORRIS, 1/3/63, President-Managing Director, T. Rowe Price; Chartered Financial Analyst

   MARC L. BAYLIN, 11/17/67, Vice President-Vice President, T. Rowe Price; formerly financial analyst, Rausher Pierce Refsnes; Chartered Financial Analyst

   MARCY L. FISHER, 8/5/59, Vice President-Vice President, T. Rowe Price

   ROBERT N. GENSLER, 10/18/57, Vice President-Vice President, T. Rowe Price

   STEPHEN C. JANSEN, 12/12/68, Vice President-Assistant Vice President, T. Rowe Price; formerly an Investment Analyst at Schroder & Co.

   JILL L. HAUSER, 6/23/58, Vice President-Vice President, T. Rowe Price

   D. JAMES PREY III, 11/26/59, Vice President-Vice President, T. Rowe Price

   MICHAEL F. SOLA, 7/21/69, Vice President-Vice President, T. Rowe Price; formerly Systems Analyst/ Programmer at SRA Corporation; Chartered Financial Analyst

   BRIAN D. STANSKY, 10/14/63, Vice President-Vice President, T. Rowe Price; Chartered Financial Analyst

   Small-Cap Stock Fund

  * JOHN H. LAPORTE, JR., 7/26/45, Chairman of the Board-Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

  * JAMES S. RIEPE, 6/25/43, Director and Vice President-Vice Chairman of the Board, Managing Director, and Director, T. Rowe Price; Chairman of the Board,
   T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, President, and Trust Officer, T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation

  * M. DAVID TESTA, 4/22/44, Director-Chairman of the Board and Director, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst

   GREGORY A. MCCRICKARD, 10/19/58, President-Managing Director, T. Rowe Price; Vice President, T. Rowe Price Trust Company; Chartered Financial Analyst

   PRESTON G. ATHEY, 7/17/49, Vice President-Managing Director, T. Rowe Price; Vice President, T. Rowe Price Trust Company; Chartered Financial Analyst

   HUGH M. EVANS III, 5/17/66, Vice President-Vice President, T. Rowe Price; Chartered Financial Analyst

   MARCY L. FISHER, 8/5/59, Vice President-Vice President, T. Rowe Price

   JAMES A.C. KENNEDY, 8/17/53, Vice President-Director and Managing Director,
   T. Rowe Price; Chartered Financial Analyst

   JOSEPH M. MILANO, 9/14/72, Vice President-Assistant Vice President, T. Rowe Price; formerly 1996-1994 Research Assistant, Brookings Institution

   CHARLES G. PEPIN, 4/23/66, Vice President-Vice President, T. Rowe Price

   LAUREN A. ROMEO, 9/20/67, Vice President-Assistant Vice President, T. Rowe Price; Chartered Financial Analyst

   RICHARD T. WHITNEY, 5/7/58, Vice President-Managing Director, T. Rowe Price; Vice President, Price-Fleming and T. Rowe Price Trust Company; Chartered Financial Analyst

   Small-Cap Value Fund

  * JOHN H. LAPORTE, JR., 7/26/45, Chairman of the Board-Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

  * JAMES S. RIEPE, 6/25/43, Director and Vice President-Vice Chairman of the Board, Managing Director, and Director, T. Rowe Price; Chairman of the Board,
   T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, President, and Trust Officer, T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation

  * M. DAVID TESTA, 4/22/44, Director-Chairman of the Board and Director, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst

   PRESTON G. ATHEY, 7/17/49, President-Managing Director, T. Rowe Price; Vice President, T. Rowe Price Trust Company; Chartered Financial Analyst

   HUGH M. EVANS III, 5/17/66, Vice President-Vice President, T. Rowe Price; Chartered Financial Analyst

   ROBERT J. MARCOTTE, 3/6/62, Vice President-Vice President, T. Rowe Price

   GREGORY A. MCCRICKARD, 10/19/58, Vice President-Managing Director, T. Rowe Price; Vice President, T. Rowe Price Trust Company; Chartered Financial Analyst

   JOSEPH M. MILANO, 9/14/72, Vice President-Assistant Vice President, T. Rowe Price; formerly 1996-1994 Research Assistant, Brookings Institution

   LAUREN A. ROMEO, 9/20/67, Vice President-Assistant Vice President, T. Rowe Price; Chartered Financial Analyst

   FRANCIES W. HAWKS, 2/2/44, Assistant Vice President-Assistant Vice President,
   T. Rowe Price

   Value Fund

  * JAMES A.C. KENNEDY, 8/17/53, Director-Director and Managing Director, T. Rowe Price; Chartered Financial Analyst

  * JAMES S. RIEPE, 6/25/43, Director and Vice President-Vice Chairman of the Board, Managing Director, and Director, T. Rowe Price; Chairman of the Board,
   T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, President, and Trust Officer, T. Rowe Price Trust Company; Director, Price-Fleming and General Re Corporation

  * M. DAVID TESTA, 4/22/44, Director-Chairman of the Board and Director, Price-Fleming; Vice Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price; Vice President and Director, T. Rowe Price Trust Company; Chartered Financial Analyst

   BRIAN C. ROGERS, 6/27/55, President-Director and Managing Director, T. Rowe Price; Vice President, T. Rowe Price Trust Company; Chartered Financial Analyst

   STEPHEN W. BOESEL, 12/28/44, Vice President-Managing Director, T. Rowe Price; Vice President, T. Rowe Price Trust Company and T. Rowe Price Retirement Plan Services, Inc.

   KARA M. CHESEBY, 10/9/63, Vice President-Vice President, T. Rowe Price; formerly Vice President, Legg Mason Wood Walker; Chartered Financial Analysis

   STEPHANIE C. CLANCY, 12/19/64, Vice President-Vice President, T. Rowe Price

   RICHARD P. HOWARD, 9/16/46, Vice President-Vice President, T. Rowe Price; Chartered Financial Analyst

   ROBERT W. SMITH, 4/11/61, Vice President-Managing Director, T. Rowe Price; Vice President, Price-Fleming

   DAVID J. WALLACK, 7/2/60, Vice President-Vice President, T. Rowe Price


                               Compensation Table

   The funds do not pay pension or retirement benefits to their independent officers or directors/trustees. Also, any director/trustee of a fund who is an officer or employee of T. Rowe Price or Price-Fleming does not receive any remuneration from the fund.

Name of Person,                   Aggregate Compensation from                   Total Compensation from Fund and
Position                          Fund(a)                                       Fund Complex Paid to Directors/ Trustees(b)
--------------------------------  --------------------------------------------                                  -----------
--------------------------------------------------------------------------------
                                                                                --------------------------------------
                                                                                ----------------------------------------------------
Balanced Fund
Donald W. Dick, Jr., Director                                      $1,535                                               $82,000
David K. Fagin, Director                                            1,990                                                65,000
Hanne M. Merriman, Director                                         1,990                                                65,000
Hubert D. Vos, Director                                             1,990                                                66,000
Paul M. Wythes, Director                                            1,535                                                80,000
------------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund
Donald W. Dick, Jr., Director                                      $2,512                                               $82,000
David K. Fagin, Director                                            3,733                                                65,000
Hanne M. Merriman, Director                                         3,733                                                65,000
Hubert D. Vos, Director                                             3,733                                                66,000
Paul M. Wythes, Director                                            2,512                                                80,000
------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund
Donald W. Dick, Jr., Director                                      $1,264                                               $82,000
David K. Fagin, Director                                            1,507                                                65,000
Hanne M. Merriman, Director                                         1,507                                                65,000
Hubert D. Vos, Director                                             1,507                                                66,000
Paul M. Wythes, Director                                            1,264                                                80,000
------------------------------------------------------------------------------------------------------------------------------------
Capital Opportunity Fund
Donald W. Dick, Jr., Director                                      $1,028                                               $82,000
David K. Fagin, Director                                            1,083                                                65,000
Hanne M. Merriman, Director                                         1,083                                                65,000
Hubert D. Vos, Director                                             1,083                                                66,000
Paul M. Wythes, Director                                            1,028                                                80,000
------------------------------------------------------------------------------------------------------------------------------------
Diversified Small-Cap Growth Fund
Donald W. Dick, Jr., Director                                      $1,013                                               $82,000
David K. Fagin, Director                                            1,056                                                65,000
Hanne M. Merriman, Director                                         1,056                                                65,000
Hubert D. Vos, Director                                             1,056                                                66,000
Paul M. Wythes, Director                                            1,013                                                80,000
------------------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund
Donald W. Dick, Jr., Director                                      $1,357                                               $82,000
David K. Fagin, Director                                            1,670                                                65,000
Hanne M. Merriman, Director                                         1,670                                                65,000
Hubert D. Vos, Director                                             1,670                                                66,000
Paul M. Wythes, Director                                            1,357                                                80,000
------------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund
Donald W. Dick, Jr., Trustee                                       $4,784                                               $82,000
David K. Fagin, Trustee                                             7,788                                                65,000
Hanne M. Merriman, Trustee                                          7,788                                                65,000
Hubert D. Vos, Trustee                                              7,788                                                66,000
Paul M. Wythes, Trustee                                             4,784                                                80,000
------------------------------------------------------------------------------------------------------------------------------------
Equity Index 500 Fund
Donald W. Dick, Jr., Director                                      $1,808                                               $82,000
David K. Fagin, Director                                            3,371                                                65,000
Hanne M. Merriman, Director                                         3,371                                                65,000
Hubert D. Vos, Director                                             3,371                                                66,000
Paul M. Wythes, Director                                            1,807                                                80,000
------------------------------------------------------------------------------------------------------------------------------------
Extended Equity Market Index Fund
Donald W. Dick, Jr., Director                                      $1,007                                               $82,000
David K. Fagin, Director                                            1,043                                                65,000
Hanne M. Merriman, Director                                         1,043                                                65,000
Hubert D. Vos, Director                                             1,043                                                66,000
Paul M. Wythes, Director                                            1,007                                                80,000
------------------------------------------------------------------------------------------------------------------------------------
Financial Services Fund
Donald W. Dick, Jr., Director                                          --                                               $82,000
David K. Fagin, Director                                           $1,087                                                65,000
Hanne M. Merriman, Director                                         1,087                                                65,000
Hubert D. Vos, Director                                             1,087                                                66,000
Paul M. Wythes, Director                                               --                                                80,000
------------------------------------------------------------------------------------------------------------------------------------
Growth & Income Fund
Donald W. Dick, Jr., Director                                      $2,021                                               $82,000
David K. Fagin, Director                                            2,861                                                65,000
Hanne M. Merriman, Director                                         2,861                                                65,000
Hubert D. Vos, Director                                             2,861                                                66,000
Paul M. Wythes, Director                                            2,021                                                80,000
------------------------------------------------------------------------------------------------------------------------------------
Growth Stock Fund
Donald W. Dick, Jr., Director                                      $2,435                                               $82,000
David K. Fagin, Director                                            3,563                                                65,000
Hanne M. Merriman, Director                                         3,563                                                65,000
Hubert D. Vos, Director                                             3,563                                                66,000
Paul M. Wythes, Director                                            2,435                                                80,000
------------------------------------------------------------------------------------------------------------------------------------
Health Sciences Fund
Donald W. Dick, Jr., Director                                      $1,076                                               $82,000
David K. Fagin, Director                                            1,171                                                65,000
Hanne M. Merriman, Director                                         1,171                                                65,000
Hubert D. Vos, Director                                             1,171                                                66,000
Paul M. Wythes, Director                                            1,076                                                80,000
------------------------------------------------------------------------------------------------------------------------------------
Media & Telecommunications Fund
Donald W. Dick, Jr., Director                                      $1,045                                               $82,000
David K. Fagin, Director                                            1,044                                                65,000
Hanne M. Merriman, Director                                         1,044                                                65,000
Hubert D. Vos, Director                                             1,044                                                66,000
Paul M. Wythes, Director                                            1,045                                                80,000
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Growth Fund
Donald W. Dick, Jr., Director                                      $1,053                                               $82,000
David K. Fagin, Director                                            1,128                                                65,000
Hanne M. Merriman, Director                                         1,128                                                65,000
Hubert D. Vos, Director                                             1,128                                                66,000
Paul M. Wythes, Director                                            1,053                                                80,000
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund
Donald W. Dick, Jr., Director                                      $2,106                                               $82,000
David K. Fagin, Director                                            1,098                                                65,000
Hanne M. Merriman, Director                                         1,098                                                65,000
Hubert D. Vos, Director                                             1,098                                                66,000
Paul M. Wythes, Director                                            2,106                                                80,000
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund
Donald W. Dick, Jr., Director                                      $1,053                                               $82,000
David K. Fagin, Director                                            1,130                                                65,000
Hanne M. Merriman, Director                                         1,130                                                65,000
Hubert D. Vos, Director                                             1,130                                                66,000
Paul M. Wythes, Director                                            1,053                                                80,000
------------------------------------------------------------------------------------------------------------------------------------
New America Growth Fund
Donald W. Dick, Jr., Trustee                                       $1,565                                               $82,000
David K. Fagin, Trustee                                             2,048                                                65,000
Hanne M. Merriman, Trustee                                          2,048                                                65,000
Hubert D. Vos, Trustee                                              2,046                                                66,000
Paul M. Wythes, Trustee                                             1,565                                                80,000
------------------------------------------------------------------------------------------------------------------------------------
New Era Fund
Donald W. Dick, Jr., Director                                      $1,299                                               $82,000
David K. Fagin, Director                                            1,566                                                65,000
Hanne M. Merriman, Director                                         1,566                                                65,000
Hubert D. Vos, Director                                             1,566                                                66,000
Paul M. Wythes, Director                                            1,299                                                80,000
------------------------------------------------------------------------------------------------------------------------------------
New Horizons Fund
Donald W. Dick, Jr., Director                                      $2,375                                               $82,000
David K. Fagin, Director                                            3,487                                                65,000
Hanne M. Merriman, Director                                         3,487                                                65,000
Hubert D. Vos, Director                                             3,487                                                66,000
Paul M. Wythes, Director                                            2,375                                                80,000
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Fund
Donald W. Dick, Jr., Director                                      $1,008                                               $82,000
David K. Fagin, Director                                            1,040                                                65,000
Hanne M. Merriman, Director                                         1,040                                                65,000
Hubert D. Vos, Director                                             1,040                                                66,000
Paul M. Wythes, Director                                            1,008                                                80,000
------------------------------------------------------------------------------------------------------------------------------------
Science & Technology Fund
Donald W. Dick, Jr., Director                                      $2,826                                               $82,000
David K. Fagin, Director                                            4,288                                                65,000
Hanne M. Merriman, Director                                         4,288                                                65,000
Hubert D. Vos, Director                                             4,288                                                66,000
Paul M. Wythes, Director                                            2,826                                                80,000
------------------------------------------------------------------------------------------------------------------------------------
Small-Cap Stock Fund
Donald W. Dick, Jr., Director                                      $1,357                                               $82,000
David K. Fagin, Director                                            1,673                                                65,000
Hanne M. Merriman, Director                                         1,673                                                65,000
Hubert D. Vos, Director                                             1,673                                                66,000
Paul M. Wythes, Director                                            1,357                                                80,000
------------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund
Donald W. Dick, Jr., Director                                      $1,392                                               $82,000
David K. Fagin, Director                                            1,740                                                65,000
Hanne M. Merriman, Director                                         1,740                                                65,000
Hubert D. Vos, Director                                             1,740                                                66,000
Paul M. Wythes, Director                                            1,392                                                80,000
------------------------------------------------------------------------------------------------------------------------------------
Total Equity Market Index Fund
Donald W. Dick, Jr., Director                                      $1,029                                               $82,000
David K. Fagin, Director                                            1,086                                                65,000
Hanne M. Merriman, Director                                         1,086                                                65,000
Hubert D. Vos, Director                                             1,086                                                66,000
Paul M. Wythes, Director                                            1,029                                                80,000
------------------------------------------------------------------------------------------------------------------------------------
Value Fund
Donald W. Dick, Jr., Director                                      $1,235                                               $82,000
David K. Fagin, Director                                            1,454                                                65,000
Hanne M. Merriman, Director                                         1,454                                                65,000
Hubert D. Vos, Director                                             1,454                                                66,000
Paul M. Wythes, Director                                            1,235                                                80,000
------------------------------------------------------------------------------------------------------------------------------------

 (a) Amounts in this column are based on accrued compensation for calendar year 1999.

 (b) Amounts in this column are based on compensation received from January 1, 1999 to December 31, 1999. The T. Rowe Price complex included 88 funds as of December 31, 1999.

   All Funds

   The fund's Executive Committee, consisting of the fund's interested directors/trustees, has been authorized by its respective Board of Directors/Trustees to exercise all powers of the Board to manage the funds in the intervals between meetings of the Board, except the powers prohibited by statute from being delegated.



 PRINCIPAL HOLDERS OF SECURITIES
 -------------------------------------------------------------------------------
   As of the date of the prospectus, the officers and directors/trustees of the fund, as a group, owned less than 1% of the outstanding shares of the fund.

   As of January 31, 2000, the following shareholders beneficially owned more than 5% of the outstanding shares of the fund:

   Growth & Income Fund: Boston Safe Agent for Mellon Bk., TR St. of California Def. Comp., Plan 457 #F0113022, 135 Santilli Highway, AIM #026-0027, Everett, Massachusetts 02149-1906;Mid-Cap Equity Growth Fund: Atlantic Trust Company NA, Attn.: Nominee Account, 100 Federal Street, 37th Floor, Boston, Massachusetts 02110-1802; St. Joe Co. Salaried Pension Plan, 1650 Prudential Drive, Ste. 400, Jacksonville, Florida 32207-8166; Pell Rudman Trust Co. NA, Nominee Acct., Attn: Mutual Funds, 100 Federal St., 37th Fl., Boston Massachusetts 02110-1802; Stichting Pensioen fonds, Van de Koninklijke Nedlloyd, P.O. Box 1982, 3000 BZ Rotterdam, The Netherlands; Bankers Trust Co., FBO Arch Coal Inc. #191470, P.O. Box 9014 Church St. Station, New York, New York 10008;

   New America Growth Fund: Wilmington Trust Co. TR, FBO Continental Airlines Inc., DCP Plan A/C #49277-0, c/o Mutual Funds, P.O. Box 8971, Wilmington, Delaware 19899-8971;

   New Horizons Fund: Allfirst Trust Co. NA Cust. FBO City of New York Deferred Compensation Plan, c/o Great-West Recordkeeper, 8515 E. Orchard Rd., Ste. 2T2, Englewood, Colorado 80111-5037;

   Small-Cap Stock Fund: Norwest Bank Co. NA TR, FBO State of Minn. Def. Comp. Plan, Minn. State Def. Comp. Plan Trust, c/o Great West Life Recordkeeper, 8515 E. Orchard Rd., Attn.: 2T2, Englewood, Colorado 80111-5037;

   Blue Chip Growth, Growth & Income, Growth Stock, Mid-Cap Value, New Era, and New Horizons Funds: Pirateline & Co., T. Rowe Price Associates, Attn.: Fund Accounting Dept., 100 East Pratt Street, Baltimore, Maryland 21202-1009;

   Mid-Cap Growth, New Era, Science & Technology, Small-Cap Stock, and Value
   Funds: Charles Schwab & Co. Inc., Reinvest. Account, Attn.: Mutual Funds Dept., 101 Montgomery St., San Francisco, California 94104-4122;

   Growth & Income and Science & Technology Funds: Manulife Financial USA, 200 Bloor St East NT3, Toronto, Ontario Canada M4WIE5, Attn.: Rosie Chuck, SRS Accounting.



 INVESTMENT MANAGEMENT SERVICES
 -------------------------------------------------------------------------------
   Services
   Under the Management Agreement, T. Rowe Price provides the fund with discretionary investment services. Specifically, T. Rowe Price is responsible for supervising and directing the investments of the fund in accordance with the fund's investment objectives, program, and restrictions as provided in its prospectus and this Statement of Additional Information. T. Rowe Price is also responsible for effecting all security transactions on behalf of the fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. In addition to these services, T. Rowe Price provides the fund with certain corporate administrative services, including: maintaining the fund's corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the fund; maintaining liaison with the agents employed by the fund such as the fund's custodian and transfer agent; assisting the fund in the coordination of such agents' activities; and permitting T. Rowe Price's employees to serve as officers, directors/trustees, and committee members of the fund without cost to the fund.

   The Management Agreement also provides that T. Rowe Price, its directors/trustees, officers, employees, and certain other persons performing specific functions for the fund will only be liable to the fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.


   All Funds except Equity Index 500, Extended Equity Market Index, Total Equity Market Index, Mid-Cap Equity Growth, Institutional Large-Cap Value and Institutional Small-Cap Stock Funds

   Management Fee
   The fund pays T. Rowe Price a fee ("Fee") which consists of two components: a Group Management Fee ("Group Fee") and an Individual Fund Fee ("Fund Fee"). The Fee is paid monthly to T. Rowe Price on the first business day of the next succeeding calendar month and is calculated as described next.

   The monthly Group Fee ("Monthly Group Fee") is the sum of the daily Group Fee accruals ("Daily Group Fee Accruals") for each month. The Daily Group Fee Accrual for any particular day is computed by multiplying the Price Funds' group fee accrual as determined below ("Daily Price Funds' Group Fee Accrual") by the ratio of the Price Fund's net assets for that day to the sum of the aggregate net assets of the Price Funds for that day. The Daily Price Funds' Group Fee Accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the annualized Daily Price Funds' Group Fee Accrual for that day as determined in accordance with the following schedule:

   Price Funds' Annual Group Base Fee Rate for Each
                   Level of Assets
                                                0.480%  First $1 billion  0.360%  Next $2 billion   0.310%  Next $16 billion
                                                ------------------------------------------------------------------------------
                                                0.450%  Next $1 billion   0.350%  Next $2 billion   0.305%  Next $30 billion
                                                ------------------------------------------------------------------------------
                                                0.420%  Next $1 billion   0.340%  Next $5 billion   0.300%  Next $40 billion
                                                ------------------------------------------------------------------------------
                                                0.390%  Next $1 billion   0.330%  Next $10 billion  0.295%  Thereafter
                                                ------------------------------------------------------------------------------
                                                0.370%  Next $1 billion   0.320%  Next $10 billion


   For the purpose of calculating the Group Fee, the Price Funds include all the mutual funds distributed by Investment Services, (excluding the T. Rowe Price Spectrum Funds, and any institutional, index, or private label mutual funds). For the purpose of calculating the Daily Price Funds' Group Fee Accrual for any particular day, the net assets of each Price Fund are determined in accordance with the funds' prospectus as of the close of business on the previous business day on which the fund was open for business.

   The monthly Fund Fee ("Monthly Fund Fee") is the sum of the daily Fund Fee accruals ("Daily Fund Fee Accruals") for each month. The Daily Fund Fee Accrual for any particular day is computed by multiplying the fraction of one
   (1) over the number of calendar days in the year by the individual Fund Fee Rate and multiplying this product by the net assets of the fund for that day, as determined in accordance with the fund's prospectus as of the close of business on the previous business day on which the fund was open for business. The individual fund fees of each fund are listed in the following chart:

Balanced Fund                            0.15%
Blue Chip Growth Fund                    0.30%
Capital Appreciation Fund                0.30%
Capital Opportunity Fund                 0.35%
Diversified Small-Cap Growth Fund        0.35%
Dividend Growth Fund                     0.20%
Equity Income Fund                       0.25%
Financial Services Fund                  0.35%
Growth & Income Fund                     0.25%
Growth Stock Fund                        0.25%
Health Sciences Fund                     0.35%
Media & Telecommunications Fund          0.35%
Mid-Cap Growth Fund                      0.35%
Mid-Cap Value Fund                       0.35%
New America Growth Fund                  0.35%
New Era Fund                             0.25%
New Horizons Fund                        0.35%
Real Estate Fund                         0.30%
Small-Cap Stock Fund                     0.45%
Science & Technology Fund                0.35%
Small-Cap Value Fund                     0.35%
Value Fund                               0.35%



   The following chart sets forth the total management fees, if any, paid to T. Rowe Price by each fund, during the last three years:

                       Fund                               1999            1998             1997
                       ----                               ----            ----             ----
Balanced                                              $ 9,154,000     $ 6,809,000      $ 5,317,000
Blue Chip Growth                                       34,536,000      19,869,000        8,706,000
Capital Appreciation                                    5,793,000       3,939,000        3,861,000
Capital Opportunity                                       763,000         991,000          899,000
Diversified Small-Cap Growth                              292,000         325,000           81,000
Dividend Growth                                         6,522,000       5,482,000        2,659,000
Equity Income                                          75,676,000      77,394,000       60,406,000
Equity Index 500                                        8,301,000       4,169,000        2,516,000
Extended Equity Market Index*                             131,000          50,000              (a)
Financial Services                                      1,266,000       1,582,000          636,000
Growth & Income                                        20,605,000      20,258,000       17,390,000
Growth Stock                                           29,222,000      25,573,000       22,078,000
Health Sciences                                         2,038,000       1,926,000        1,811,000
Media & Telecommunications ( c)                         3,144,000       1,301,000        1,783,000
Mid-Cap Equity Growth                                   1,238,000         633,000          117,000
Mid-Cap Growth                                         27,412,000      16,692,000        8,533,000
Mid-Cap Value                                           1,427,000       1,596,000          728,000
New America Growth                                     13,511,000      12,703,000       10,541,000
New Era                                                 6,131,000       7,211,000        9,144,000
New Horizons                                           33,020,000      33,743,000       31,439,000
Real Estate                                                   (b)             (b)              (b)
Science & Technology                                   47,361,000      24,865,000       24,246,000
Small-Cap Stock                                        10,276,000       7,791,000        4,405,000
Small-Cap Value                                         9,213,000      13,021,000       11,594,000
Total Equity Market Index*                                512,000         111,000              (a)
Value                                                   5,699,000       5,176,000        2,597,000
-----------------------------------------------------------------------------------------------------

  (a) Prior to commencement of operations.

  (b) Due to each fund's expense limitation in effect at that time, no management fees were paid by the funds to T. Rowe Price.

  (c) Fees listed were paid under this fund's previous management agreement, prior to becoming an open-end mutual fund.

  *  All-inclusive fee including Investment Management Fees and
     Administrative Expenses.

   The Management Agreement between the fund and T. Rowe Price provides that the fund will bear all expenses of its operations not specifically assumed by T. Rowe Price.


   The following chart sets forth expense ratio limitations and the periods for which they are effective. For each, T. Rowe Price has agreed to bear any fund expenses which would cause the fund's ratio of expenses to average net assets to exceed the indicated percentage limitations. The expenses borne by T. Rowe Price are subject to reimbursement by the fund through the indicated reimbursement date, provided no reimbursement will be made if it would result in the fund's expense ratio exceeding its applicable limitation.


                                                 Expense       Reimbursement
         Fund             Limitation Period      -------       -------------
         ----             -----------------       Ratio            Date
------------------------------------------------  -----            ----
                                                Limitation
                                                ----------
                                                -------------------------------
Blue Chip Growth        March 31, 2000 -
Fund-Advisor Class      December 31, 2001         1.05%     December 31, 2003
Diversified Small-Cap   January 1, 1999 -
Growth(a)               December 31, 2000         1.25%     December 31, 2002
Equity Income           March 31,
Fund-Advisor Class      2000-December 31, 2001    1.00%     December 31, 2003
                                                    0.
                        January 1, 2000 -           35
Equity Index 500(b)     December 31, 2000           %       December 31, 2001
                        September 30, 1996 -
Financial Services      December 31, 1998         1.25%     December 31, 2000
                        December 31, 1995 -
Health Sciences         December 31, 1997         1.35%     December 31, 1999
Institutional           December 31, 2001 -
Large-Cap Value         December 31, 2003         0.65%     December 31, 2003
Institutional           December 31, 2001 -        0.75
Small-Cap Stock         December 31, 2003           %       December 31, 2003
                        July 31, 1996 -
Mid-Cap Equity Growth   December 31, 1997         0.85%     December 31, 1999
Mid-Cap Growth          March 31, 2000 -
Fund-Advisor Class      December 31, 2001         1.10%     December 31, 2003
                        June 28, 1996 -
Mid-Cap Value           December 31, 1997         1.25%     December 31, 1999
                        January 1, 2000 -
Real Estate(c)          December 31, 2001         1.00%     December 31, 2003
Science & Technology    March 31, 2000 -
Fund-Advisor Class      December 31, 2001         1.15%     December 31, 2003
Small-Cap Stock         March 31, 2000 -
Fund-Advisor Class      December 31, 2001         1.20%     December 31, 2003
Small-Cap Value         March 31, 2000 -
Fund-Advisor Class      December 31, 2001         1.15%     December 31, 2003
Value Fund-Advisor      March 31, 2000 -          1.10%     December 31, 2003
Class                   December 31, 2001
-------------------------------------------------------------------------------

 (a) The Diversified Small-Cap Growth Fund previously operated under a 1.25% limitation that expired December 31, 1998. The reimbursement period for this limitation extends through December 31, 2000.

 (b) The Equity Index 500 Fund previously operated under a 0.40% limitation that expired December 31, 1999. The reimbursement period for this limitation extends through December 31, 2001.

 (c) The Real Estate Fund previously operated under a 1.00% limitation that expired December 31, 1999. The reimbursement period for this limitation extends through December 31, 2001.


   Each of the above-referenced fund's Management Agreement also provides that one or more additional expense limitations periods (of the same or different time periods) may be implemented after the expiration of the current expense limitation, and that with respect to any such additional limitation period, the fund may reimburse T. Rowe Price, provided the reimbursement does not result in the fund's aggregate expenses exceeding the additional expense limitation.

   Pursuant to the Diversified Small-Cap Growth Fund's current expense limitation, $114,000 of management fees were not accrued for the year ended December 31, 1999. Additionally, $240,000 of unaccrued management fees related to a previous limitation are subject to reimbursement through December 31, 2000.

   Pursuant to the Equity Index 500 Fund's current expense limitation, $317,000 of management fees were not accrued by the fund for the year ended December 31, 1999. Additionally, $955,000 of unaccrued management fees remain subject to reimbursement through December 31, 2001.

   Pursuant to the Mid-Cap Equity Growth Fund's previous expense limitation, $32,000 of unaccrued management fees were repaid by the fund during the year ended December 31, 1999.

   Pursuant to the Real Estate Fund's current expense limitation, $164,000 of management fees were not accrued by the fund for the year ended December 31, 1999, and $38,000 of other expenses were borne by the Manager. Additionally, $286,000 of unaccrued fees and expenses remain subject to reimbursement through December 31, 2001.


                                 Management Fee

   Equity Index 500 Fund
   The fund pays T. Rowe Price an annual investment management fee in monthly installments of 0.20% of the average daily net asset value of the fund.

   Extended Equity Market Index and Total Equity Market Index Funds Each fund pays T. Rowe Price an annual all-inclusive fee in monthly installments of 0.40% of the average daily net assets of the fund.

   Institutional Large-Cap Value Fund
   The fund pays T. Rowe Price an annual investment management fee in monthly installments of 0.55% of the average daily net asset value of the fund.

   Institutional Small-Cap Stock Fund
   The fund pays T. Rowe Price an annual investment management fee in monthly installments of 0.65% of the average daily net asset value of the fund.

   Mid-Cap Equity Growth Fund
   The fund pays T. Rowe Price an annual investment management fee in monthly installments of 0.60% of the average daily net asset value of the fund.

   Blue Chip Growth, Equity Income, Growth & Income, Growth Stock, Mid-Cap Value, New Era, and New Horizons Funds

   T. Rowe Price Spectrum Fund, Inc.
   The funds listed above are a party to a Special Servicing Agreement ("Agreement") between and among T. Rowe Price Spectrum Fund, Inc. ("Spectrum Fund"), T. Rowe Price, and various other T. Rowe Price funds which, along with the fund, are funds in which Spectrum Fund invests (collectively all such funds "Underlying Price Funds").

   Each Agreement provides that, if the Board of Directors/Trustees of any Underlying Price Fund determines that such Underlying Fund's share of the aggregate expenses of Spectrum Fund is less than the estimated savings to the Underlying Price Fund from the operation of Spectrum Fund, the Underlying Price Fund will bear those expenses in proportion to the average daily value of its shares owned by Spectrum Fund, provided further that no Underlying Price Fund will bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the Underlying Price Funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the Underlying Price Funds generated by the operation of Spectrum Fund are expected to be sufficient to offset most, if not all, of the expenses incurred by Spectrum Fund.

   Management Related Services
   As noted above, the Management Agreement spells out the expenses to be paid by the fund. In addition to the Management Fee, the fund pays for the following: shareholder service expenses; custodial, accounting, legal, and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any); and director/trustee fees and expenses.

   T. Rowe Price Services, Inc., a wholly owned subsidiary of T. Rowe Price, acts as the fund's transfer and dividend disbursing agent and provides shareholder and administrative services. Services for certain types of retirement plans are provided by T. Rowe Price Retirement Plan Services, Inc., also a wholly owned subsidiary. The address for each is 100 East Pratt St., Baltimore, MD 21202. Additionally, T. Rowe Price, under a separate agreement with the funds, provides accounting services to the funds.

   The funds paid the expenses shown in the following table for the fiscal year ended December 31, 1999, to T. Rowe Price and its affiliates.


                             Transfer Agent and     Retirement     Accounting
           Fund             Shareholder Services  Subaccounting     Services
           ----             --------------------     Services       --------
                                                     --------
Balanced                         $  664,000        $ 4,236,000      $ 99,000
Blue Chip Growth                  4,966,000          7,221,000        64,000
Capital Appreciation                714,000          1,065,000        89,000
Capital Opportunity                 269,000             32,000        64,000
Diversified Small-Cap
Growth                              216,000                 --        64,000
Dividend Growth                   1,702,000            347,000        69,000
Equity Income                     6,998,000         11,740,000        89,000
Equity Index 500                  2,907,000          3,922,000        67,000
Extended Equity Market
Index                                    --                 --            --
Financial Services                  444,000             84,000        64,000
Growth & Income                   2,535,000          2,564,000        89,000
Growth Stock                      2,814,000          3,927,000       109,000
Health Sciences                     779,000             68,000        64,000
Media & Telecommunications          692,000             48,000        64,000
Mid-Cap Equity Growth                 9,000                 --        64,000
Mid-Cap Growth                    2,723,000          2,758,000        64,000
Mid-Cap Value                       486,000             35,000        64,000
New America Growth                1,325,000          2,938,000        74,000
New Era                             980,000            209,000        76,000
New Horizons                      3,623,000          5,129,000       100,000
Real Estate                         104,000              2,000        64,000
Science & Technology              5,664,000          4,266,000        74,000
Small-Cap Stock                   1,239,000            254,000        89,000
Small-Cap Value                   1,113,000          1,479,000        64,000
Total Equity Market Index                --                 --            --
Value                             1,062,000            376,000        64,000
-------------------------------------------------------------------------------

 SERVICES BY OUTSIDE PARTIES
 -------------------------------------------------------------------------------
   The shares of some fund shareholders are held in omnibus accounts maintained by various third parties, including retirement plan sponsors, insurance companies, banks and broker-dealers. The fund has adopted an administrative fee payment ("AFP") program that authorizes the fund to make payments to these third parties. The payments are made for transfer agent, recordkeeping and other administrative services provided by, or on behalf of, the third parties with respect to such shareholders and the omnibus accounts. Under the AFP program, the funds paid the amounts set forth below to various third parties in 1999.

Balanced Fund               $   26,898.02
Blue Chip Growth Fund          597,491.11
Capital Appreciation Fund        5,964.31
Capital Opportunity Fund           545.90
Dividend Growth Fund            17,614.87
Equity Income Fund           1,354,078.59
Equity Index 500 Fund           70,762.76
Financial Services Fund          2,112.67
Growth & Income Fund           605,404.26
Growth Stock Fund              139,865.43
Health Sciences Fund             2,266.12
Mid-Cap Growth Fund            653,595.85
Mid-Cap Value Fund                 513.46
New America Growth Fund        150,058.86
New Era Fund                    22,333.50
New Horizons Fund              645,172.38
Science & Technology Fund      692,990.91
Small-Cap Stock Fund           200,984.26
Small-Cap Value Fund           106,534.07
Value Fund                       9,085.32

   Each Advisor Class has adopted an Advisor Class administrative fee payment program ("Advisor Class AFP") under which various intermediaries, including intermediaries receiving 12b-1 payments, may receive payments from the Advisor Class in addition to 12b-1 fees for providing various recordkeeping and transfer agent type services to the Advisor classes and/or shareholders thereof. These services include: mailings of fund prospectuses, reports, notices, proxies, and other materials to shareholders; transmission of net purchase and redemption orders; maintenance of separate records for shareholders reflecting purchases, redemptions, and share balances; mailing of shareholder confirmations and periodic statements; and telephone services in connection with the above.

   All Funds


 DISTRIBUTOR FOR THE FUNDS
 -------------------------------------------------------------------------------
   Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as the fund's distributor. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The offering of the fund's shares is continuous.

   Investment Services is located at the same address as the fund and T. Rowe Price-100 East Pratt Street, Baltimore, Maryland 21202.

   Investment Services serves as distributor to the fund pursuant to an Underwriting Agreement ("Underwriting Agreement"), which provides that the fund will pay all fees and expenses in connection with: necessary state filings; preparing, setting in type, printing, and mailing its prospectuses and reports to shareholders; and issuing its shares, including expenses of confirming purchase orders.

   The Underwriting Agreement provides that Investment Services will pay all fees and expenses in connection with: printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services' federal and state registrations as a broker-dealer; and offering and selling shares, except for those fees and expenses specifically assumed by the fund. Investment Services' expenses are paid by T. Rowe Price.

   Investment Services acts as the agent of the fund in connection with the sale of its shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. No sales charges are paid by investors or the fund.


   Blue Chip Growth, Equity Income, Mid-Cap Growth, Science & Technology, Small-Cap Stock, Small-Cap Value, Value Advisor Class


                   Distribution and Shareholder Services Plan


   The fund Directors/Trustees adopted a Plan pursuant to Rule 12b-1 on February 9, 2000 with respect to each Advisor Class. Each Plan provides that the Advisor Class may compensate Investment Services or such other persons as the fund or Investment Services designates, to finance any or all of the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services with respect to Advisor Class shares. It is expected that most, if not all, payments under the Plan will be made (either directly, or indirectly through Investment Services) to brokers, dealers, banks, insurance companies, and intermediaries other than Investment Services. Under the Plan, each Advisor Class pays a fee at the annual rate of up to 0.25% of that class' average daily net assets. Normally, the full amount of the fee is paid to the intermediary on shares sold through that intermediary. However, a lesser amount may be paid based on the level of services provided. Intermediaries may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the Advisor Class, as well as for a wide variety of other purposes associated with supporting, distributing, and servicing the Advisor Class shares. The amount of fees paid by an Advisor Class during any year may be more or less than the cost of distribution and other services provided to the Advisor Class and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with these rules.

   The Plan requires that Investment Services provide, or cause to be provided, to the fund Directors/Trustees for their review a quarterly written report identifying the amounts expended by each Advisor Class and the purposes for which such expenditures were made.

   Prior to approving the Plan, the fund Directors/Trustees considered various factors relating to the implementation of the Plan and determined that there is a reasonable likelihood that the Plan will benefit each fund, its Advisor Class and the Advisor Class's shareholders. The fund Directors/Trustees noted that to the extent the Plan allows a fund to sell Advisor Class shares in markets to which it would not otherwise have access, the Plan may result in additional sales of fund shares. This may enable a fund to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by intermediaries with which shareholders have an existing relationship.


   The Plan continues until March 31, 2001. The Plan is renewable thereafter from year to year with respect to each fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the fund Directors/Trustees and (2) by a vote of the majority of the Rule 12b-1 Directors/Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by any Advisor Class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such Advisor Class and by the fund Directors/Trustees in the manner prescribed by Rule 12b-1 under the 1940 Act. The Plan is terminable with respect to an Advisor Class at any time by a vote of a majority of the Rule 12b-1 Directors/Trustees or by a majority vote of the outstanding shares in the Advisor Class.

   All Funds


 CUSTODIAN
 -------------------------------------------------------------------------------
   State Street Bank and Trust Company is the custodian for the fund's U.S. securities and cash, but it does not participate in the fund's investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the Bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation. State Street Bank's main office is at 225 Franklin Street, Boston, Massachusetts 02110.

   The fund (other than Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds) has entered into a Custodian Agreement with The Chase Manhattan Bank, N.A., London, pursuant to which portfolio securities which are purchased outside the United States are maintained in the custody of various foreign branches of The Chase Manhattan Bank and such other custodians, including foreign banks and foreign securities depositories as are approved in accordance with regulations under the 1940 Act. The address for The Chase Manhattan Bank, N.A., London is Woolgate House, Coleman Street, London, EC2P 2HD, England.



 CODE OF ETHICS
 -------------------------------------------------------------------------------
   The fund's investment adviser (T. Rowe Price) has a written Code of Ethics which requires all Access Persons to obtain prior clearance before engaging in personal securities transactions. In addition, all employees must report their personal securities transactions within 10 days of their execution. Access Persons will not be permitted to effect transactions in a security: if there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; a change has occurred in T. Rowe Price's rating of the security within seven calendar days prior to the date of the proposed transaction; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Board of the fund. The Board also reviews the administration of the Code of Ethics on an annual basis.



 PORTFOLIO TRANSACTIONS
 -------------------------------------------------------------------------------
   Investment or Brokerage Discretion
   Decisions with respect to the purchase and sale of portfolio securities on behalf of the fund are made by T. Rowe Price. T. Rowe Price is also responsible for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business.


                      How Brokers and Dealers Are Selected

   Equity Securities
   In purchasing and selling equity securities, it is T. Rowe Price's policy to obtain quality execution at the most favorable prices through responsible brokers and dealers and, at competitive commission rates where such rates are negotiable. However, under certain conditions, the fund may pay higher brokerage commissions in return for brokerage and research services. As a general practice, over-the-counter orders are executed with market-makers. In selecting among market-makers, T. Rowe Price generally seeks to select those it believes to be actively and effectively trading the security being purchased or sold. In selecting broker-dealers to execute the fund's portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets and brokerage and research services provided by them. It is not the policy of T. Rowe Price to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

   Fixed Income Securities
   Fixed income securities are generally purchased from the issuer or a primary market-maker acting as principal for the securities on a net basis, with no brokerage commission being paid by the client although the price usually includes an undisclosed compensation. Transactions placed through dealers serving as primary market-makers reflect the spread between the bid and asked prices. Securities may also be purchased from underwriters at prices which include underwriting fees.

   With respect to equity and fixed income securities, T. Rowe Price may effect principal transactions on behalf of the fund with a broker or dealer who furnishes brokerage and/or research services, designate any such broker or dealer to receive selling concessions, discounts or other allowances, or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. T. Rowe Price may receive research services in connection with brokerage transactions, including designations in fixed price offerings.


 How Evaluations Are Made of the Overall Reasonableness of Brokerage Commissions
                                      Paid

   On a continuing basis, T. Rowe Price seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of the fund. In evaluating the reasonableness of commission rates,
   T. Rowe Price considers: (a) historical commission rates; (b) rates which other institutional investors are paying, based on available public information; (c) rates quoted by brokers and dealers; (d) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.


       Descriptions of Research Services Received From Brokers and Dealers

   T. Rowe Price receives a wide range of research services from brokers and dealers. These services include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and analysis of corporate responsibility issues. These services provide both domestic and international perspective. Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to T. Rowe Price by or through broker-dealers.

   Research services received from brokers and dealers are supplemental to T. Rowe Price's own research effort and, when utilized, are subject to internal analysis before being incorporated by T. Rowe Price into its investment process. As a practical matter, it would not be possible for T. Rowe Price's Equity Research Division to generate all of the information presently provided by brokers and dealers. T. Rowe Price pays cash for certain research services received from external sources. T. Rowe Price also allocates brokerage for research services which are available for cash. While receipt of research services from brokerage firms has not reduced T. Rowe Price's normal research activities, the expenses of T. Rowe Price could be materially increased if it attempted to generate such additional information through its own staff. To the extent that research services of value are provided by brokers or dealers, T. Rowe Price may be relieved of expenses which it might otherwise bear.

   T. Rowe Price has a policy of not allocating brokerage business in return for products or services other than brokerage or research services. In accordance with the provisions of Section 28(e) of the Securities Exchange Act of 1934,
   T. Rowe Price may from time to time receive services and products which serve both research and non-research functions. In such event, T. Rowe Price makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.


              Commissions to Brokers Who Furnish Research Services

   Certain brokers and dealers who provide quality brokerage and execution services also furnish research services to T. Rowe Price. With regard to the payment of brokerage commissions, T. Rowe Price has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause an account to pay commission rates in excess of those another broker or dealer would have charged for effecting the same transaction, if the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. Accordingly, while T. Rowe Price cannot readily determine the extent to which commission rates or net prices charged by broker-dealers reflect the value of their research services, T. Rowe Price would expect to assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker. T. Rowe Price may receive research, as defined in Section 28(e), in connection with selling concessions and designations in fixed price offerings in which the funds participate.


                         Internal Allocation Procedures

   T. Rowe Price has a policy of not precommitting a specific amount of business to any broker or dealer over any specific time period. Historically, the majority of brokerage placement has been determined by the needs of a specific transaction such as market-making, availability of a buyer or seller of a particular security, or specialized execution skills. However, T. Rowe Price does have an internal brokerage allocation procedure for that portion of its discretionary client brokerage business where special needs do not exist, or where the business may be allocated among several brokers or dealers which are able to meet the needs of the transaction.

   Each year, T. Rowe Price assesses the contribution of the brokerage and research services provided by brokers or dealers, and attempts to allocate a portion of its brokerage business in response to these assessments. Research analysts, counselors, various investment committees, and the Trading Department each seek to evaluate the brokerage and research services they receive from brokers or dealers and make judgments as to the level of business which would recognize such services. In addition, brokers or dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations but can, and often does, exceed the suggestions, because the total business is allocated on the basis of all the considerations described above. In no case is a broker or dealer excluded from receiving business from
   T. Rowe Price because it has not been identified as providing research services.


                                  Miscellaneous

   T. Rowe Price's brokerage allocation policy is consistently applied to all its fully discretionary accounts, which represent a substantial majority of all assets under management. Research services furnished by brokers or dealers through which T. Rowe Price effects securities transactions may be used in servicing all accounts (including non-fund accounts) managed by T. Rowe Price. Conversely, research services received from brokers or dealers which execute transactions for the fund are not necessarily used by T. Rowe Price exclusively in connection with the management of the fund.

   From time to time, orders for clients may be placed through a computerized transaction network.

   The fund does not allocate business to any broker-dealer on the basis of its sales of the fund's shares. However, this does not mean that broker-dealers who purchase fund shares for their clients will not receive business from the fund.

   Some of T. Rowe Price's other clients have investment objectives and programs similar to those of the fund. T. Rowe Price may occasionally make recommendations to other clients which result in their purchasing or selling securities simultaneously with the fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is T. Rowe Price's policy not to favor one client over another in making recommendations or in placing orders. T. Rowe Price frequently follows the practice of grouping orders of various clients for execution which generally results in lower commission rates being attained. In certain cases, where the aggregate order is executed in a series of transactions at various prices on a given day, each participating client's proportionate share of such order reflects the average price paid or received with respect to the total order. T. Rowe Price has established a general investment policy that it will ordinarily not make additional purchases of a common stock of a company for its clients (including the T. Rowe Price funds) if, as a result of such purchases, 10% or more of the outstanding common stock of such company would be held by its clients in the aggregate.

   At the present time, T. Rowe Price does not recapture commissions or underwriting discounts or selling group concessions in connection with taxable securities acquired in underwritten offerings. T. Rowe Price does, however, attempt to negotiate elimination of all or a portion of the selling-group concession or underwriting discount when purchasing tax-exempt municipal securities on behalf of its clients in underwritten offerings.


                            Trade Allocation Policies

   T. Rowe Price has developed written trade allocation guidelines for its Equity, Municipal, and Taxable Fixed Income Trading Desks. Generally, when the amount of securities available in a public offering or the secondary market is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro-rata allocation based upon the amounts initially requested by each portfolio manager. In allocating trades made on combined basis, the Trading Desks seek to achieve the same net unit price of the securities for each participating client. Because a pro-rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted, pro-rata basis. Examples of where adjustments may be made include: (i) reallocations to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement; (ii) reallocations to eliminate deminimis positions; (iii) priority for accounts with specialized investment policies and objectives; and (iv) reallocations in light of a participating portfolio's characteristics (e.g., industry or issuer concentration, duration, and credit exposure).

                  Transactions With Related Brokers and Dealers

   As provided in the Investment Management Agreement between the fund and T. Rowe Price, T. Rowe Price is responsible not only for making decisions with respect to the purchase and sale of the fund's portfolio securities, but also for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business. It is expected that, from time to time, T. Rowe Price may place orders for the fund's portfolio transactions with broker-dealer affiliates of Robert Fleming Holdings Limited ("RF"), an affiliate of Price-Fleming. RF, through Copthall Overseas Limited, a wholly owned subsidiary, owns 25% of the common stock of Price-Fleming. Fifty percent of the common stock of Price-Fleming is owned by TRP Finance, Inc., a wholly owned subsidiary of T. Rowe Price, and the remaining 25% is owned by Jardine Fleming International Holdings Limited, a wholly owned subsidiary of Jardine Fleming Group Limited ("JF"). JF is owned by RF.

   The Board of Directors/Trustees of the fund has authorized T. Rowe Price to utilize certain affiliates of RF and JF in the capacity of broker in connection with the execution of the fund's portfolio transactions. Other affiliates of RF and JF also may be used. Although it does not believe that the fund's use of these brokers would be subject to Section 17(e) of the 1940 Act, the Board of Directors/Trustees of the fund has agreed that the procedures set forth in Rule 17e-1 under that Act will be followed when using such brokers.


                                      Other

   For the years 1999, 1998, and 1997, the total brokerage commissions paid by each fund, including the discounts received by securities dealers in connection with underwritings, and the percentage of these commissions paid to firms which provided research, statistical, or other services to T. Rowe Price in connection with the management of each fund, or, in some cases, to each fund, was as shown below.

                               1999                1998                1997
         Fund           Commissions    %    Commissions    %    Commissions     %
         ----           -----------    -    -----------    -    -----------     -
Balanced                $   720,000  10.6%  $1,050,595    4.6%  $ 1,276,793    9.7%
Blue Chip Growth          7,088,000  45.8    5,418,392   43.0     2,567,926   54.2
Capital Appreciation      1,142,000  38.4    1,630,383   45.7     1,734,274   35.4
Capital Opportunity         298,000  28.9      355,413   32.6       506,307   43.4
Diversified Small-Cap
Growth                       75,000   1.5       94,322    0.5       107,676      0
Dividend Growth           1,420,000  57.5    1,936,978   59.4     1,620,702   42.3
Equity Income             9,653,000  45.3    6,883,655   35.2     8,137,149   59.3
Equity Index 500            378,000     0      258,633    0.5       150,827    0.0
Extended Equity Market
Index                        27,000   0.4       27,382    0.2           (a)    (a)
Financial Services          507,000  20.1      756,976    2.0       839,766    3.2
Growth & Income           2,428,000  35.8    2,272,536   28.4     2,971,378   29.1
Growth Stock              8,923,000  42.5    8,459,575   42.0     5,523,460   53.9
Health Sciences             593,000  33.1      333,803   54.8     1,040,908   31.2
Media &
Telecommunications        2,041,000  12.9      740,649    9.1       357,871   26.8
Mid-Cap Equity Growth       654,000  34.7      255,381   29.4       140,756   21.9
Mid-Cap Growth           12,136,000  35.1    5,757,447   34.8     4,686,813   32.3
Mid-Cap Value               303,000  37.1      391,302   46.7       364,072   36.4
New America Growth        4,556,000  17.1    4,150,396   14.2     3,220,413   26.6
New Era                   2,122,000  52.3    1,871,968   57.9     3,029,701   43.0
New Horizons             12,816,000   4.2    8,448,650    5.0    10,028,310   10.3
Real Estate                  59,000  37.4      162,606   13.8        35,421    0.8
Science & Technology      9,172,000  33.9    4,348,665   31.3     4,421,394   33.3
------------------------------------------------------------------------------------
Small-Cap Stock           2,851,000  26.6    1,829,514   20.7     1,742,106    8.3
Small-Cap Value             998,000  46.1    1,488,300   32.1     2,503,146   19.1
Total Equity Market
Index                        45,000     0       28,271    0.2           (a)    (a)
Value                     1,847,000  52.0    1,876,931   75.7     1,200,103   66.0
------------------------------------------------------------------------------------

 (a) Prior to commencement of operations.

   On December 31, 1999, the Balanced Fund held common stock of Goldman Sachs with a value of $2,355,000 and common stock of Morgan Stanley with a value of $9,964,000. The fund also held a bonds of Morgan Stanley, Lehman Brothers and Paine Webber, with values of $3,853,000, $5,278,000, and $3,650,000, respectively. In 1998, J.P. Morgan, Lehman Brothers, and GMAC were among the fund's regular brokers or dealers as defined in Rule 10b-1 under the 1940 Act. In 1997, J.P. Morgan, Lehman Brothers Holding, and GMAC were among the fund's regular brokers or dealers as defined in Rule 10b-1 under the 1940 Act.

   On December 31, 1999, the Blue Chip Growth Fund held common stock of Goldman Sachs, Bank America, and Morgan Stanley, with values of $11,425,000, $23,588,000, and $57,957,000, respectively. In 1998 and 1997, Chase Manhattan and Morgan Stanley were among the fund's regular brokers or dealers as defined in Rule 10b-1 under the 1940 Act.

   On December 31, 1999, the Equity Income Fund held common stock of J.P. Morgan, with a value of $126,625,000. In 1998 and 1997, Bankers Trust, Chase Manhattan, J.P. Morgan, and Morgan Stanley (MTN) were among the fund's regular brokers or dealers as defined in Rule 10b-1 under the 1940 Act.

   On December 31, 1999, the Equity Index 500 Fund held common stock of Lehman Brothers, with a value of $4,130,000. In 1998 and 1997, Bankers Trust; Citicorp; Chase Manhattan, J.P. Morgan; and Merrill Lynch were among the fund's regular brokers or dealers as defined in Rule 10b-1 under the 1940 Act.

   On December 31, 1999, the Financial Services Fund held common stock of Goldman Sachs, with a value of $2,261,000. In 1998 and 1997, Chase Manhattan; First Chicago NBD, Morgan Stanley; and Nations Bank Montgomery were among the fund's regular brokers or dealers as defined in Rule 10b-1 under the 1940 Act.

   On December 31, 1998, the Growth and Income Fund held common stock of Bear Stearns, with a value of $22,156,000. In 1998 and 1997, Chase Manhattan; and Citicorp were among the fund's regular brokers or dealers as defined in Rule 10b-1 under the 1940 Act.

   On December 31, 1998, the Growth Stock Fund held common stock of Mellon Bank valued at $19,703,000. In 1997, Mellon Bank was among the fund's regular brokers or dealers as defined in Rule 10b-1 under the 1940 Act.

   On December 31, 1998, the Growth & Income and Small-Cap Value Funds held Morgan Stanley Group MTN, both valued at $10,010,000, respectively. In 1997, The Morgan Stanley Group was among the funds' regular brokers or dealers as defined in Rule 10b-1 under the 1940 Act.

   On December 31, 1999, the Total Market Index Fund held common stock in the following companies: Goldman Sachs - $151,000, Lehman Brothers - $119,000, and Donaldson, Lufkin and Jenrette - $73,000.

   On December 31, 1999, the Extended Equity Market Index Fund held common stock of Donaldson, Lufkin & Jenrette, valued at $68,000.

   On December 31, 1999, the Personal Strategy Balanced Portfolio held common stock in the following companies: Goldman Sachs - $19,000 and Morgan Stanley
   - $114,000. The fund also held a bond of Paine Webber, with a value of $730,000.

   On December 31,1999, the Equity Income Portfolio held common stock of Goldman Sachs and Morgan stanley, with values of $565,000 and $47,000, respectively.

   On December 31, 1999, the Value Fund held common stock of Bank of America, with a value of $7,528,000.

   On December 31, 1999, the Capital Opportunity Fund held common stock of Bank of America and Morgan Stanley, with values of $703,000 and $879,000, respectively.

   On December 31, 1999, the Diversified Small-Cap Growth Fund held common stock of Investment Technology, with a value of $144,000.

   The portfolio turnover rate for each fund for the years ended 1999, 1998, and 1997, was as follows:

            Fund                  1999           1998            1997
            ----                  ----           ----            ----
Balanced                          20.7%          12.5%           15.5%
Blue Chip Growth                  41.3           34.5            23.7
Capital Appreciation              28.3           52.6            48.3
Capital Opportunity              133.1           73.8            85.0
Diversified Small-Cap Growth      49.4           39.8            13.4
Dividend Growth                   37.8           37.3            39.1
Equity Income                     21.8           22.6            23.9
Equity Index 500                   5.2            4.7             0.7
Extended Equity Market Index      23.4           26.3             (a)
Financial Services                37.1           46.8            46.0
Growth & Income                   20.3           20.5            15.7
Growth Stock                      55.8           54.8            40.9
Health Sciences                   81.9           85.7           104.4
Media & Telecommunications        57.6           48.9            38.6
Mid-Cap Equity Growth             55.4           52.8            41.0
Mid-Cap Growth                    53.3           46.7            42.6
Mid-Cap Value                     26.8           32.0            16.0
New America Growth                39.7           45.6            43.2
New Era                           32.5           23.1            27.5
New Horizons                      44.7           41.2            45.2
Real Estate                       26.9           56.8             8.4
Science & Technology             128.0          108.9           133.9
Small-Cap Stock                   42.3           25.9            22.9
Small-Cap Value                    7.3           17.3            14.6
Total Equity Market Index          3.2            1.9             (a)
Value                             67.8           72.1            67.2
---------------------------------------------------------------------------


    (a) Prior to commencement of operations.

   All Funds


 PRICING OF SECURITIES
 -------------------------------------------------------------------------------
   Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors/Trustees, or by persons delegated by the Board, best to reflect fair value.

   Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at their amortized cost in local currency which, when combined with accrued interest, approximates fair value.

   Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. In the absence of a last sale price, purchased and written options are valued at the mean of the latest bid and asked prices, respectively.

   For the purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

   Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors/Trustees.

   All Funds


 NET ASSET VALUE PER SHARE
 -------------------------------------------------------------------------------
   The purchase and redemption price of the fund's shares is equal to the fund's net asset value per share or share price. The fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the fund is normally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Holiday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

   Determination of net asset value (and the offering, sale redemption and repurchase of shares) for the fund may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, (b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund fairly to determine the value of its net assets, or (d) during which a governmental body having jurisdiction over the fund may by order permit such a suspension for the protection of the fund's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist.



 DIVIDENDS AND DISTRIBUTIONS
 -------------------------------------------------------------------------------
   Unless you elect otherwise, the fund's capital gain distributions, final quarterly dividend (Balanced, Dividend Growth, Equity Income, Equity Index 500, Growth & Income, Mid-Cap Value, and Real Estate Funds) and annual dividend (other funds), if any, will be reinvested on the reinvestment date using the NAV per share of that date. The reinvestment date normally precedes the payment date by one day, although the exact timing is subject to change and can be as great as 10 days.

 TAX STATUS
 -------------------------------------------------------------------------------
   The fund intends to qualify as a "regulated investment company" under Subchapter M of the Code.

   A portion of the dividends paid by certain funds may be eligible for the dividends-received deduction applicable to corporate shareholders. For tax purposes, it does not make any difference whether dividends and capital gain distributions are paid in cash or in additional shares. Each fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) in order to avoid a federal excise tax and distribute within 12 months 100% of ordinary income and capital gains as of December 31 to avoid a federal income tax.

   At the time of your purchase, the fund's net asset value may reflect undistributed capital gains or net unrealized appreciation of securities held by the fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable as a capital gain distribution. For federal income tax purposes, the fund is permitted to carry forward its net realized capital losses, if any, for eight years and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.

   If, in any taxable year, the fund should not qualify as a regulated investment company under the code: (i) the fund would be taxed at normal corporate rates on the entire amount of its taxable income, if any, without deduction for dividends or other distributions to shareholders; and (ii) the fund's distributions to the extent made out of the fund's current or accumulated earnings and profits would be taxable to shareholders as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends).


                        Taxation of Foreign Shareholders

   The Code provides that dividends from net income will be subject to U.S. tax. For shareholders who are not engaged in a business in the U.S., this tax would be imposed at the rate of 30% upon the gross amount of the dividends in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Distributions of net long-term capital gains realized by the fund are not subject to tax unless the foreign shareholder is a nonresident alien individual who was physically present in the U.S. during the tax year for more than 182 days.

   All Funds except Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds

   To the extent the fund invests in foreign securities, the following would apply:


                      Passive Foreign Investment Companies

   The fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the trust's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the fund held its investment. In addition, the fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

   To avoid such tax and interest, the fund intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The fund will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.


                        Foreign Currency Gains and Losses

   Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the ordinary income dividend paid by the fund will be increased. If the result is a loss, the income dividend paid by the fund will be decreased, or to the extent such dividend has already been paid, it may be classified as a return of capital. Adjustments to reflect these gains and losses will be made at the end of the fund's taxable year.

   All Funds


 INVESTMENT PERFORMANCE
 -------------------------------------------------------------------------------

                            Total Return Performance

   The fund's calculation of total return performance includes the reinvestment of all capital gain distributions and income dividends for the period or periods indicated, without regard to tax consequences to a shareholder in the fund. Total return is calculated as the percentage change between the beginning value of a static account in the fund and the ending value of that account measured by the then current net asset value, including all shares acquired through reinvestment of income and capital gain dividends. The results shown are historical and should not be considered indicative of the future performance of the fund. Each average annual compound rate of return is derived from the cumulative performance of the fund over the time period specified. The annual compound rate of return for the fund over any other period of time will vary from the average.

                  Cumulative Performance Percentage Change
                          1 Yr.     5 Yrs.    10 Yrs.    % Since     Inception
                          -----     ------    -------    -------     ---------
                          Ended     Ended      Ended    Inception      Date
                          -----     -----      -----    ---------      ----
                         12/31/99  12/31/99  12/31/99    12/31/99
                         --------  --------  --------    --------
S & P 500                 21.04%   251.12%     432.78%      --       --
Dow Jones Industrial
Average                   27.25    231.38      440.25       --       --
CPI                        2.93     12.69       33.78       --       --

Balanced Fund             10.26    117.66      240.36   43,539.29%   12/31/39
Blue Chip Growth Fund     20.00    247.43       --         300.39    06/30/93
Capital Appreciation
Fund                       7.07     88.43      197.04      401.54    06/30/86
Capital Opportunity
Fund                      11.50    153.49       --         164.39    11/30/94
Diversified Small-Cap
Growth Fund               27.69     --          --          41.67    06/30/97
Dividend Growth Fund      -2.82    141.45       --         194.54    12/30/92
Equity Income Fund         3.82    134.55      275.25      686.44    10/31/85
Equity Index 500 Fund     20.64    246.02       --         431.35    03/30/90
Extended Equity Market
Index Fund                33.72     --          --          50.16    01/30/98
Financial Services Fund    1.70     --          --          81.96    09/30/96
Growth & Income Fund       3.78    131.90      252.56      808.57    12/21/82
Growth Stock Fund         22.15    213.96      396.79   33,386.42    04/05/50
Health Sciences Fund       7.97     --          --          99.99    12/29/95
Media &
Telecommunications
Fund(a)                   93.09    387.28       --         370.41    10/13/93
Mid-Cap Equity Growth
Fund                      25.10     --          --         108.83    07/31/96
Mid-Cap Growth Fund       23.78    214.43       --         395.76    06/30/92
Mid-Cap Value Fund         3.52     --          --          55.16    06/28/96
New America Growth Fund   12.76    178.79      373.36      853.11    09/30/85
New Era Fund              21.22     81.89      135.77    2,081.78    01/20/69
New Horizons Fund         32.52    181.18      423.74   10,299.39    06/03/60
Real Estate Fund          -1.23     --          --          -9.33    10/31/97
Science & Technology
Fund                     100.99    417.01    1,295.89    1,692.80    09/30/87
Small-Cap Stock Fund      14.66    131.04      243.75   33,308.39    06/01/56
Small-Cap Value Fund       1.19     82.51      219.36      262.71    06/30/88
Total Equity Market
Index Fund                23.25     --          --          51.84    01/30/98
Value Fund                 9.16    170.92       --         179.33    09/30/94
-------------------------------------------------------------------------------

 (a) Figures based on performance as a closed-end investment company traded on the New York Stock Exchange.

                   Average Annual Compound Rates of Return
                            1 Yr.     5 Yrs.   10 Yrs.    % Since    Inception
                            -----     ------   -------    -------    ---------
                            Ended     Ended     Ended    Inception     Date
                            -----     -----     -----    ---------     ----
                           12/31/99  12/31/99  12/31/99  12/31/99
                           --------  --------  --------  --------
S & P 500                   21.04%    28.56%    18.21%    --         --
Dow Jones Industrial
Average                     27.25     27.08     18.37     --         --
CPI                          2.93      2.42      2.95     --         --

Balanced Fund               10.26     16.83     13.03     10.66%     12/31/39
Blue Chip Growth Fund       20.00     28.28     --        23.78      06/30/93
Capital Appreciation Fund    7.07     13.51     11.50     12.68      06/30/86
Capital Opportunity Fund    11.50     20.45     --        21.07      11/30/94
Diversified Small-Cap
Growth Fund                 27.69     --        --        14.93      06/30/97
Dividend Growth Fund        -2.82     19.28     --        16.68      12/30/92
Equity Income Fund           3.82     18.59     14.14     15.67      10/31/85
Equity Index 500 Fund       20.64     28.18     --        18.67      03/30/90
Extended Equity Market
Index Fund                  33.72     --        --        23.61      01/30/98
Financial Services Fund      1.70     --        --        20.21      09/30/96
Growth & Income Fund         3.78     18.32     13.43     13.84      12/21/82
Growth Stock Fund           22.15     25.71     17.39     12.40      04/05/50
Health Sciences Fund         7.97     --        --        18.89      12/29/95
Media &
Telecommunications
Fund(a)                     93.09     37.26     --        28.29      10/13/93
Mid-Cap Equity Growth
Fund                        25.10     --        --        24.04      07/31/96
Mid-Cap Growth Fund         23.78     25.75     --        23.79      06/30/92
Mid-Cap Value Fund           3.52     --        --        13.33      06/28/96
New America Growth Fund     12.76     22.76     16.82     17.14      09/30/85
New Era Fund                21.22     12.71      8.96     10.47      01/20/69
New Horizons Fund           32.52     22.97     18.01     12.45      06/03/60
Real Estate Fund            -1.23     --        --        -4.42      10/31/97
Science & Technology Fund  100.99     38.90     30.16     26.57      09/30/87
Small-Cap Stock Fund        14.66     18.23     13.14     14.26      06/01/56
Small-Cap Value Fund         1.19     12.79     12.31     11.85      06/30/88
Total Equity Market Index
Fund                        23.25     --        --        24.33      01/30/98
Value Fund                   9.16     22.06     --        21.61      09/30/94
-------------------------------------------------------------------------------

 (a) Figures based on performance as a closed-end investment company traded on the New York Stock Exchange.


                         Outside Sources of Information

   From time to time, in reports and promotional literature: (1) the fund's total return performance, ranking, or any other measure of the fund's performance may be compared to any one or combination of the following: (a) a broad-based index; (b) other groups of mutual funds, including T. Rowe Price funds, tracked by independent research firms ranking entities, or financial publications; (c) indices of securities comparable to those in which the fund invests; (2) the Consumer Price Index (or any other measure for inflation, government statistics, such as GNP may be used to illustrate investment attributes of the fund or the general economic, business, investment, or financial environment in which the fund operates; (3) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the fund's performance; (4) the effect of tax-deferred compounding on the fund's investment returns, or on returns in general in both qualified and nonqualified retirement plans or any other tax advantage product, may be illustrated by graphs, charts, etc.; and
   (5) the sectors or industries in which the fund invests may be compared to relevant indices or surveys in order to evaluate the fund's historical performance or current or potential value with respect to the particular industry or sector.


                               Other Publications

   From time to time, in newsletters and other publications issued by Investment Services, T. Rowe Price mutual fund portfolio managers may discuss economic, financial and political developments in the U.S. and abroad and how these conditions have affected or may affect securities prices or the fund; individual securities within the fund's portfolio; and their philosophy regarding the selection of individual stocks, including why specific stocks have been added, removed or excluded from the fund's portfolio.


                           Other Features and Benefits

   The fund is a member of the T. Rowe Price family of funds and may help investors achieve various long-term investment goals, which include, but are not limited to, investing money for retirement, saving for a down payment on a home, or paying college costs. To explain how the fund could be used to assist investors in planning for these goals and to illustrate basic principles of investing, various worksheets and guides prepared by T. Rowe Price and/or Investment Services may be made available.


                       No-Load Versus Load and 12b-1 Funds

   Many mutual funds charge sales fees to investors or use fund assets to finance distribution activities. These fees are in addition to the normal advisory fees and expenses charged by all mutual funds. There are several types of fees charged which vary in magnitude and which may often be used in combination. A sales charge (or "load") can be charged at the time the fund is purchased (front-end load) or at the time of redemption (back-end load). Front-end loads are charged on the total amount invested. Back-end loads or "redemption fees" are charged either on the amount originally invested or on the amount redeemed. 12b-1 plans allow for the payment of marketing and sales expenses from fund assets. These expenses are usually computed daily as a fixed percentage of assets.


   The T. Rowe Price funds, including the Advisor Classes, are considered to be "no-load" funds. They impose no front-end or back-end sales loads. However, the Advisor Classes do charge 12b-1 fees. Under applicable National Association of Securities Dealers Regulation, Inc. ("NASDR") regulations, mutual funds that have no front-end or deferred sales charges and whose total asset-based charges for sales-related expenses and/or service fees (as defined by NASDR) do not exceed 0.25% of average net assets per year may be referred to as no-load funds.


                               Redemptions in Kind

   In the unlikely event a shareholder were to receive an in kind redemption of portfolio securities of the fund, brokerage fees could be incurred by the shareholder in a subsequent sale of such securities.


                     Issuance of Fund Shares for Securities

   Transactions involving issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objective and policies of the fund; (b) are acquired for investment and not for resale except in accordance with applicable law; (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market; and (d) are not illiquid.

   Balanced Fund

   On August 31, 1992, the T. Rowe Price Balanced Fund acquired substantially all of the assets of the Axe-Houghton Fund B, a series of Axe-Houghton Funds, Inc. As a result of this acquisition, the SEC requires that the historical performance information of the Balanced Fund be based on the performance of Fund B. Therefore, all performance information of the Balanced Fund prior to September 1, 1992, reflects the performance of Fund B and investment managers other than T. Rowe Price. Performance information after August 31, 1992, reflects the combined assets of the Balanced Fund and Fund B.

   Media & Telecommunications Fund

   On July 28, 1997, the fund converted its status from a closed-end fund to an open-end mutual fund. Prior to the conversion the fund was known as New Age Media Fund, Inc.

   Small-Cap Stock Fund

   Effective May 1, 1997, the fund's name was changed from the T. Rowe Price OTC Fund to the T. Rowe Price Small-Cap Stock Fund.

   Equity Index 500 Fund

   Effective January 30, 1998, the fund's name was changed from T. Rowe Price Equity Index Fund to the T. Rowe Price Equity Index 500 Fund.

   All Funds except Capital Appreciation, Equity Income and New America Growth Funds


 CAPITAL STOCK
 -------------------------------------------------------------------------------
   The fund's Charter authorizes the Board of Directors/Trustees to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series, each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions, as shall be determined by the Board subject to the Investment Company Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Board of Directors/Trustees may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the fund has authorized to issue without shareholder approval.

   Except to the extent that the fund's Board of Directors/Trustees might provide by resolution that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The Charter contains no provision entitling the holders of the present class of capital stock to a vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares, including the present class of capital stock, might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

   Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors/trustees (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors/trustees unless and until such time as less than a majority of the directors/trustees holding office have been elected by shareholders, at which time the directors/trustees then in office will call a shareholders' meeting for the election of directors/trustees. Except as set forth above, the directors/trustees shall continue to hold office and may appoint successor directors/trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors/trustees can, if they choose to do so, elect all the directors/trustees of the fund, in which event the holders of the remaining shares will be unable to elect any person as a director/trustee. As set forth in the By-Laws of the fund, a special meeting of shareholders of the fund shall be called by the Secretary of the fund on the written request of shareholders entitled to cast at least 10% of all the votes of the fund entitled to be cast at such meeting. Shareholders requesting such a meeting must pay to the fund the reasonably estimated costs of preparing and mailing the notice of the meeting. The fund, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the fund to the extent required by Section 16(c) of the 1940 Act.

   Capital Appreciation, Equity Income, and New America Growth Funds


 ORGANIZATION OF THE FUNDS
 -------------------------------------------------------------------------------
   For tax and business reasons, the funds were organized as Massachusetts Business Trusts, and are registered with the SEC under the 1940 Act as diversified, open-end investment companies, commonly known as "mutual fund."

   The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of a single class. The Declaration of Trust also provides that the Board of Trustees may issue additional series or classes of shares. Each share represents an equal proportionate beneficial interest in the fund. In the event of the liquidation of the fund, each share is entitled to a pro-rata share of the net assets of the fund.

   Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of trustees (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Pursuant to
   Section 16(c) of the 1940 Act, holders of record of not less than two-thirds of the outstanding shares of the fund may remove a trustee by a vote cast in person or by proxy at a meeting called for that purpose. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of trustees can, if they choose to do so, elect all the trustees of the Trust, in which event the holders of the remaining shares will be unable to elect any person as a trustee. No amendments may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust.

   Shares have no preemptive or conversion rights; the right of redemption and the privilege of exchange are described in the prospectus. Shares are fully paid and nonassessable, except as set forth below. The Trust may be terminated (i) upon the sale of its assets to another diversified, open-end management investment company, if approved by the vote of the holders of two-thirds of the outstanding shares of the Trust, or (ii) upon liquidation and distribution of the assets of the Trust, if approved by the vote of the holders of a majority of the outstanding shares of the Trust. If not so terminated, the Trust will continue indefinitely.

   Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the fund or a Trustee. The Declaration of Trust provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which T. Rowe Price believes is remote. Upon payment of any liability incurred by the fund, the shareholders of the fund paying such liability will be entitled to reimbursement from the general assets of the fund. The Trustees intend to conduct the operations of the fund is such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of such fund.

   All Funds


 FEDERAL REGISTRATION OF SHARES
 -------------------------------------------------------------------------------
   The fund's shares are registered for sale under the 1933 Act. Registration of the fund's shares is not required under any state law, but the fund is required to make certain filings with and pay fees to the states in order to sell its shares in the states.



 LEGAL COUNSEL
 -------------------------------------------------------------------------------
   Swidler Berlin Shereff Friedman, LLP, whose address is The Chrysler Building, 405 Lexington Avenue, New York, New York 10174, is legal counsel to the fund.



 INDEPENDENT ACCOUNTANTS
 -------------------------------------------------------------------------------
   PricewaterhouseCoopers LLP, 250 West Pratt Street, 21st Floor, Baltimore, Maryland 21201, are the independent accountants to the funds.

   The financial statements of the funds for the year ended December 31, 1999, and the report of independent accountants are included in each fund's Annual Report for the year ended December 31, 1999. A copy of each Annual Report accompanies this Statement of Additional Information. The following financial statements and the report of independent accountants appearing in each Annual Report for the year ended December 31, 1999, are incorporated into this Statement of Additional Information by reference:

                          ANNUAL REPORT REFERENCES:
                                CAPITAL       EQUITY     NEW AMERICA  NEW ERA
                                APPRECIATION  INDEX 500  GROWTH       -------
                                ------------  ---------  ------
Financial Highlights                 12           2          11          9
Statement of Net Assets,
December 31, 1999                  13-19        3-21        12-16      10-14
Statement of Operations, year
ended
December 31, 1999                    20          22          17         15
Statement of Changes in Net
Assets, years ended
December 31, 1999 and December
31, 1998                             21          23          18         16
Notes to Financial Statements,
December 31, 1999                  22-25        24-27       19-21      17-19
Report of Independent
Accountants                          26          28          22         20



                                    DIVIDEND  GROWTH  FINANCIAL   CAPITAL
                                    GROWTH    STOCK   SERVICES    OPPORTUNITY
                                    ------    -----   --------    -----------
Financial Highlights                   10       10        11           9
Statement of Net Assets, December
31, 1999                             11-17    11-17     12-14        10-22
Statement of Operations, year
ended
December 31, 1999                      18       18        15          23
Statement of Changes in Net
Assets, years ended
December 31, 1999 and December 31,
1998                                   19       19        16          24
Notes to Financial Statements,
December 31, 1999                    20-22    20-23     17-19        25-28
Report of Independent Accountants      23       24        20          29



                                   VALUE    MID-CAP   REAL    MID-CAP EQUITY
                                   -----    VALUE     ESTATE  GROWTH
                                            -----     ------  ------
Financial Highlights                  8        10       8            6
Statement of Net Assets, December
31, 1999                            9-15     11-17     9-11         7-9
Statement of Operations, year
ended
December 31, 1999                    16        18       12          10
Statement of Changes in Net
Assets, years ended
December 31, 1999 and December
31, 1998                             17        19       13          11
Notes to Financial Statements,
December 31, 1999                   18-20    20-22    14-16        12-13
Report of Independent Accountants    21        23       17          14



                                DIVERSIFIED   BLUE CHIP   GROWTH &   HEALTH
                                SMALL-CAP     GROWTH      INCOME     SCIENCES
                                GROWTH        ------      ------     --------
                                ------
Financial Highlights                 8            13          8         10
Statement of Net Assets,
December 31, 1999                   9-20        14-20       9-15      11-13
Statement of Operations, year
ended
December 31, 1999                    21           21         16         14
Statement of Changes in Net
Assets, years ended
December 31, 1999 and December
31, 1998                             22           22         17         15
Notes to Financial Statements,
December 31, 1999                  23-26        23-25       18-21     16-18
Report of Independent
Accountants                          27           26         22         19

                                       BALANCED  NEW       EQUITY    MID-CAP
                                       --------  HORIZONS  INCOME    GROWTH
                                                 --------  ------    ------
Financial Highlights                      9         11        9         11
Portfolio of Investments, December
31, 1999                                10-37     12-22     10-16     12-17
Statement of Assets and Liabilities,
December 31, 1999                         38        23        17        18
Statement of Operations, year ended
December 31, 1999                         39        24        18        19
Statement of Changes in Net Assets,
years ended
December 31, 1999 and December 31,
1998                                      40        25        19        20
Notes to Financial Statements,
December 31, 1999                       41-44     26-28     20-23     21-23
Report of Independent Accountants         45        29        24        24



                                             SMALL-CAP  MEDIA &           SCIENCE &
                                             STOCK      TELECOMMUNICATIONSTECHNOLOGY
                                             -----               -------------------
Financial Highlights                            10             8              11
Portfolio of Investments, December 31, 1999    11-21          9-11          12-14
Statement of Assets and Liabilities,
December 31, 1999                               22             12             15
Statement of Operations, year ended
December 31, 1999                               23             13             16
Statement of Changes in Net Assets, years
ended
December 31, 1999 and December 31, 1998         24             14             17
Notes to Financial Statements, December 31,
1999                                           25-27         15-17          18-20
Report of Independent Accountants               28             18             21



                                                        SMALL-CAP
                                                        VALUE
                                                        -----
Financial Highlights                                        8
Portfolio of Investments, December 31, 1999                9-18
Statement of Assets and Liabilities, December 31, 1999      19
Statement of Operations, year ended December 31, 1999       20
Statement of Changes in Net Assets, years ended
December 31, 1999 and December 31, 1998                     21
Notes to Financial Statements, December 31, 1999          22-24
Report of Independent Accountants                           25

                                                       EXTENDED EQUITY
                                                       MARKET INDEX
                                                       ------------
Financial Highlights                                          2
Statement of Net Assets, year ended December 31, 1999        3-58
Statement of Operations, year ended December 31, 1999         59
Statement of Changes in Net Assets, years ended
December 31, 1999 and January 30, 1998 (commencement
of operations) to December 31, 1998                           60
Notes to Financial Statements, December 31, 1999            61-63
Report of Independent Accountants                             64



                                                   TOTAL EQUITY
                                                   MARKET INDEX
                                                   ------------
Financial Highlights                                     2
Statement of Net Assets, December 31, 1999              3-48
Statement of Operations, December 31, 1999               49
Statement of Changes in Net Assets, years ended
December 31, 1999 and January 30, 1998
(commencement of operations) to December 31, 1998        50
Notes to Financial Statements, December 31, 1999       51-53
Report of Independent Accountants                        54





 RATINGS OF CORPORATE DEBT SECURITIES
 -------------------------------------------------------------------------------

                         Moody's Investors Service, Inc.

   Aaa-Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."

   Aa-Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally know as high-grade bonds.

   A-Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations.

   Baa-Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba-Bonds rated Ba are judged to have speculative elements: their futures cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

   B-Bonds rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa-Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   Ca-Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

   C-Bonds rated C represent the lowest-rated, and have extremely poor prospects of attaining investment standing.


                          Standard & Poor's Corporation

   AAA-This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

   AA-Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

   A-Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

   BBB-Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

   BB, B, CCC, CC, C-Bonds rated BB, B, CCC, and CC are regarded on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

   D-In default.


                                Fitch IBCA, Inc.

   AAA-High grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of a "AAA" bond is the showing of earnings several times or many times interest requirements for such stability of applicable interest that safety is beyond reasonable question whenever changes occur in conditions. Other features may enter, such as wide margin of protection through collateral, security or direct lien on specific property. Sinking funds or voluntary reduction of debt by call or purchase or often factors, while guarantee or assumption by parties other than the original debtor may influence their rating.

   AA-Of safety virtually beyond question and readily salable. Their merits are not greatly unlike those of "AAA" class but a bond so rated may be junior though of strong lien, or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured, but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

   A-Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

   BBB-Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions ad circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


   BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer's capacity to repay interest and repay principal in accordance with the terms of the obligation for bond issues not in default. BB indicates the lowest degree of speculation and C the highest degree of speculation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, and the current and prospective financial condition and operating performance of the issuer.






PAGE 4
                                     PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS

(1) Articles of Incorporation of Registrant, dated July 25, 1994 (electronically filed with initial Registration Statement dated August 5, 1994)

(1)(b)   Articles Supplementary, dated March 14, 2000

(2) By-Laws of Registrant (electronically filed with initial Registration Statement dated August 5, 1994)

(3) See Article SIXTH, Capital Stock, subparagraphs (b)-(g) of the Articles of Incorporation and Article II, Shareholders, in its entirety, and
         Article VIII, Capital Stock, in its entirety, of the Bylaws electronically filed with initial Registration Statement dated August 5, 1994.

(4) Investment Management Agreement between Registrant, and T. Rowe Price Associates, Inc. dated September 21, 1994 (electronically filed with Pre-Effective Amendment No. 1 dated September 28, 1994.)

(5) Underwriting Agreement between Registrant, and T. Rowe Price Investment Services, Inc. dated March 31, 2000.

(6)      Inapplicable

(7)      Custody Agreements

(7)(a) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, and February 9, 2000

(7)(b) Global Custody Agreement between The Chase Manhattan Bank, N.A., and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995,
         July 31, 1996, July 23, 1997, September 3, 1997, October 29, 1997,
         December 15, 1998, October 6, 1999, and February 9, 2000

(8)      Other Agreements

(8)(a) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2000, as amended February 9, 2000



PAGE 5

(8)(b) Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2000, as amended February 9, 2000

(8)(c) Agreement between T. Rowe Price Retirement Plan Services, Inc. and the Taxable Funds, dated January 1, 2000, as amended February 9, 2000

(9)      Opinions of Counsel

(10)     Consent of Independent Accountants

(11)     Inapplicable

(12)     Inapplicable

(13)     Rule 12b-1 Plan dated February 9, 2000

(14)     Rule 18f-3 Plan dated February 9, 2000

(15)     Code of Ethics

(16) Form of Selling Agreement to be used by T. Rowe Price Investment Services, Inc.

(17)     Financial Data Schedules

(15)     Inapplicable

(18)     Other Exhibits

         (a) Power of Attorney

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None

ITEM 25. INDEMNIFICATION

         The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by the Evanston Insurance Company and ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. ("Manager"), and its subsidiaries and affiliates as listed in
Item 26 of this Registration Statement (with the exception of the T. Rowe Price Associates Foundation, Inc.), and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and



PAGE 6
affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

GENERAL. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; PROVIDED, HOWEVER, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Article X, Section 10.01 of the Registrant's By-Laws provides as follows:

         SECTION 10.01. INDEMNIFICATION AND PAYMENT OF EXPENSES IN ADVANCE. The Corporation shall indemnify any individual ("Indemnitee") who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, who, by reason of his position was, is, or is threatened to be made, a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a "Proceeding") against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys' fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under applicable Maryland law, as from time to time amended. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under applicable Maryland Law, as from time to time amended. Subject to any applicable limitations and requirements set forth in the Corporation's Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in applicable Maryland law, as from time to time amended.

         Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct").



PAGE 7

         Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

         (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or

         (ii) an independent legal counsel in a written opinion.

         Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a)      the Indemnitee provides a security for his undertaking; or

(b) the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c) there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

         (i) a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or

         (ii) an independent legal counsel in a written opinion.

         Section 10.02 of the Registrant's By-Laws provides as follows:




PAGE 8
         SECTION 10.02. INSURANCE OF OFFICERS, DIRECTORS, EMPLOYEES, AND AGENTS. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER

         Rowe Price-Fleming International, Inc. ("PRICE-FLEMING"), a Maryland corporation, is a corporate joint venture 50% owned by TRP Finance, Inc., a wholly owned subsidiary of the Manager. Price-Fleming was incorporated in Maryland in 1979 to provide investment counsel service with respect to foreign securities for institutional investors in the United States. In addition to managing private counsel client accounts, Price-Fleming also sponsors registered investment companies which invest in foreign securities, serves as general partner of RPFI International Partners, Limited Partnership, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.

         T. Rowe Price Investment Services, Inc. ("INVESTMENT SERVICES"), a wholly owned subsidiary of the Manager, was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor for the Investment



PAGE 9
Companies which Manager sponsors and serves as investment adviser (the "PRICE FUNDS"). Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. In 1984, Investment Services expanded its activities to include a brokerage service.

         TRP Distribution, Inc., a wholly owned subsidiary of Investment Services, was incorporated in Maryland in 1991. It was organized for, and engages in, the sale of certain investment related products prepared by Investment Services and T. Rowe Price Retirement Plan Services.

         T. Rowe Price Associates Foundation, Inc. (the "FOUNDATION"), was incorporated in 1981 (and is not a subsidiary of the Manager). The Foundation's overall objective emphasizes various community needs by giving to a broad range of educational, civic, cultural, and health-related institutions. The Foundation has a very generous matching gift program whereby employee gifts designated to qualifying institutions are matched according to established guidelines.

         T. Rowe Price Services, Inc. ("PRICE SERVICES"), a wholly owned subsidiary of the Manager, was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including shareholder services, to the Price Funds.

         T. Rowe Price Retirement Plan Services, Inc. ("RPS"), a wholly owned subsidiary of the Manager, was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

         T. Rowe Price Trust Company ("TRUST COMPANY"), a wholly owned subsidiary of the Manager, is a Maryland-chartered limited-service trust company, organized in 1983 for the purpose of providing fiduciary services. The Trust Company serves as trustee and/or custodian for certain qualified employee benefit plans, individual retirement accounts, and common trust funds and as trustee/investment agent for one trust and other retirement plans.

         T. Rowe Price Investment Technologies, Inc. was incorporated in Maryland in 1996. A wholly owned subsidiary of the Manager, it owns the technology rights, hardware, and software of the Manager and affiliated companies and provides technology services to them.




PAGE 10
         TRPH Corporation, a wholly owned subsidiary of the Manager, was organized in 1997 to acquire an interest in a UK-based corporate finance advisory firm.

         T. Rowe Price Threshold Fund Associates, Inc., a wholly owned subsidiary of the Manager, was incorporated in Maryland in 1994 and serves as the general partner of T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership.

         T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership, was organized in 1994 by the Manager and invests in private financings of small companies with high growth potential; the Manager is the General Partner of the partnership.

         RPFI International Partners, L.P., is a Delaware limited partnership organized in 1985 for the purpose of investing in a diversified group of small and medium-sized non-U.S. companies. Price-Fleming is the general partner of this partnership, and certain institutional investors, including advisory clients of Price-Fleming, are its limited partners.

         T. Rowe Price Stable Asset Management, Inc. ("STABLE ASSET MANAGEMENT"), was incorporated in Maryland in 1988 as a wholly owned subsidiary of the Manager. Stable Asset Management is registered as an investment adviser under the Investment Advisers Act of 1940, and specializes in the management of investment portfolios which seek stable and consistent investment returns through the use of guaranteed investment contracts, bank investment contracts, structured investment contracts issued by insurance companies and banks, as well as short-term fixed income securities.

         T. Rowe Price Recovery Fund Associates, Inc., a Maryland corporation, is a wholly owned subsidiary of the Manager organized in 1988 for the purpose of serving as General Partner of T. Rowe Price Recovery Fund, L.P., a Delaware limited partnership which invests in financially distressed companies.

         T. Rowe Price Recovery Fund II Associates, L.L.C., is a Maryland limited liability company organized in 1996. Wholly owned by the Manager and the Trust Company, it serves as General Partner of T. Rowe Price Recovery Fund II, L.P., a Delaware limited partnership which also invests in financially distressed companies.

         T. Rowe Price (Canada), Inc. ("TRP CANADA") is a Maryland corporation organized in 1988 as a wholly owned subsidiary of the Manager. This entity is registered as an investment adviser under the Investment Advisers Act of 1940 as well as with the Ontario Securities Commission to provide advisory services to individual and institutional clients residing in Canada.



PAGE 11

         T. Rowe Price Insurance Agency, Inc., is a wholly owned subsidiary of the Manager, organized in Maryland in 1994 and licensed to do business in several states to act primarily as a distributor of proprietary variable annuity products.

         Since 1983, the Manager has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.

         TRP Suburban, Inc., is a Maryland corporation organized in 1990 as a wholly owned subsidiary of the Manager. It entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses the Manager's transfer agent, plan administrative services, retirement plan services, and operations support functions.

         TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of T. Rowe Price Associates, Inc., was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland.

         TRP Finance, Inc., a wholly owned subsidiary of the Manager, is a Delaware corporation organized in 1990 to manage certain passive corporate investments and other intangible assets.

         T. Rowe Price Strategic Partners Fund II, L.P. ("STRATEGIC PARTNERS FUNDS") is a Delaware limited partnership organized in 1992, for the purpose of investing in small public and private companies seeking capital for expansion or undergoing a restructuring of ownership. The general partner of T. Rowe Price Strategic Partners Fund II, L.P. is T. Rowe Price Strategic Partners II, L.P., a Delaware limited partnership whose general partner is T. Rowe Price Strategic Partners Associates, Inc.

         T. Rowe Fleming Asset Management Limited ("T. ROWE FLEMING"), an English corporation, is an investment adviser under the Investment Advisers Act of 1940. T. Rowe Fleming will provide investment management services to Japanese investment trusts and other institutional investors in Japan pursuant to one or more delegation agreements entered into between Daiwa SB Investments, Ltd. and
T. Rowe Fleming. T. Rowe Fleming is a corporate joint venture owned 50% by T. Rowe Price and 50% by Robert Fleming Asset Management Limited, a wholly-owned subsidiary of Robert Fleming Holdings Limited. Formerly known as Fleming International Asset Management Limited ("FIAM"), the company changed its name to
T. Rowe Fleming Asset Management Limited on June 8, 1999, following the formation of the joint venture.




PAGE 12
         Listed below are the directors, executive officers and managing directors of the Manager who have other substantial businesses, professions, vocations, or employment aside from that of Director of the Manager:

                                   DIRECTORS

JAMES E. HALBKAT, JR., Director of the Manager. Mr. Halbkat is President of U.S. Monitor Corporation, a provider of public response systems. Mr. Halbkat's address is: P.O. Box 23109, Hilton Head Island, South Carolina 29925.

DONALD B. HEBB, JR., Director of the Manager. Mr. Hebb is the managing general partner of ABS Capital Partners. Mr. Hebb's address is One South Street, 25th Floor, Baltimore, Maryland 21202.

RICHARD L. MENSCHEL, Director of the Manager. Mr. Menschel is a limited partner of The Goldman Sachs Group, L.P., an investment banking firm. Mr. Menschel's address is: 85 Broad Street, 2nd Floor, New York, New York 10004.

ROBERT L. STRICKLAND, Director of the Manager. Mr. Strickland retired as Chairman of Lowe's Companies, Inc., a retailer of specialty home supplies, as of January 31, 1998 and continues to serve as a Director. He is a Director of Hannaford Bros., Co., a food retailer. Mr. Strickland's address is: 2000 W. First Street, Suite 604, Winston-Salem, North Carolina 27104.

PHILIP C. WALSH, Director of the Manager. Mr. Walsh is a retired mining industry executive. Mr. Walsh's address is: Pleasant Valley, Peapack, New Jersey 07977.

ANNE MARIE WHITTEMORE, Director of the Manager. Mrs. Whittemore is a partner of the law firm of McGuire, Woods, Battle & Boothe L.L.P. and a Director of Owens & Minor, Inc.; Fort James Corporation; and Albemarle Corporation. Mrs. Whittemore's address is: One James Center, Richmond, Virginia 23219.

With the exception of Messrs. Halbkat, Hebb, Menschel, Strickland, Walsh, and Mrs. Whittemore, all of the following directors of the Manager are employees of the Manager.

EDWARD C. BERNARD, Director and Managing Director of the Manager; Director and President of T. Rowe Price Insurance Agency, Inc. and T. Rowe Price Investment Services, Inc.; Director of T. Rowe Price Services, Inc.; Vice President of TRP Distribution, Inc.

HENRY H. HOPKINS, Director and Managing Director of the Manager; Director of T. Rowe Price Insurance Agency, Inc.; Vice President and Director of T. Rowe Price (Canada), Inc., T. Rowe Price



PAGE 13
Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Threshold Fund Associates, Inc., T. Rowe Price Trust Company, TRP Distribution, Inc., and TRPH Corporation; Director of T. Rowe Price Insurance Agency, Inc.; Vice President of Price-Fleming, T. Rowe Price Real Estate Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Stable Asset Management, Inc., and
T. Rowe Price Strategic Partners Associates, Inc.

JAMES A.C. KENNEDY, Director and Managing Director of the Manager; President and Director of T. Rowe Price Strategic Partners Associates, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc.

JOHN H. LAPORTE, JR., Director and Managing Director of the Manager.

WILLIAM T. REYNOLDS, Director and Managing Director of the Manager; Chairman of the Board of T. Rowe Price Stable Asset Management, Inc.; Director of TRP Finance, Inc.

JAMES S. RIEPE, Vice-Chairman of the Board, Director, and Managing Director of the Manager; Chairman of the Board and President of T. Rowe Price Trust Company; Chairman of the Board of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Investment Technologies, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director of Price-Fleming, T. Rowe Price Insurance Agency, Inc., and TRPH Corporation; Director and President of TRP Distribution, Inc., TRP Suburban Second, Inc., and TRP Suburban, Inc.; and Director and Vice President of T. Rowe Price Stable Asset Management, Inc.

GEORGE A. ROCHE, Chairman of the Board, President, and Managing Director of the Manager; Chairman of the Board of TRP Finance, Inc.; Director of Price-Fleming,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Strategic Partners, Inc., and Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc., TRP Suburban Second, Inc., and TRP Suburban, Inc.

BRIAN C. ROGERS, Director and Managing Director of the Manager; Vice President of T. Rowe Price Trust Company.

M. DAVID TESTA, Vice-Chairman of the Board, Director, Chief Investment Officer, and Managing Director of the Manager; Chairman of the Board of Price-Fleming; President and Director of T. Rowe Price (Canada), Inc.; Director and Vice President of T. Rowe Price Trust Company; and Director of TRPH Corporation.

                         ADDITIONAL EXECUTIVE OFFICERS




PAGE 14
MICHAEL A. GOFF, Managing Director of the Manager; Director and the President of
T. Rowe Price Investment Technologies, Inc.

CHARLES E. VIETH, Managing Director of the Manager; Director and President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc.; Vice President of T. Rowe Price (Canada), Inc., T. Rowe Price Trust Company, and TRP Distribution, Inc.

                         ADDITIONAL MANAGING DIRECTORS

PRESTON G. ATHEY, Managing Director of the Manager.

BRIAN W.H. BERGHUIS, Managing Director of the Manager.

STEPHEN W. BOESEL, Managing Director of the Manager; Vice President of T. Rowe Price Trust Company.

GREGORY A. McCRICKARD, Managing Director of the Manager; Vice President of T. Rowe Price Trust Company.

MARY J. MILLER, Managing Director of the Manager.

CHARLES A. MORRIS, Managing Director of the Manager.

GEORGE A. MURNAGHAN, Managing Director of the Manager; Executive Vice President of Price-Fleming; Vice President of T. Rowe Price Investment Services, Inc. and
T. Rowe Price Trust Company.

EDMUND M. NOTZON III, Managing Director of the Manager; Vice President of T. Rowe Price Trust Company.

WAYNE D. O'MELIA, Managing Director of the Manager; Director and President of T. Rowe Price Services, Inc.; Vice President of T. Rowe Price Trust Company.

LARRY J. PUGLIA, Managing Director of the Manager; Vice President of T. Rowe Price (Canada), Inc.

JOHN R. ROCKWELL, Managing Director of the Manager; Director and Senior Vice President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Stable Asset Management, Inc. and T. Rowe Price Trust Company; Vice President of T. Rowe Price Investment Services, Inc.

R. TODD RUPPERT, Managing Director of the Manager; President and Director of TRPH Corporation; Vice President of T. Rowe Price Retirement Plan Services, Inc. and T. Rowe Price Trust Company.




PAGE 15
ROBERT W. SMITH, Managing Director of the Manager; Vice President of Price-Fleming.

WILLIAM J. STROMBERG, Managing Director of the Manager.

RICHARD T. WHITNEY, Managing Director of the Manager; Vice President of Price-Fleming and T. Rowe Price Trust Company.

         Certain directors and officers of the Manager are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

         See also "Management of Fund," in Registrant's Statement of Additional Information.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for eighty-eight mutual funds, including the following investment companies: T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc.,
         T. Rowe Price New Era Fund, Inc., T. Rowe Price New Income Fund, Inc.,
         T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe Price Growth & Income Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund,
         T. Rowe Price Capital Appreciation Fund, T. Rowe Price California Tax-Free Income Trust, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., Institutional International Funds, Inc., T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Spectrum Fund, Inc., T. Rowe Price Balanced Fund, Inc., T. Rowe Price Short-Term U.S. Government Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T. Rowe Price Small-Cap Stock Fund, Inc., T. Rowe Price Tax-Free Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc.,
         T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc., T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Corporate



PAGE 16
         Income Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price Mid-Cap Value Fund, Inc., Institutional Equity Funds, Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe Price Diversified Small-Cap Growth Fund, Inc., T. Rowe Price Tax-Efficient Funds, Inc., Reserve Investment Funds, Inc., T. Rowe Price Media & Telecommunications Fund, Inc., and T. Rowe Price Real Estate Fund, Inc. Investment Services is a wholly owned subsidiary of the Manager, is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Since the Price Funds are sold on a no-load basis, Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

(b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.

NAME                                                               POSITIONS AND                   POSITIONS AND
                                                                   OFFICES WITH                    OFFICES WITH
                                                                   UNDERWRITER                     REGISTRANT
James S. Riepe                                                     Chairman of the Board           Vice President
                                                                   and Director                    and Director
Edward C. Bernard                                                  President and Director          None
Henry H. Hopkins                                                   Vice President and Director     Vice President
Charles E. Vieth                                                   Vice President and Director     None
Patricia M. Archer                                                 Vice President                  None
Steven J. Banks                                                    Vice President                  None
John T. Bielski                                                    Vice President                  None
Darrell N. Braman                                                  Vice President                  None
Ronae M. Brock                                                     Vice President                  None
Meredith C. Callanan                                               Vice President                  None
John H. Cammack                                                    Vice President                  None
Ann R. Campbell                                                    Vice President                  None
Christine M. Carolan                                               Vice President                  None
Joseph A. Carrier                                                  Vice President                  None
Laura H. Chasney                                                   Vice President                  None
Renee M. Christoff                                                 Vice President                  None
Christopher W. Dyer                                                Vice President                  None
Christine S. Fahlund                                               Vice President                  None
Forrest R. Foss                                                    Vice President                  None
Thomas A. Gannon                                                   Vice President                  None
Andrea G. Griffin                                                  Vice President                  None
Douglas E. Harrison                                                Vice President                  None
David J. Healy                                                     Vice President                  None
Joanne M. Healey                                                   Vice President                  None
Joseph P. Healy                                                    Vice President                  None
Walter J. Helmlinger                                               Vice President                  None
Valerie King                                                       Vice President                  None
-Calloway
Eric G. Knauss                                                     Vice President                  None
Sharon R. Krieger                                                  Vice President                  None
Steven A. Larson                                                   Vice President                  None
Jeanette M. LeBlanc                                                Vice President                  None
Keith W. Lewis                                                     Vice President                  None
Gayle A. Lomax                                                     Vice President                  None
Sarah McCafferty                                                   Vice President                  None
Maurice A. Minerbi                                                 Vice President                  None
Mark J. Mitchell                                                   Vice President                  None
Nancy M. Morris                                                    Vice President                  None
George A. Murnaghan                                                Vice President                  None
Steven E. Norwitz                                                  Vice President                  None
Kathleen M. O'Brien                                                Vice President                  None
Barbara A. O'Connor                                                Vice President                  None
Wayne D. O'Melia                                                   Vice President                  None
David Oestr                                                        Vice President                  None
e
icher
Robert Petrow                                                      Vice President                  None
Pamela D. Preston                                                  Vice President                  None
George D. Riedel                                                   Vice President                  None
Lucy B. Robins                                                     Vice President                  None
John R. Rockwell                                                   Vice President                  None
Kenneth J. Rutherford                                              Vice President                  None
Alexander Savich                                                   Vice President                  None
Kristin E. Seeberger                                               Vice President                  None
Donna B. Singer                                                    Vice President                  None
Bruce D. Stewart                                                   Vice President                  None
William W. Strickland, Jr.                                         Vice President                  None
Jerome Tuccille                                                    Vice President                  None
Walter Wdowiak                                                     Vice President                  None
William F. Wendler II                                              Vice President                  None
Jane F. White                                                      Vice President                  None
Thomas R. Woolley                                                  Vice President                  None
Barbara A. O'Connor                                                Controller                      None
Theodore J. Zamerski III                                           Assistant Vice President and    None
                                                                   Assistant Controller
Matthew B. Alsted                                                  Assistant Vice President        None
Kimberly B. Andersen                                               Assistant Vice President        None
Richard J. Barna                                                   Assistant Vice President        None
Catherine L.Berkenkemper                                           Assistant Vice President        None
Edwin J. Brooks                                                    Assistant Vice President        None
III
Carl A. Cox                                                        Assistant Vice President        None
Charles R. Dicken                                                  Assistant Vice President        None
Cheryl L. Emory                                                    Assistant Vice President        None
John A. Galateria                                                  Assistant Vice President        None
Edward F. Giltenan                                                 Assistant Vice President        None
Jason L. Gounaris                                                  Assistant Vice President        None
Janelyn A. Healey                                                  Assistant Vice President        None
Sandra J. Kiefler                                                  Assistant Vice President        None
Suzanne M. Knoll                                                   Assistant Vice President        None
Patricia                                                           Assistant Vice President        Secretary
B
 .
Lippert
Teresa M. Loeffert                                                 Assistant Vice President        None
C. Lillian Matthews                                                Assistant Vice President        None
Janice D. McCrory                                                  Assistant Vice President        None
Danielle N. Nicholson                                              Assistant Vice President        None
JeanneMarie B. Patella                                             Assistant Vice President        None
Kylelane Purcell                                                   Assistant Vice President        None
David A. Roscum                                                    Assistant Vice President        None
Matthew A. Scher                                                   Assistant Vice President        None
Carole H. Smith                                                    Assistant Vice President        None
John A. Stranovsky                                                 Assistant Vice President        None
Nolan L. North                                                     Assistant Treasurer             None
Barbara A. Van Horn                                                Assistant Secretary             None




PAGE 17



PAGE 18
(c) Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds since the Price Funds are sold on a no-load basis.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

         Custody of Registrant's portfolio securities which are purchased outside the United States is maintained by The Chase Manhattan Bank, N.A., London, in its foreign branches or with other U.S. banks. The Chase Manhattan Bank, N.A., London, is located at Woolgate House, Coleman Street, London EC2P 2HD England.

ITEM 29. MANAGEMENT SERVICES

         Registrant is not a party to any management-related service contract, other than as set forth in the Prospectus or Statement of Additional Information.

ITEM 30. UNDERTAKINGS

(a)     Not applicable



PAGE 19

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this March 28, 2000.

         T. Rowe Price Value Fund, Inc.

       /s/Brian C. Rogers
By:    Brian C. Rogers
       President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                 Title                 Date
---------                 -----                 ----

/s/Brian C. Rogers        President (Chief      March 28, 2000
Brian C. Rogers           Executive Officer)

/s/Carmen F. Deyesu      Treasurer (Chief       March 28, 2000
Carmen F. Deyesu         Financial Officer)

*                        Director               March 28, 2000
Donald W. Dick, Jr.

*                        Director               March 28, 2000
David K. Fagin

/s/James A.C. Kennedy III Director              March 28, 2000
James A.C. Kennedy III

*                        Director               March 28, 2000
Hanne M. Merriman

/s/James S. Riepe        Director and           March 28, 2000
James S. Riepe           Vice President

/s/M. David Testa        Director               March 28, 2000
M. David Testa

*                        Director               March 28, 2000
Hubert D. Vos

*                        Director               March 28, 2000
Paul M. Wythes



PAGE 20

/s/Henry H. Hopkins      Attorney-In-Fact       March 28, 2000
Henry H. Hopkins